UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-05059
                                                    -----------------------

                                 HighMark Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884
                                                          --------------------

                     Date of fiscal year end: July 31, 2011
                                             --------------------

                    Date of reporting period: April 30, 2011
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 62.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.5%
      Carnival                                            4,015   $     152,851
      Dick's Sporting Goods *                             4,830         197,692
      Las Vegas Sands *                                   4,075         191,566
      PetSmart                                            4,025         169,734
      Staples                                             8,295         175,356
      Starwood Hotels & Resorts Worldwide                 3,455         205,814
      Walt Disney                                         6,010         259,031
      Yum! Brands                                         2,350         126,054
                                                                  -------------
                                                                      1,478,098
                                                                  -------------
   CONSUMER STAPLES - 5.9%
      Altria Group                                        9,110         244,512
      Anheuser-Busch InBev NV, SP ADR                     3,500         223,895
      Coca-Cola                                           5,380         362,935
      Kraft Foods, Cl A                                   7,290         244,798
      Mead Johnson Nutrition                              1,650         110,352
      Philip Morris International                         5,490         381,226
                                                                  -------------
                                                                      1,567,718
                                                                  -------------
   ENERGY - 12.3%
      BG Group PLC, SP ADR                                2,520         320,166
      Cameron International *                             4,795         252,792
      EOG Resources                                       1,460         164,849
      ExxonMobil                                          6,655         585,640
      Occidental Petroleum                                4,970         568,021
      QEP Resources                                       5,910         252,534
      Schlumberger                                        3,590         322,203
      Suncor Energy                                      11,800         543,272
      Tenaris, ADR                                        3,490         177,257
      Ultra Petroleum *                                   1,460          74,153
                                                                  -------------
                                                                      3,260,887
                                                                  -------------
   FINANCIALS - 4.0%
      Greenhill & Co.                                     3,385         199,715
      JPMorgan Chase                                     10,060         459,038
      Wells Fargo                                        14,300         416,273
                                                                  -------------
                                                                      1,075,026
                                                                  -------------
   HEALTH CARE - 7.4%
      DaVita *                                            2,490         219,344
      Express Scripts *                                   2,230         126,530
      Fresenius Medical Care, ADR                         1,560         122,569
      Gilead Sciences *                                   4,550         176,722
      Johnson & Johnson                                   3,330         218,848
      Pfizer                                             23,557         493,755
      UnitedHealth Group                                  6,720         330,826
      WellPoint                                           3,630         278,748
                                                                  -------------
                                                                      1,967,342
                                                                  -------------
   INDUSTRIAL - 9.8%
      3M                                                  2,940         285,797
      Danaher                                            17,710         978,300

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Donaldson                                           4,970   $     304,313
      Emerson Electric                                    2,070         125,773
      General Electric                                    5,760         117,792
      Rockwell Collins                                    4,040         254,924
      Stericycle *                                        2,630         240,066
      United Parcel Service, Cl B                         3,920         293,882
                                                                  -------------
                                                                      2,600,847
                                                                  -------------
   INFORMATION TECHNOLOGY - 11.9%
      Accenture, Cl A ++                                  2,260         129,114
      Analog Devices                                      5,460         220,093
      Apple *                                             1,460         508,416
      Autodesk *                                          4,170         187,567
      Broadcom, Cl A *                                    5,160         181,529
      EMC *                                              14,200         402,428
      Google, Cl A *                                        790         429,839
      Linear Technology                                   5,625         195,750
      NetApp *                                            4,490         233,390
      Oracle                                             14,880         536,424
      QUALCOMM                                            2,500         142,100
                                                                  -------------
                                                                      3,166,650
                                                                  -------------
   MATERIALS - 5.1%
      Ecolab                                              7,320         386,203
      Praxair                                             6,760         719,399
      Weyerhaeuser                                       10,694         246,069
                                                                  -------------
                                                                      1,351,671
                                                                  -------------
   UTILITIES - 0.8%
      ITC Holdings                                        1,675         118,808
      Wisconsin Energy                                    2,950          92,069
                                                                  -------------
                                                                        210,877
                                                                  -------------
   TOTAL COMMON STOCK
      (Cost $11,495,905)                                             16,679,116
                                                                  -------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 13.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.5%
      Comcast
         5.700%, 07/01/19                           $   100,000         109,924
      Gap
         5.950%, 04/12/21                                50,000          50,558
      Georgia-Pacific (A)
         8.250%, 05/01/16                                50,000          56,750
      Staples
         9.750%, 01/15/14                                50,000          60,126
      Time Warner Entertainment
         8.375%, 03/15/23                               100,000         126,541
                                                                  -------------
                                                                        403,899
                                                                  -------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 1

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
   ENERGY - 2.0%
      BP Capital Markets PLC
         4.742%, 03/11/21                           $    75,000   $      76,579
      Energy Transfer Partners
         9.700%, 03/15/19                               100,000         131,033
      Enterprise Products Operating
         5.200%, 09/01/20                               150,000         158,149
      Magellan Midstream Partners
         6.550%, 07/15/19                                50,000          57,811
      Petrobras International Finance
         3.875%, 01/27/16                                50,000          50,689
      Williams Partners
         4.125%, 11/15/20                                50,000          48,646
                                                                  -------------
                                                                        522,907
                                                                  -------------
   FINANCIALS - 5.3%
      American International Group
         3.650%, 01/15/14                                75,000          76,869
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         106,505
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                50,000          55,807
      BNP Paribas,
         5.000%, 01/15/21                                50,000          50,367
         MTN
         3.600%, 02/23/16                                25,000          25,421
      Boston Properties
         4.125%, 05/15/21                                50,000          48,330
      Citigroup
         4.750%, 05/19/15                                75,000          79,890
      Ford Motor Credit
         5.000%, 05/15/18                               100,000         100,054
      GE Global Insurance
         7.750%, 06/15/30                               200,000         234,070
      General Electric Capital
         2.250%, 11/09/15                               100,000          98,027
      HSBC Holdings PLC
         5.100%, 04/05/21                                75,000          77,193
      JPMorgan Chase
         3.125%, 12/01/11                               100,000         101,671
         4.250%, 10/15/20                               100,000          97,231
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                               125,000          32,188
      NASDAQ OMX Group
         5.250%, 01/16/18                                50,000          50,567
      Wells Fargo
         3.000%, 12/09/11                               150,000         152,544
         5.625%, 12/11/17                                25,000          27,888
                                                                  -------------
                                                                      1,414,622
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FOREIGN GOVERNMENT - 0.3%
      Export-Import Bank of Korea
         3.750%, 10/20/16                           $    75,000   $      75,054
                                                                  -------------
   HEALTH CARE - 0.7%
      Boston Scientific
         6.000%, 01/15/20                                50,000          54,110
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                                50,000          50,557
      Wellpoint
         6.000%, 02/15/14                                58,000          64,562
                                                                  -------------
                                                                        169,229
                                                                  -------------
   INDUSTRIAL - 1.2%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                                50,000          48,500
      Continental Airlines, Ser 10-1A
         4.750%, 01/12/21                                75,000          73,125
      Delta Air Lines, Ser 10-2A
         4.950%, 05/23/19                                75,000          75,000
      General Electric
         5.000%, 02/01/13                                75,000          80,069
      L-3 Communications, Ser B
         6.375%, 10/15/15                                50,000          51,625
                                                                  -------------
                                                                        328,319
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.1%
      International Business Machines
         6.500%, 01/15/28                                25,000          29,906
                                                                  -------------
   MATERIALS - 1.2%
      Alcoa
         5.400%, 04/15/21                                50,000          50,768
      ArcelorMittal
         5.500%, 03/01/21                                25,000          25,345
      Dow Chemical
         4.250%, 11/15/20                                75,000          73,445
      Rio Tinto Finance USA
         6.500%, 07/15/18                               100,000         117,288
      Teck Resources
         10.250%, 05/15/16                               50,000          60,375
                                                                  -------------
                                                                        327,221
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.0%
      AT&T
         4.450%, 05/15/21                                25,000          25,147
      Telefonica Emisiones SAU
         3.992%, 02/16/16                               100,000         101,991
      Verizon Maryland
         8.000%, 10/15/29                                75,000          84,640
      Verizon New England
         7.875%, 11/15/29                                50,000          58,423
                                                                  -------------
                                                                        270,201
                                                                  -------------

                                            See note to schedule of investments.

2 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 0.4%
      Great River Energy (A)
         4.478%, 07/01/30                           $    50,000   $      48,572
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                50,000          53,266
                                                                  -------------
                                                                        101,838
                                                                  -------------
   TOTAL CORPORATE OBLIGATIONS
         (Cost $3,633,119)                                            3,643,196
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                                46,109          50,123
         5.000%, 10/01/20                                19,548          21,018
         4.500%, 03/01/18                                17,728          18,832
         4.500%, 05/01/19                                26,569          28,282
         4.500%, 07/01/23                                52,069          54,938
      FNMA
         8.000%, 05/01/25                                10,525          12,272
         7.000%, 07/01/26                                14,162          16,272
         7.000%, 12/01/27                                13,494          15,526
         6.500%, 05/01/14                                13,326          14,647
         6.500%, 01/01/28                                14,021          15,862
         6.000%, 02/01/17                                51,767          56,565
         6.000%, 03/01/28                                18,058          19,966
         5.500%, 12/01/17                                51,129          55,482
         5.000%, 12/01/17                                14,114          15,184
         5.000%, 04/01/18                                70,912          76,290
         5.000%, 11/01/18                                 7,764           8,353
         5.000%, 03/01/34                               131,584         139,820
         4.500%, 02/01/19                                66,121          70,466
         4.500%, 05/01/19                               163,162         173,579
         4.500%, 06/01/19                                21,964          23,366
         4.000%, 09/01/18                                16,129          17,014
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                18,772          18,898
      GNMA
         7.000%, 02/15/26                                15,166          17,476
         7.000%, 10/15/27                                14,455          16,679
         7.000%, 03/15/29                                14,693          16,988
         6.500%, 05/15/28                                16,776          19,015
         6.500%, 01/15/29                                24,727          28,027
         6.000%, 04/15/29                                46,113          51,486
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,000,581)                                            1,072,426
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.7%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                           $    72,292   $      74,768
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                82,376          84,840
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (C)
         5.014%, 02/15/38                               150,000         160,723
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1
         3.742%, 11/10/46                                74,719          76,769
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                               176,465         158,084
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               100,000         106,328
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                40,575          41,689
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                               168,661         160,474
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2004-2, Cl A1
         5.000%, 01/25/19                                96,944         100,400
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-M, Cl A1 (C)
         4.692%, 12/25/33                                28,414          29,328
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $989,712)                                                993,403
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 2.9%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                                75,000          75,650
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A
         1.850%, 11/20/13                               100,000          99,998
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                               125,000         135,271
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                58,568          62,651
      SLM Student Loan Trust,
         Ser 2011-A, Cl A1 (C) ^
         1.213%, 10/15/24                               100,000         100,188

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 3

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                           $   120,000   $     133,998
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A4
         1.980%, 09/20/17                                75,000          75,385
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                                75,000          75,271
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $740,947)                                                758,412
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 0.8%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                               200,000         208,875
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $198,968)                                                208,875
                                                                  -------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 0.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 0.8%
      California State, Build America Bonds,
         Taxable, GO
         7.600%, 11/01/40                                35,000          39,990
      Los Angeles, Department of Water &
         Power Revenue, Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                                50,000          54,261
      Metropolitan Water District of
         Southern California, Build America
         Bonds, Taxable, RB
         6.947%, 07/01/40                                50,000          53,865
      University of California Revenue,
         Build America Bonds, Taxable, RB (C)
         1.988%, 05/15/50                                50,000          50,517
                                                                  -------------
                                                                        198,633
                                                                  -------------
   NEW JERSEY - 0.1%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America
         Bonds, Taxable, RB
         7.102%, 01/01/41                                25,000          28,172
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $210,225)                                                226,805
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    8,440         138,163
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $80,159)                                                 138,163
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 10.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $2,827,993
         (collateralized by a U.S. Treasury Note
         obligation, par value $2,830,000,
         1.500%, 12/31/13, total market
         value $2,891,269)                          $ 2,827,986   $   2,827,986
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,827,986)                                            2,827,986
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $21,177,602) #                                           26,548,382
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                44,989
                                                                  -------------
   NET ASSETS - 100.0%                                            $  26,593,371
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2011 IS $100,188.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,177,602, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,580,911 AND $(210,131), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 WAS $105,322 AND REPRESENTED 0.4% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $32,188, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

                                            See note to schedule of investments.

4 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2       LEVEL 3
                                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           04/30/11        PRICE          INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  16,679,116   $ 16,679,116   $        --   $         --
   Corporate Obligations                                    3,643,196             --     3,643,196             --
   U.S. Government Agency Mortgage-Backed Obligations       1,072,426             --     1,072,426             --
   Mortgage-Backed Securities                                 993,403             --       993,403             --
   Asset-Backed Securities                                    758,412             --       658,224        100,188
   U.S. Treasury Obligation                                   208,875             --       208,875             --
   Municipal Bonds                                            226,805             --       226,805             --
   Registered Investment Company                              138,163        138,163            --             --
   Repurchase Agreement                                     2,827,986             --     2,827,986             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  26,548,382   $ 16,817,279   $ 9,630,915   $    100,188
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

The table below sets forth a summary of changes in the Fund's Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended April 30, 2011.

                                                                                NET            NET           NET
ASSETS AT FAIR VALUE USING      BALANCE AS OF  TRANSFERS IN  TRANSFERS OUT    REALIZED      UNREALIZED    PURCHASES/   BALANCE AS OF
UNOBSERVABLE INPUTS (LEVEL 3)   JULY 31, 2010   TO LEVEL 3    OF LEVEL 3    GAIN/(LOSSES)  GAIN/(LOSSES)    (SALES)   APRIL 30, 2011
-----------------------------   -------------  ------------  -------------  -------------  -------------  ----------  --------------
Asset-Backed Securities         $          --  $    100,094  $          --  $          --  $          94  $       --  $      100,188
-----------------------------   -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total Asset-Backed Securities:  $          --  $    100,094  $          --  $          --  $          94  $       --  $      100,188
-----------------------------   -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total:                          $          --  $    100,094  $          --  $          --  $          94  $       --  $      100,188
                                =============  ============  =============  =============  =============  ==========  ==============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.8%
      Ascena Retail Group *                              13,700   $     428,673
      Bob Evans Farms                                    26,600         834,176
      Brinker International                              31,400         756,426
      Cato, Cl A                                         36,800         938,768
      Collectors Universe                                21,200         327,328
      Core-Mark Holding *                                19,800         663,498
      Dana Holding *                                     13,200         239,844
      Drew Industries                                    12,500         300,875
      Emerson Radio *                                   160,000         387,200
      Finish Line, Cl A                                  42,200         906,878
      Flexsteel Industries                                3,468          49,558
      Foot Locker                                        50,500       1,086,760
      Full House Resorts *                              132,200         528,800
      Global Traffic Network *                           31,100         417,673
      Harman International Industries                    18,000         873,540
      Johnson Outdoors, Cl A *                           24,300         403,137
      Lifetime Brands                                    20,400         324,768
      Meredith                                           15,900         531,378
      Motorcar Parts of America *                        33,800         470,496
      Pier 1 Imports *                                   27,900         339,822
      Rocky Brands *                                     35,300         537,619
      Ruth's Hospitality Group *                         54,900         269,559
      Steinway Musical Instruments *                     14,014         350,350
      Superior Industries International                  11,400         288,078
      Warnaco Group *                                    10,200         656,472
                                                                  --------------
                                                                     12,911,676
                                                                  --------------
   CONSUMER STAPLES - 2.6%
      B&G Foods, Cl A                                    10,000         180,800
      Corn Products International                         3,800         209,380
      Elizabeth Arden *                                   9,600         288,576
      Ingles Markets, Cl A                               12,700         241,427
      Omega Protein *                                    52,000         669,760
      Prestige Brands Holdings *                         16,300         188,265
      Susser Holdings *                                  24,900         343,371
      Village Super Market, Cl A                         17,000         459,680
                                                                  --------------
                                                                      2,581,259
                                                                  --------------
   ENERGY - 8.2%
      Cloud Peak Energy *                                23,300         485,106
      Complete Production Services *                     27,500         933,350
      CVR Energy *                                       33,500         744,705
      Delek US Holdings                                  21,600         290,088
      Frontier Oil                                       20,500         572,770
      Gran Tierra Energy * ++                            56,100         416,262
      International Coal Group *                         67,500         744,525
      Newpark Resources *                               114,200       1,031,226
      REX American Resources *                           10,100         174,528
      SEACOR Holdings                                     8,900         879,587
      Stone Energy *                                     10,400         367,744
      Tesco * ++                                         31,500         592,515
      VAALCO Energy *                                    66,300         462,111
      Western Refining *                                 37,700         639,392
                                                                  --------------
                                                                      8,333,909
                                                                  --------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - 20.9%
      1st Source                                         32,200   $     683,284
      Advance America Cash Advance Centers               56,090         329,809
      Agree Realty REIT                                  21,000         491,190
      Alliance Financial                                  7,900         254,696
      American Safety Insurance Holdings * ++            30,200         614,872
      B of I Holding *                                   31,400         527,520
      BBVA Banco Frances SA, ADR                         74,300         773,463
      Calamos Asset Management, Cl A                     33,400         543,418
      Citizens & Northern                                29,500         506,515
      Community Bank System                               9,800         245,196
      Community Trust Bancorp                            24,200         684,860
      Compass Diversified Holdings                       30,600         512,856
      Dime Community Bancshares                          40,800         630,768
      Encore Capital Group *                             12,200         365,268
      Endurance Specialty Holdings ++                    18,900         838,026
      Financial Institutions                             11,600         197,200
      Flushing Financial                                 43,900         646,208
      Getty Realty REIT                                  22,100         561,561
      Harleysville Group                                 19,300         619,144
      Hospitality Properties Trust REIT                  24,400         589,260
      Maiden Holdings ++                                126,300         940,935
      MainSource Financial Group                         39,200         377,496
      Meadowbrook Insurance Group                        83,300         852,992
      MFA Financial REIT                                 29,600         236,208
      New Hampshire Thrift Bancshares                    11,600         155,672
      One Liberty Properties REIT                        56,600         877,866
      Primerica                                          36,700         848,504
      Protective Life                                     9,300         250,263
      PS Business Parks REIT                             10,800         650,808
      Republic Bancorp, Cl A                             34,500         751,410
      Safety Insurance Group                              8,300         388,606
      Saratoga Investment *                              14,000         293,720
      Senior Housing Properties Trust REIT               26,000         616,720
      Southside Bancshares                               32,550         707,963
      State Auto Financial                               17,500         297,150
      Universal Insurance Holdings                      121,400         656,774
      Urstadt Biddle Properties, Cl A REIT               33,100         651,408
      Virginia Commerce Bancorp *                        30,500         183,305
      WesBanco                                           36,700         745,010
      White River Capital                                 5,600         100,184
                                                                  --------------
                                                                     21,198,108
                                                                  --------------
   HEALTH CARE - 6.6%
      AMERIGROUP *                                       12,700         867,410
      Continucare *                                      48,400         259,424
      Cynosure, Cl A *                                   28,700         422,751
      Healthspring *                                     31,900       1,323,531
      Magellan Health Services *                         17,700         920,754
      Medicines *                                        30,300         475,710
      Medicis Pharmaceutical, Cl A                        6,000         212,760
      National Healthcare                                21,200         984,952

                                            See note to schedule of investments.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Par Pharmaceutical *                                6,900   $     237,636
      Providence Service *                               20,000         294,800
      Triple-S Management, Cl B * ++                     22,300         466,962
      ViroPharma *                                       10,700         206,403
                                                                  --------------
                                                                      6,673,093
                                                                  --------------

   INDUSTRIAL - 18.2%
      Aircastle ++                                       60,100         748,846
      Alaska Air Group *                                  4,000         263,480
      Allied Motion Technologies *                       13,200          92,796
      Applied Industrial Technologies                    30,700       1,082,482
      Atlas Air Worldwide Holdings *                     10,300         709,773
      Consolidated Graphics *                             6,800         381,820
      Crane                                               5,400         269,514
      Cubic                                              18,700       1,011,296
      Espey Manufacturing & Electronics                  12,900         350,880
      Fly Leasing, ADR                                   39,400         533,870
      Global Ship Lease, Cl A * ++                       33,200         208,164
      GP Strategies *                                    29,100         380,919
      Great Lakes Dredge & Dock                         124,400         926,780
      Hardinge                                           15,100         195,545
      Heidrick & Struggles International                  8,100         189,540
      Intersections                                      35,600         535,780
      Kadant *                                           31,700         977,945
      Kennametal                                         12,200         515,084
      L.B. Foster, Cl A                                  16,830         716,285
      L.S. Starrett, Cl A                                25,500         349,605
      M&F Worldwide *                                    34,000         853,060
      Miller Industries                                  10,400         164,528
      Mueller Industries                                 26,900       1,052,328
      NACCO Industries, Cl A                              8,700         915,501
      National Presto Industries                          4,600         510,738
      NN *                                               41,100         720,483
      RCM Technologies *                                105,000         593,250
      Ryder System                                       14,600         781,100
      Seaboard                                              180         429,660
      SFN Group *                                        27,400         288,522
      SL Industries *                                    16,300         345,071
      Sparton *                                          99,100         806,674
      Team *                                              6,500         162,175
      Viad                                               12,200         302,682
                                                                  --------------
                                                                     18,366,176
                                                                  --------------
   INFORMATION TECHNOLOGY - 14.7%
      ACI Worldwide *                                    25,600         845,824
      Amtech Systems *                                   20,300         464,464
      ASM International NV * ++                          22,500         973,125
      Brightpoint *                                      53,700         543,444
      Coherent *                                         12,100         756,371
      CSG Systems International *                        41,300         877,212
      Entegris *                                         36,400         314,132
      Exlservice Holdings *                               9,500         196,840

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Fairchild Semiconductor International *            27,000   $     566,190
      Insight Enterprises *                              39,600         679,536
      Kemet *                                            41,300         649,649
      Lattice Semiconductor *                            82,500         560,175
      Lexmark International, Cl A *                      15,000         483,750
      MAXIMUS                                             8,800         703,912
      Micrel                                             19,600         251,076
      NAM TAI Electronics ++                             42,100         258,494
      Net 1 UEPS Technologies * ++                       84,100         704,758
      NetScout Systems *                                 19,800         506,682
      Newport *                                          45,300         848,469
      Progress Software *                                19,950         591,518
      Rogers *                                            8,500         352,920
      Technical Communications                           31,600         318,844
      TeleTech Holdings *                                28,200         560,334
      Viasystems Group *                                 20,600         537,866
      Vishay Intertechnology *                           53,400       1,018,872
      Westell Technologies, Cl A *                       73,800         265,680
                                                                  --------------
                                                                     14,830,137
                                                                  --------------
   MATERIALS - 6.8%
      Boise                                              34,100         334,862
      Buckeye Technologies                               32,800         923,648
      Century Aluminum *                                 15,800         315,684
      Chase                                              25,000         413,250
      Domtar ++                                           4,200         390,684
      Ferro *                                            47,500         712,500
      Innospec *                                         31,800       1,197,588
      KapStone Paper and Packaging *                     58,800       1,021,944
      Material Sciences *                                27,700         220,492
      Mercer International * ++                          36,000         438,120
      PolyOne                                            30,000         434,400
      UFP Technologies *                                 26,400         512,160
                                                                  --------------
                                                                      6,915,332
                                                                  --------------
   TELECOMMUNICATION SERVICES - 0.4%
      USA Mobility                                       29,100         449,595
                                                                  --------------
   UTILITIES - 4.3%
      AGL Resources                                      26,600       1,104,166
      Chesapeake Utilities                                5,800         248,182
      Empire District Electric                           11,100         249,084
      Otter Tail                                         28,200         659,316
      Pepco Holdings                                     12,600         242,802
      PNM Resources                                      18,800         288,204
      TECO Energy                                        18,200         350,714
      Transportadora de Gas del Sur SA * ++              65,400         346,620
      Unisource Energy                                   23,200         861,415
                                                                  --------------
                                                                      4,350,503
                                                                  --------------

      TOTAL COMMON STOCK
         (Cost $83,017,511)                                          96,609,788
                                                                  --------------

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.1%
--------------------------------------------------------------------------------
     iShares Russell 2000 Value Index  Fund ETF          14,000   $   1,071,700
     iShares S&P SmallCap 600 Value Index Fund ETF       14,000       1,078,420
     Rydex S&P SmallCap 600 Pure Value ETF               17,000         696,150
     Vanguard S&P Small-Cap 600 Value ETF                 4,500         294,254
                                                                  --------------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $2,628,482)                                              3,140,524
                                                                  --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
       0.030%, dated 04/29/11, matures on
       05/02/11, repurchase price
       $1,558,528 (collateralized by a U.S.
       Treasury Note obligation, par
       value $1,560,000, 1.500%,
       12/31/13, total market value
       $1,593,774)                                  $ 1,558,524       1,558,524
                                                                  --------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,558,524)                                              1,558,524
                                                                  --------------
     TOTAL INVESTMENTS - 100.1%
       (Cost $87,204,517) #                                         101,308,836
                                                                  --------------
     OTHER ASSETS & LIABILITIES, NET - (0.1)%
                                                                        (96,033)
                                                                  --------------
     NET ASSETS - 100.0%                                          $ 101,212,803
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,204,517, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,400,822 AND $(1,296,503), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                  LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                    04/30/11         PRICE         INPUTS        INPUTS
                                                 -------------   ------------   -----------   ------------
   Common Stock **                               $  96,609,788   $ 96,609,788   $        --   $         --
   Registered Investment Companies                   3,140,524      3,140,524            --             --
   Repurchase Agreement                              1,558,524             --     1,558,524             --
                                                 -------------   ------------   -----------   ------------
Total:                                           $ 101,308,836   $ 99,750,312   $ 1,558,524   $         --
                                                 =============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.6%
      Advance Auto Parts                                  6,400   $     418,944
      Harman International Industries                     5,500         266,915
      Home Depot                                         33,695       1,251,432
      Johnson Controls                                   26,700       1,094,700
      Liberty Capital, Cl A *                            12,000         987,240
      Macy's                                             23,300         557,103
      McDonald's                                         11,200         877,072
      Starbucks                                           6,800         246,092
      Target                                              7,200         353,520
      Time Warner                                        13,600         514,896
      Weight Watchers International                       5,100         396,525
      Wynn Resorts                                        3,500         515,025
                                                                  -------------
                                                                      7,479,464
                                                                  -------------
   CONSUMER STAPLES - 11.3%
      Coca-Cola                                          36,500       2,462,290
      Colgate-Palmolive                                  12,600       1,062,810
      General Mills                                      21,600         833,328
      Hansen Natural *                                   11,900         787,185
      Procter & Gamble                                   22,700       1,473,230
      Smithfield Foods *                                  7,800         183,768
      Wal-Mart Stores                                     8,800         483,824
                                                                  -------------
                                                                      7,286,435
                                                                  -------------
   ENERGY - 13.0%
      Anadarko Petroleum                                  1,800         142,092
      Chevron                                            20,000       2,188,800
      Cimarex Energy                                        800          88,472
      ConocoPhillips                                     15,830       1,249,462
      ExxonMobil                                         34,000       2,992,000
      Nabors Industries * ++                             36,022       1,103,714
      Occidental Petroleum                                3,300         377,157
      Valero Energy                                       8,000         226,400
                                                                  -------------
                                                                      8,368,097
                                                                  -------------
   FINANCIALS - 13.4%
      American National Insurance                         2,000         158,200
      CapitalSource REIT                                 79,200         529,056
      Citigroup *                                       121,400         557,226
      CNA Financial                                      14,600         453,184
      Fifth Third Bancorp                                32,700         433,929
      Franklin Resources                                  2,400         309,888
      Goldman Sachs Group                                 5,010         756,560
      JPMorgan Chase                                     39,720       1,812,424
      KeyCorp                                            17,800         154,326
      Mack-Cali Realty REIT                              26,500         935,980
      Prudential Financial                                4,000         253,680
      State Street                                        6,900         321,195
      SunTrust Banks                                     19,500         549,705
      Wells Fargo                                        49,100       1,429,301
                                                                  -------------
                                                                      8,654,654
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 11.3%
      Aetna                                              13,200   $     546,216
      Amgen *                                            17,700       1,006,245
      Baxter International                                3,300         187,770
      CIGNA                                               7,000         327,810
      Coventry Health Care *                             26,000         839,020
      Covidien ++                                         5,300         295,157
      Johnson & Johnson                                  11,700         768,924
      Life Technologies *                                 2,700         149,040
      Medco Health Solutions *                            4,200         249,186
      Medtronic                                           4,700         196,225
      Pfizer                                             33,009         691,869
      Quest Diagnostics                                  13,200         744,216
      Thermo Fisher Scientific *                         20,900       1,253,791
                                                                  -------------
                                                                      7,255,469
                                                                  -------------
   INDUSTRIAL - 12.0%
      3M                                                  1,700         165,257
      BE Aerospace *                                     15,700         605,863
      Caterpillar                                         5,200         600,132
      Crane                                               4,700         234,577
      Deere                                               2,400         234,000
      Eaton                                              12,800         685,184
      FedEx                                               1,700         162,639
      General Electric                                  103,655       2,119,745
      Rockwell Automation                                 4,600         400,798
      United Parcel Service, Cl B                        22,500       1,686,825
      Verisk Analytics, Cl A *                           25,500         838,950
                                                                  -------------
                                                                      7,733,970
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.0%
      Akamai Technologies *                               4,100         141,204
      Apple *                                             8,200       2,855,486
      Applied Materials                                  61,200         960,228
      Cisco Systems                                      33,800         593,528
      eBay *                                             30,400       1,045,760
      Google, Cl A *                                        700         380,870
      Hewlett-Packard                                    13,900         561,143
      Intel                                              51,980       1,205,416
      Intuit *                                            3,900         216,684
      Lam Research *                                      5,900         285,029
      Mastercard, Cl A                                      900         248,301
      Microsoft                                          39,925       1,038,848
      Novellus Systems *                                 13,700         439,770
      Oracle                                             12,600         454,230
      QUALCOMM                                            6,900         392,196
      Rambus *                                           29,300         583,070
      Seagate Technology ++                              10,800         190,296
                                                                  -------------
                                                                     11,592,059
                                                                  -------------
   MATERIALS - 3.2%
      Compass Minerals International                      1,800         175,698
      EI Du Pont de Nemours                              14,300         812,097

See note to schedule of investments.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
      FMC                                                 1,800   $     158,904
      Freeport-McMoRan Copper & Gold                      7,200         396,216
      International Flavors & Fragrances                  8,300         527,216
                                                                  -------------
                                                                      2,070,131
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.1%
      American Tower, Cl A *                              4,400         230,164
      AT&T                                                5,000         155,600
      Verizon Communications                             25,700         970,946
                                                                  -------------
                                                                      1,356,710
                                                                  -------------
   UTILITIES - 1.3%
      DTE Energy                                         16,100         813,533
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $54,726,345)                                          62,610,522
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $1,639,968
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,640,000,
         1.500%, 12/31/13, total market
         value $1,675,505)                          $ 1,639,964       1,639,964
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,639,964)                                            1,639,964
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $56,366,309) #                                           64,250,486
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                               175,425
                                                                  -------------
   NET ASSETS - 100.0%                                            $  64,425,911
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*    NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,366,309, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,237,587 AND $(1,353,410), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2011 IS AS FOLLOWS:

LONG FUTURES                NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                 CONTRACTS      DATE        PARTY    APPRECIATION**
-------------------------------------------------------------------------------
S&P 500 E-MINI                 24       JUNE 2011       GSC         $47,505

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC   - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                 04/30/11         PRICE         INPUTS        INPUTS
                               ------------   ------------   -----------   ------------
Investment in Securities***    $ 62,610,522   $ 62,610,522   $        --   $         --
Repurchase Agreement              1,639,964             --     1,639,964             --
Derivatives (1)
   Equity Contracts                  47,505         47,505            --             --
                               ------------   ------------   -----------   ------------
Total:                         $ 64,297,991   $ 62,658,027   $ 1,639,964   $         --
                               ============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.4%
      Amazon.com *                                        5,200   $   1,021,800
      Comcast, Cl A                                      22,800         598,271
      Garmin * ++                                         7,050         241,321
      Netflix *                                           2,900         674,742
      Priceline.com *                                     1,500         820,514
                                                                  -------------
                                                                      3,356,648
                                                                  -------------
   ENERGY - 0.1%
      Amyris *                                            5,000         132,150
                                                                  -------------
   HEALTH CARE - 6.5%
      Agilent Technologies *                              5,000         249,550
      Alexion Pharmaceuticals *                           2,500         242,224
      Alkermes *                                         12,000         173,040
      Allscripts-Misys Healthcare Solutions *            10,000         215,400
      Amgen *                                             9,000         511,650
      Amylin Pharmaceuticals *                           20,000         266,000
      athenahealth *                                      4,000         184,920
      Baxter International                                2,000         113,800
      Biogen Idec *                                       3,000         292,050
      Bristol-Myers Squibb                               10,000         281,000
      Celgene *                                           7,000         412,160
      Cephalon *                                          3,500         268,800
      Dendreon *                                          4,000         173,720
      Endo Pharmaceuticals Holdings *                     6,000         234,960
      Gilead Sciences *                                   9,500         368,980
      Human Genome Sciences *                             3,000          88,410
      Illumina *                                          3,000         212,940
      Incyte *                                           10,000         184,800
      Merck                                               8,000         287,600
      Myriad Genetics *                                   4,000          85,760
      Neurocrine Biosciences *                           20,000         153,800
      NuPathe *                                          10,000          86,000
      QIAGEN * ++                                         8,000         170,960
      Salix Pharmaceuticals *                             6,000         235,740
      Teva Pharmaceutical, SP ADR                         6,000         274,380
      Thermo Fisher Scientific *                          3,000         179,970
      United Therapeutics *                               4,000         267,840
      Vertex Pharmaceuticals *                            4,000         220,080
                                                                  -------------
                                                                      6,436,534
                                                                  -------------
   INDUSTRIAL - 0.6%
      GT Solar International *                           51,200         571,904
                                                                  -------------
   INFORMATION TECHNOLOGY - 84.4%
      Accenture, Cl A ++                                 22,350       1,276,856
      ACI Worldwide *                                     9,100         300,664
      Activision Blizzard                                37,100         422,569
      Adobe Systems *                                    14,000         469,700
      Advanced Micro Devices *                           50,600         460,460
      Akamai Technologies *                               8,000         275,520
      Alcatel-Lucent, SP ADR *                           84,000         549,360

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Altera                                             10,300   $     501,610
      Amdocs * ++                                        16,100         495,075
      Amphenol, Cl A                                      8,500         475,235
      Analog Devices                                     12,150         489,767
      Apple *                                            20,745       7,224,031
      Applied Materials                                  35,250         553,073
      ASML Holding ++                                    12,847         536,491
      Atmel *                                            15,000         229,500
      Autodesk *                                         19,900         895,102
      Automatic Data Processing                          14,000         760,900
      Avnet *                                             8,590         311,989
      Baidu, SP ADR *                                     5,000         742,600
      BMC Software *                                     19,300         969,439
      Broadcom, Cl A *                                   26,010         915,032
      CA                                                 20,500         504,095
      Check Point Software Technologies * ++             25,300       1,389,729
      Cisco Systems                                     100,040       1,756,702
      Citrix Systems *                                   12,800       1,079,552
      Cognizant Technology Solutions, Cl A *             22,500       1,865,250
      Computer Sciences                                   8,000         407,840
      Corning                                            45,010         942,509
      Cree *                                              5,000         203,700
      Cypress Semiconductor *                            11,600         252,416
      Dell *                                             31,300         485,463
      eBay *                                             37,300       1,283,120
      Electronic Arts *                                  10,550         212,899
      EMC *                                              59,970       1,699,550
      Equinix *                                           4,500         452,970
      F5 Networks *                                      11,900       1,206,184
      Fairchild Semiconductor International *            15,000         314,550
      First Solar *                                       1,600         223,312
      Fiserv *                                            7,800         478,218
      Flextronics International * ++                     30,000         209,100
      Google, Cl A *                                      6,925       3,767,893
      Harris                                             10,000         531,300
      Hewlett-Packard                                    37,000       1,493,690
      Hitachi, ADR                                        9,500         517,370
      IAC/InterActiveCorp *                               9,125         329,504
      Intel                                              90,920       2,108,435
      International Business Machines                    15,950       2,720,751
      Intersil, Cl A                                     23,150         341,926
      Intuit *                                            8,650         480,594
      Juniper Networks *                                 19,600         751,268
      KLA-Tencor                                         15,000         658,500
      Lam Research *                                     11,550         557,981
      Lexmark International, Cl A *                       8,000         258,000
      Linear Technology                                  12,350         429,780
      Marvell Technology Group * ++                      57,650         889,540
      Maxim Integrated Products                          18,700         511,258
      Microchip Technology                               15,100         619,704
      Micron Technology *                                95,100       1,073,679

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Microsoft                                         128,310   $   3,338,626
      Motricity *                                        15,000         200,400
      National Semiconductor                             30,800         742,896
      NetApp *                                           23,450       1,218,931
      Netease.com, ADR *                                  5,300         261,184
      Nintendo, ADR                                      17,100         509,409
      Nokia, SP ADR                                      29,000         267,670
      Novellus Systems *                                  8,000         256,800
      Nuance Communications *                            22,000         455,400
      NVIDIA *                                           33,425         668,500
      ON Semiconductor *                                 60,700         637,957
      Open Text (Canada) *                                7,500         459,000
      Oracle                                             88,000       3,172,400
      Paychex                                            10,100         330,371
      Polycom *                                           7,000         418,810
      QUALCOMM                                           45,000       2,557,800
      Rambus *                                           13,500         268,650
      Red Hat *                                          15,200         721,544
      Research In Motion (Canada) *                       8,780         427,147
      Riverbed Technology *                              19,700         692,258
      Salesforce.com *                                   10,750       1,489,950
      Samsung Electronics, GDR ++                         2,350         976,425
      SanDisk *                                          20,000         982,800
      SAP, ADR                                            6,300         406,539
      Seagate Technology ++                              42,000         740,040
      Siliconware Precision Industries,
         ADR                                             34,309         232,615
      Sohu.com * ++                                       2,900         306,704
      SuccessFactors *                                   13,200         457,644
      SYNNEX *                                           12,400         415,772
      Taiwan Semiconductor Manufacturing, SP ADR         31,506         425,331
      TE Connectivity ++                                 14,300         512,655
      Teradata *                                         12,850         718,572
      Teradyne *                                         20,000         322,000
      Texas Instruments                                  38,700       1,375,011
      TIBCO Software *                                   13,500         404,865
      Trimble Navigation *                                5,600         262,304
      Varian Semiconductor Equipment
         Associates *                                     9,000         377,370
      VeriSign                                           18,400         680,064
      VMware, Cl A *                                      6,700         639,381
      Western Digital *                                  16,000         636,800
      Xilinx                                             29,300       1,021,398
      Yahoo! *                                           32,835         582,821
                                                                  -------------
                                                                     83,436,119
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.9%
      American Tower, Cl A *                              7,050         368,786
      Millicom International Cellular ++                  2,450         265,433
      Tele Norte Leste Participacoes, ADR                14,700         250,635
                                                                  -------------
                                                                        884,854
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $60,920,804)                                          94,818,209
                                                                  -------------

--------------------------------------------------------------------------------
Description                                Shares/Par/Contracts           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      PowerShares QQQ                                    52,200   $   3,086,586
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,508,995)                                            3,086,586
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures
         on 05/02/11, repurchase price
         $1,357,995 (collateralized by a
         U.S. Treasury Note obligation,
         par value $1,360,000, 1.500%,
         12/31/13, total market value
         $1,389,444)                       $          1,357,992       1,357,992
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,357,992)                                            1,357,992
                                                                  -------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $64,787,791) #                                           99,262,787
                                                                  -------------
   OTHER ASSETS & LIABILITIES,
         NET - (0.4)%                                                  (384,263)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  98,878,524
                                                                  =============
--------------------------------------------------------------------------------
   WRITTEN OPTIONS(A) - 0.0%
--------------------------------------------------------------------------------
      F5 Networks, May 2011, 30 Calls,
         Strike Price: $100                                  30          13,050
      Netflix, May 2011, 8 Calls, Strike
         Price: $255                                          8           1,480
      Priceline.com, May 2011, 5 Calls,
         Strike Price: $550                                   5          12,525
      Salesforce.com, May 2011, 20 Calls,
         Strike Price: $150                                  20           5,000
                                                                  -------------
      TOTAL WRITTEN OPTIONS
         (Premiums Received $31,847)                                     32,055
                                                                  -------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $64,787,791, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $36,461,342 AND $(1,986,346), RESPECTIVELY.

(A) PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING EQUITY SECURITY. SEE NOTE 2 FOR ADDITIONAL DETAILS.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                                            See note to schedule of investments.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSACTIONS IN WRITTEN COVERED CALL OPTIONS DURING THE NINE MONTHS ENDED APRIL 30, 2011 ARE SUMMARIZED AS FOLLOWS:

                                                           NUMBER OF
                                                           CONTRACTS   PREMIUM
                                                           ---------   --------
OPTIONS WRITTEN AND OUTSTANDING AT BEGINNING OF PERIOD            --   $     --
CALL OPTIONS WRITTEN DURING PERIOD                                63     31,846
                                                           ---------   --------
OPTIONS WRITTEN AND OUTSTANDING AT END OF PERIOD                  63   $ 31,846
                                                           =========   ========

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                 04/30/11        PRICE         INPUTS         INPUTS
                               ------------   ------------   -----------   ------------
Common Stock **                $ 94,818,209   $ 94,818,209   $        --   $         --
Registered Investment Company     3,086,586      3,086,586            --             --
Repurchase Agreement              1,357,992             --     1,357,992             --
Derivatives - Liabilities (1)
   Equity Contracts                 (32,055)       (32,055)           --             --
                               ------------   ------------   -----------   ------------
Total:                         $ 99,230,732   $ 97,872,740   $ 1,357,992   $         --
                               ============   ============   ===========   ============

 ** See schedule of investments detail for industry breakout.

(1) Investments in derivatives include written options.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.8%
      Autoliv ++                                          3,350   $     268,435
      Darden Restaurants                                  5,850         274,774
      Foot Locker                                         9,400         202,288
      Home Depot                                          6,330         235,096
      Limited Brands                                     10,550         434,238
      National Presto Industries                          3,400         377,502
                                                                  -------------
                                                                      1,792,333
                                                                  -------------
   CONSUMER STAPLES - 3.6%
      Altria Group                                       12,450         334,158
      JM Smucker                                          2,590         194,431
      PepsiCo                                             2,950         203,226
                                                                  -------------
                                                                        731,815
                                                                  -------------
   ENERGY - 12.9%
      Chevron                                             2,670         292,205
      ConocoPhillips                                      5,780         456,215
      Exxon Mobil                                         9,000         792,000
      Marathon Oil                                        3,800         205,352
      Pengrowth Energy (Canada)                          14,500         205,030
      Spectra Energy                                     10,450         303,468
      Williams                                           11,070         367,192
                                                                  -------------
                                                                      2,621,462
                                                                  -------------
   FINANCIALS - 25.4%
      American Express                                    6,580         322,946
      Annaly Capital Management REIT                     22,570         402,649
      Chimera Investment REIT                           107,450         435,173
      Chubb                                               5,330         347,463
      Commerce Bancshares                                 5,720         243,443
      Federated Investors, Cl B                          10,450         269,401
      Home Properties REIT                                5,780         366,452
      JPMorgan Chase                                      6,170         281,537
      Macerich REIT                                       3,820         201,772
      New York Community Bancorp                         12,340         204,844
      Protective Life                                    13,380         360,056
      Rayonier REIT                                       8,790         583,304
      Travelers                                           4,600         291,088
      Trustmark                                           8,900         206,836
      U.S. Bancorp                                       12,550         324,041
      Wells Fargo                                        10,710         311,768
                                                                  -------------
                                                                      5,152,773
                                                                  -------------
   HEALTH CARE - 9.3%
      Bristol-Myers Squibb                               16,370         459,997
      Johnson & Johnson                                   5,620         369,346
      Merck                                              11,070         397,967
      Pfizer                                             21,980         460,701
      UnitedHealth Group                                  4,200         206,766
                                                                  -------------
                                                                      1,894,777
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 13.2%
      Boeing                                              3,600   $     287,208
      Deluxe                                             10,060         272,425
      Eaton                                               6,750         361,327
      General Electric                                   28,100         574,645
      Lockheed Martin                                     3,600         285,300
      Textainer Group Holdings                            6,330         224,462
      Tyco International ++                               8,700         424,038
      WW Grainger                                         1,620         245,592
                                                                  -------------
                                                                      2,674,997
                                                                  -------------
   INFORMATION TECHNOLOGY - 7.2%
      Intel                                               9,750         226,103
      International Business Machines                     3,500         597,030
      Jabil Circuit                                      14,620         290,061
      Microsoft                                          13,560         352,831
                                                                  -------------
                                                                      1,466,025
                                                                  -------------
   MATERIALS - 5.7%
      Eastman Chemical                                    4,090         438,652
      EI Du Pont de Nemours                               7,580         430,468
      PPG Industries                                      3,050         288,744
                                                                  -------------
                                                                      1,157,864
                                                                  -------------
   TELECOMMUNICATION SERVICES - 5.9%
      AT&T                                                8,990         279,769
      BCE (Canada)                                       10,030         375,423
      Verizon Communications                             14,500         547,810
                                                                  -------------
                                                                      1,203,002
                                                                  -------------
   UTILITIES - 6.3%
      Ameren                                              8,900         260,859
      CMS Energy                                         14,700         291,060
      NV Energy                                          14,100         214,179
      PNM Resources                                      14,300         219,219
      Portland General Electric                          12,080         301,517
                                                                  -------------
                                                                      1,286,834
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $16,402,161)                                          19,981,882
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           274,098         274,098
                                                                  -------------

      TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $274,098)                                                 274,098
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $16,676,259) #                                           20,255,980
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                                77,863
                                                                  -------------
   NET ASSETS - 100.0%                                            $  20,333,843
                                                                  =============

                                            See note to schedule of investments.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,676,259, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,640,124 AND $(60,403), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2011 IS AS FOLLOWS:

LONG FUTURES               NUMBER OF    EXPIRATION     COUNTER-    UNREALIZED
 OUTSTANDING               CONTRACTS       DATE         PARTY     APPRECIATION*
--------------------------------------------------------------------------------
S&P 500 E-MINI                4         JUNE 2011         MCQ           $ 13,274

* THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

MCQ - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUARIE GROUP LTD.

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Investment in Securities**   $ 20,255,980   $ 20,255,980   $        --   $         --
   Derivatives (1)
      Equity Contracts                13,274         13,274            --             --
                                ------------   ------------   -----------   ------------
Total:                          $ 20,269,254   $ 20,269,254   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.7%
      Carnival                                            5,425   $     206,530
      Dick's Sporting Goods *                             6,440         263,589
      Las Vegas Sands *                                   5,370         252,444
      PetSmart                                            5,320         224,344
      Staples                                            10,910         230,637
      Starwood Hotels & Resorts Worldwide                 4,570         272,235
      Walt Disney                                         8,045         346,739
      Yum! Brands                                         3,105         166,552
                                                                  -------------
                                                                      1,963,070
                                                                  -------------
   CONSUMER STAPLES - 9.3%
      Altria Group                                       11,530         309,465
      Anheuser-Busch InBev NV, SP ADR                     4,620         295,541
      Coca-Cola                                           7,265         490,097
      Kraft Foods, Cl A                                   9,870         331,435
      Mead Johnson Nutrition                              2,065         138,107
      Philip Morris International                         7,528         522,744
                                                                  -------------
                                                                      2,087,389
                                                                  -------------
   ENERGY - 18.1%
      BG Group PLC, SP ADR                                3,055         388,138
      Cameron International *                             6,684         352,380
      EOG Resources                                       1,760         198,722
      ExxonMobil                                          8,577         754,776
      Occidental Petroleum                                5,961         681,283
      QEP Resources                                       7,385         315,561
      Schlumberger                                        4,602         413,030
      Suncor Energy ++                                   14,274         657,175
      Tenaris, ADR                                        4,501         228,606
      Ultra Petroleum *                                   1,897          96,349
                                                                  -------------
                                                                      4,086,020
                                                                  -------------
   FINANCIALS - 6.1%
      Greenhill & Co.                                     4,485         264,615
      JPMorgan Chase                                     12,900         588,627
      Wells Fargo                                        18,340         533,877
                                                                  -------------
                                                                      1,387,119
                                                                  -------------
   HEALTH CARE - 11.6%
      DaVita *                                            3,350         295,101
      Express Scripts *                                   2,915         165,397
      Fresenius Medical Care, ADR *                       2,070         162,640
      Gilead Sciences *                                   6,120         237,701
      Johnson & Johnson                                   4,480         294,426
      Pfizer                                             31,498         660,198
      UnitedHealth Group                                  8,860         436,178
      WellPoint                                           4,835         371,280
                                                                  -------------
                                                                      2,622,921
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 14.8%
      3M                                                  4,030   $     391,756
      Danaher                                            22,228       1,227,875
      Donaldson                                           6,315         386,667
      Emerson Electric                                    2,609         158,523
      General Electric                                    7,340         150,103
      Rockwell Collins                                    5,130         323,703
      Stericycle *                                        3,350         305,788
      United Parcel Service, Cl B                         5,285         396,216
                                                                  -------------
                                                                      3,340,631
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.8%
      Accenture, Cl A ++                                  2,760         157,679
      Analog Devices                                      6,750         272,092
      Apple *                                             2,280         793,964
      Autodesk *                                          5,525         248,514
      Broadcom, Cl A *                                    6,625         233,067
      EMC *                                              18,950         537,043
      Google, Cl A *                                        996         541,924
      Linear Technology                                   6,912         240,538
      NetApp *                                            5,905         306,942
      Oracle                                             19,953         719,306
      QUALCOMM                                            3,205         182,172
                                                                  -------------
                                                                      4,233,241
                                                                  -------------
   MATERIALS - 7.4%
      Ecolab                                              9,085         479,325
      Praxair                                             8,247         877,646
      Weyerhaeuser                                       13,871         319,172
                                                                  -------------
                                                                      1,676,143
                                                                  -------------
   UTILITIES - 1.2%
      ITC Holdings                                        2,089         148,173
      Wisconsin Energy                                    3,750         117,038
                                                                  -------------
                                                                        265,211
                                                                  -------------
      TOTAL COMMON STOCK
        (Cost $17,381,959)
                                                                     21,661,745
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 4.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           757,884         757,884
      Financial Select Sector SPDR ETF                   10,483         171,607
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $893,564)                                                 929,491
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $18,275,523) #                                           22,591,236
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (15,525)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  22,575,711
                                                                  =============

                                            See note to schedule of investments.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,275,523, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,411,876 AND $(96,163), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Investment in Securities **     $ 22,591,236   $ 22,591,236   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 17

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 19.7%
      Chipotle Mexican Grill *                           35,030   $   9,345,654
      Coach                                             169,810      10,156,336
      Deckers Outdoor *                                  97,195       8,247,968
      Dick's Sporting Goods *                           277,905      11,374,652
      Gentex                                            142,530       4,468,315
      LKQ *                                             259,545       6,545,725
      O'Reilly Automotive *                             181,585      10,724,410
      Panera Bread, Cl A *                               88,935      10,770,918
      Tractor Supply                                    199,165      12,322,339
      Urban Outfitters *                                184,660       5,809,404
                                                                  -------------
                                                                     89,765,721
                                                                  -------------
   CONSUMER STAPLES - 1.7%
      Church & Dwight                                    95,145       7,847,560
                                                                  -------------
   ENERGY - 10.0%
      CARBO Ceramics                                     33,660       5,417,240
      Concho Resources *                                 89,200       9,531,020
      FMC Technologies *                                167,245       7,773,548
      Oceaneering International *                        81,485       7,123,419
      Oil States International *                        110,220       9,149,362
      Range Resources                                   115,065       6,495,419
                                                                  -------------
                                                                     45,490,008
                                                                  -------------
   FINANCIALS - 6.5%
      Affiliated Managers Group *                        66,965       7,304,542
      East West Bancorp                                 266,610       5,633,469
      Eaton Vance                                       125,990       4,254,682
      IntercontinentalExchange *                         58,745       7,069,961
      Signature Bank *                                   94,530       5,502,591
                                                                  -------------
                                                                     29,765,245
                                                                  -------------
   HEALTH CARE - 12.3%
      Cerner *                                           91,970      11,052,955
      CR Bard                                            53,015       5,659,351
      DENTSPLY International                            120,225       4,513,246
      IDEXX Laboratories *                              120,180       9,786,257
      ResMed *                                          246,565       7,862,958
      SXC Health Solutions *                            156,240       8,618,198
      Varian Medical Systems *                          119,495       8,388,549
                                                                  -------------
                                                                     55,881,514
                                                                  -------------
   INDUSTRIAL - 22.8%
      AMETEK                                            171,170       7,880,667
      CH Robinson Worldwide                              95,815       7,682,447
      Copart *                                          170,745       7,746,701
      Expeditors International of Washington            188,955      10,254,588
      Fastenal                                          154,590      10,371,443
      Flowserve                                          80,910      10,244,824
      Genesee & Wyoming, Cl A *                          75,760       4,695,605
      IDEX                                              128,395       6,024,293
      IHS, Cl A *                                       116,070      10,242,017

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Lincoln Electric Holdings                          85,390     $ 6,709,946
      Roper Industries                                  124,540      10,771,465
      Stericycle *                                      126,490      11,546,007
                                                                  -------------
                                                                    104,170,003
                                                                  -------------
   INFORMATION TECHNOLOGY - 24.1%
      Akamai Technologies *                             109,745       3,779,618
      Amphenol, Cl A                                    174,580       9,760,768
      ANSYS *                                           175,065       9,679,344
      Citrix Systems *                                  125,455      10,580,875
      Cognizant Technology Solutions, Cl A *            161,975      13,427,727
      Dolby Laboratories, Cl A *                         75,195       3,764,262
      F5 Networks *                                      51,295       5,199,261
      FactSet Research Systems                           86,125       9,422,936
      Fiserv *                                           86,555       5,306,687
      FLIR Systems                                      145,665       5,130,321
      Intuit *                                          199,725      11,096,721
      MICROS Systems *                                  200,980      10,454,980
      Red Hat *                                          67,725       3,214,906
      Trimble Navigation *                              189,885       8,894,213
                                                                  -------------
                                                                    109,712,619
                                                                  -------------
   MATERIALS - 1.6%
      Sigma-Aldrich                                     104,370       7,366,435
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $316,941,329)                                        449,999,105
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,147,807       5,147,807
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,147,807)                                            5,147,807
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $322,089,136) ++                                        455,146,912
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                             1,051,303
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 456,198,215
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $322,089,136, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $135,264,149 AND $(2,206,373), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

18 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2        LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  04/30/11         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Investment in Securities**      $455,146,912   $455,146,912   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 19

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.6%
      Dick's Sporting Goods *                             8,905   $     364,481
      Hibbett Sports *                                   12,585         475,460
      LKQ *                                              12,415         313,105
      Monro Muffler Brake                                15,412         468,217
      Panera Bread, Cl A *                                2,910         352,430
      Rentrak *                                           6,805         156,107
      Ulta Salon, Cosmetics & Fragrance *                11,730         623,919
      WMS Industries *                                    9,035         296,348
                                                                  -------------
                                                                      3,050,067
                                                                  -------------
   CONSUMER STAPLES - 3.9%
      Diamond Foods                                       7,265         476,584
      Treehouse Foods *                                   6,550         397,389
                                                                  -------------
                                                                        873,973
                                                                  -------------
   ENERGY - 8.5%
      Brigham Exploration *                              17,370         582,416
      Dril-Quip *                                         4,520         346,051
      Rosetta Resources *                                 4,530         208,063
      SM Energy                                           7,175         544,296
      Whiting Petroleum *                                 3,140         218,230
                                                                  -------------
                                                                      1,899,056
                                                                  -------------
   FINANCIALS - 1.7%
      Affiliated Managers Group *                         3,470         378,508
                                                                  -------------
   HEALTH CARE - 19.9%
      Haemonetics *                                       5,395         378,729
      HMS Holdings *                                      6,425         505,712
      IDEXX Laboratories *                                3,765         306,584
      Masimo                                             11,415         397,128
      Medidata Solutions *                               12,390         318,051
      MWI Veterinary Supply *                             5,785         481,138
      Neogen *                                           10,415         436,389
      PAREXEL International *                            14,085         391,000
      Quality Systems                                     4,540         407,329
      SXC Health Solutions *                              9,420         519,607
      Techne                                              4,110         319,388
                                                                  -------------
                                                                      4,461,055
                                                                  -------------
   INDUSTRIAL - 19.7%
      Acuity Brands                                       8,350         490,980
      Aerovironment *                                     6,085         174,335
      Allegiant Travel                                    6,120         274,604
      Badger Meter                                        7,240         274,468
      CIRCOR International                                8,755         397,740
      Donaldson                                           6,080         372,278
      Genesee & Wyoming, Cl A *                           9,850         610,503
      Healthcare Services Group                          18,760         333,178
      Kaydon                                              9,470         366,489
      Marten Transport                                   14,420         322,431
      Middleby *                                          4,750         425,933
      RBC Bearings *                                      9,285         364,529
                                                                  -------------
                                                                      4,407,468
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 27.6%
      Acme Packet *                                       7,150   $     590,662
      Blackboard *                                        8,300         399,313
      Bottomline Technologies *                          17,470         485,317
      Concur Technologies *                               7,705         445,888
      Constant Contact *                                 11,340         314,231
      Digital River *                                     7,880         256,415
      DTS *                                               8,990         396,099
      FactSet Research Systems                            3,510         384,029
      Interactive Intelligence *                         14,655         548,390
      LogMeIn *                                           5,540         238,608
      OpenTable *                                         2,440         271,548
      Pegasystems                                         8,175         303,538
      Riverbed Technology *                              15,640         549,590
      Tyler Technologies *                               17,380         430,850
      Ultimate Software Group *                          10,230         572,880
                                                                  -------------
                                                                      6,187,358
                                                                  -------------
   MATERIALS - 2.8%
      Balchem                                            15,727         624,205
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $16,617,189)                                          21,881,690
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 5.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,126,989       1,126,989
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,126,989)                                            1,126,989
                                                                  -------------
   TOTAL INVESTMENTS - 102.7%
      (Cost $17,744,178) ++                                          23,008,679
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (2.7)%                            (608,643)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  22,400,036
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,744,178, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,381,305 AND $(116,804), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

20 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2        LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  04/30/11         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Investments in Securities**     $ 23,008,679   $ 23,008,679   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 21

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.7%
--------------------------------------------------------------------------------
   AUSTRALIA - 1.7%
      BHP Billiton                                       20,000   $   1,004,681
      Challenger Financial Services Group               100,000         528,318
      Coca-Cola Amatil                                   40,000         523,495
      Commonwealth Bank of Australia                     20,000       1,177,425
      Medusa Mining                                      70,000         616,115
      WorleyParsons                                      20,000         665,330
                                                                  -------------
                                                                      4,515,364
                                                                  -------------
   AUSTRIA - 1.3%
      Andritz                                             6,000         619,507
      OMV                                                12,000         547,256
      Raiffeisen Bank International                      10,000         551,359
      Telekom Austria                                    35,000         541,213
      Vienna Insurance Group                              9,000         537,214
      Voestalpine                                        12,000         590,535
                                                                  -------------
                                                                      3,387,084
                                                                  -------------
   BRAZIL - 1.1%
      Banco do Brasil                                    40,000         734,808
      Companhia de Bebidas das Americas
         (AmBev), ADR (A)                                15,000         488,700
      Petroleo Brasileiro, ADR                           20,000         746,600
      Vale, SP ADR (A)                                   30,000       1,002,000
                                                                  -------------
                                                                      2,972,108
                                                                  -------------
   CANADA - 2.3%
      AGF Management                                     35,000         732,442
      Barrick Gold                                       10,000         510,701
      Baytex Energy                                      15,000         926,333
      Magna International                                10,000         513,872
      Research In Motion *                               10,000         487,132
      Royal Bank of Canada                               12,000         755,906
      SXC Health Solutions *                             16,000         884,257
      Talisman Energy                                    30,000         724,515
      Teck Resources                                     10,000         543,571
                                                                  -------------
                                                                      6,078,729
                                                                  -------------
   CHINA - 0.3%
      China Construction Bank, Cl H                     800,000         756,092
                                                                  -------------

   COLOMBIA - 1.8%
      Bancolombia, SP ADR                                40,000       2,650,000
      Ecopetrol, SP ADR (A)                              50,000       2,193,500
                                                                  -------------
                                                                      4,843,500
                                                                  -------------
   DENMARK - 2.4%
      A P Moller - Maersk, Cl B                             180       1,823,201
      Carlsberg, Cl B                                    10,000       1,187,663
      Coloplast, Cl B                                     5,000         734,841
      Danske Bank *                                      40,000         961,252
      Novo Nordisk, Cl B                                 15,000       1,896,189
                                                                  -------------
                                                                     6,603,146
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FRANCE - 6.3%
      Arkema                                             12,000   $   1,250,389
      AXA (A)                                            44,311         994,315
      BNP Paribas                                        12,000         949,655
      Cap Gemini                                         12,000         727,216
      Casino Guichard-Perrachon                          12,000       1,263,186
      Christian Dior                                      9,000       1,444,345
      L'Oreal (A)                                         5,000         634,007
      Natixis *                                         200,000       1,149,966
      Sanofi-Aventis                                     20,000       1,581,870
      Schneider Electric (A)                              8,000       1,413,611
      Total                                              30,000       1,920,462
      Valeo *                                            12,000         764,186
      Veolia Environnement (A)                           30,000       1,002,222
      Vinci SA                                           18,000       1,202,399
      Vivendi                                            25,000         784,455
                                                                  -------------
                                                                     17,082,284
                                                                  -------------
   GERMANY - 12.3%
      Adidas                                             15,000       1,116,641
      Aixtron (A)                                        20,000         853,144
      Allianz (A)                                        18,000       2,834,036
      BASF * (A)                                         30,000       3,083,758
      Bayer (A)                                          25,000       2,197,659
      Bayerische Motoren Werke                           12,000       1,131,659
      Bilfinger Berger *                                 10,000         963,193
      Celesio                                            24,000         581,915
      Daimler                                            40,000       3,092,053
      Deutsche Bank                                      20,000       1,306,376
      Deutsche Post *                                    35,000         692,587
      Deutsche Telekom *                                 50,000         830,556
      E.ON (A)                                           40,000       1,367,400
      Hannover Rueckversicherung (A)                     12,000         725,705
      Infineon Technologies                             100,000       1,135,155
      Lanxess                                            20,000       1,834,555
      Linde *                                             3,000         540,324
      Merck KGaA                                          6,000         635,592
      Metro                                              10,000         733,985
      Muenchener Rueckversicherungs-
         Gesellschaft (A)                                 7,000       1,155,521
      Rheinmetall                                         8,000         717,589
      RWE (A)                                            14,000         913,530
      SAP                                                15,000         966,452
      Siemens                                            27,000       3,927,926
                                                                  -------------
                                                                     33,337,311
                                                                  -------------
   HONG KONG - 5.3%
      ASM Pacific Technology                             50,000         672,139
      Cheung Kong Holdings                              100,000       1,573,475
      China Mobile                                       50,000         459,681
      CNOOC                                             400,000         986,834
      Esprit Holdings                                   200,000         831,804

                                            See note to schedule of investments.

22 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HONG KONG - (CONTINUED)
      Great Eagle Holdings                              400,000   $   1,421,535
      Hongkong Electric Holdings                        200,000       1,399,646
      Johnson Electric Holdings                       1,200,000         735,490
      Kerry Properties                                  350,000       1,865,765
      New World Development                             800,000       1,402,994
      Orient Overseas International                      90,000         687,204
      SJM Holdings                                      700,000       1,508,836
      Swire Pacific, Cl A                                50,000         763,560
                                                                  -------------
                                                                     14,308,963
                                                                  -------------
   HUNGARY - 1.1%
      MOL Hungarian Oil and Gas *                         9,000       1,257,104
      OTP Bank *                                         50,000       1,772,623
                                                                  -------------
                                                                      3,029,727
                                                                  -------------
   IRELAND - 0.4%
      Experian ^                                         70,000         944,614
                                                                  -------------
   ITALY - 1.0%
      ENI SpA                                            30,000         802,044
      Intesa Sanpaolo SpA                               200,000         664,149
      Mediaset SpA                                       80,000         532,741
      Snam Rete Gas SpA                                 100,000         622,084
                                                                  -------------
                                                                      2,621,018
                                                                  -------------
   JAPAN - 14.4%
      Aisin Seiki ^                                      20,000         705,434
      Ajinomoto ^                                        60,000         667,272
      Asahi Glass ^                                      50,000         634,816
      Asahi Kasei ^                                     120,000         829,470
      Canon ^                                            20,000         941,851
      Central Japan Railway ^                                70         529,248
      Chubu Electric Power ^                             25,000         547,806
      Daito Trust Construction ^                         10,000         800,000
      Eisai (A) ^                                        15,000         545,443
      Fuji Heavy Industries ^                           100,000         744,327
      FUJI OIL ^                                         50,000         694,128
      Fujitsu ^                                         120,000         687,562
      Hitachi ^                                         200,000       1,085,546
      Honda Motor ^                                      20,000         768,882
      Itochu ^                                          100,000       1,041,712
      Japan Retail Fund Investment REIT ^                   500         808,355
      Japan Tobacco ^                                       150         582,945
      JGC ^                                              30,000         751,091
      Kansai Electric Power ^                            22,000         463,372
      Kao ^                                              20,000         500,651
      KDDI ^                                                100         667,608
      Komatsu ^                                          20,000         705,188
      KURARAY ^                                          50,000         728,375
      Miraca Holdings ^                                  12,000         456,901
      Mitsubishi ^                                       35,000         949,469
      Mitsubishi Electric ^                              80,000         890,663
      Mitsui ^                                           45,000         800,779

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Mitsui OSK Lines ^                                 80,000   $     446,202
      Mizuho Financial Group ^                          600,000         950,607
      Nippon Electric Glass ^                            50,000         757,034
      Nippon Telegraph and Telephone ^                   12,000         559,168
      Nissan Motor ^                                    100,000         962,151
      Nitto Denko ^                                      25,000       1,338,910
      ORIX ^                                              6,000         589,471
      OTSUKA ^                                           10,000         628,084
      SANKYU ^                                          120,000         551,479
      Sega Sammy Holdings ^                              40,000         700,643
      Sekisui Chemical ^                                 70,000         587,297
      Sekisui House ^                                    55,000         533,155
      Softbank ^                                         20,000         843,936
      Sony ^                                             15,000         423,532
      Sumitomo ^                                         60,000         827,690
      Sumitomo Metal Mining ^                            35,000         624,945
      Sumitomo Mitsui Financial Group ^                  40,000       1,242,475
      Sumitomo Mitsui Trust Holdings ^                  279,000         960,524
      Takeda Pharmaceutical ^                            20,000         969,257
      TOKIO Marine Holdings ^                            40,000       1,118,978
      Tokyo Gas ^                                       150,000         669,231
      Toshiba ^                                         200,000       1,064,979
      Toyota Motor ^                                     22,000         877,605
      YAMADA DENKI ^                                      7,000         491,793
      Yamaha Motor * ^                                   40,000         768,887
                                                                  -------------
                                                                     39,016,927
                                                                  -------------
   NETHERLANDS - 2.5%
      AEGON *                                           100,000         794,046
      CSM                                                30,000       1,149,300
      ING Groep *                                        60,000         790,935
      Koninklijke Ahold (A)                              40,000         561,594
      Koninklijke DSM                                    12,000         827,372
      Koninklijke Philips Electronics                    25,000         741,317
      Royal Dutch Shell, Cl B ^                          50,000       1,945,225
                                                                  -------------
                                                                      6,809,789
                                                                  -------------
   NEW ZEALAND - 1.6%
      Auckland International Airport                    400,000         718,615
      Fletcher Building                                 200,000       1,487,403
      Sky City Entertainment Group                      240,000         691,424
      Telecom                                           800,000       1,408,097
                                                                  -------------
                                                                      4,305,539
                                                                  -------------
   NORWAY - 3.2%
      DnB NOR (A)                                        70,000       1,138,070
      Marine Harvest                                    500,000         660,428
      Norsk Hydro *                                     160,000       1,418,061
      Statoil                                           120,000       3,510,845
      Telenor                                            45,000         777,504
      TGS Nopec Geophysical                              40,000       1,052,872
                                                                  -------------
                                                                      8,557,780
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 23

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   POLAND - 1.5%
      Eurocash SA                                        50,000   $     612,122
      KGHM Polska Miedz                                  10,000         735,676
      PGE Grupa Energetyczna                             70,000         631,521
      Polski Koncern Naftowy Orlen *                     40,000         833,239
      Powszechna Kasa Oszczednosci
         Bank Polski                                     75,000       1,291,106
                                                                  -------------
                                                                      4,103,664
                                                                  -------------
   SOUTH AFRICA - 1.2%
      ABSA Group                                         30,000         621,249
      Gold Fields                                        35,000         625,255
      Imperial Holdings                                  40,000         718,903
      Kumba Iron Ore                                     10,000         731,181
      MTN Group                                          30,000         667,129
                                                                  -------------
                                                                      3,363,717
                                                                  -------------
   SOUTH KOREA - 4.6%
      Honam Petrochemical                                 4,000       1,410,908
      Hynix Semiconductor                                25,000         788,504
      Hyundai Motor                                       5,000       1,150,096
      Kia Motors                                         20,000       1,435,170
      Korea Zinc                                          2,000         787,571
      POSCO                                               1,500         655,065
      Samsung Electronics                                 2,500       2,083,236
      Samsung Engineering                                10,000       2,216,209
      Shinhan Financial Group                            40,000       1,959,595
                                                                  -------------
                                                                     12,486,354
                                                                  -------------
   SPAIN - 1.7%
      ACS Actividades de Construccion
         y Servicios                                     10,000         503,073
      Banco Santander (A)                               120,000       1,532,459
      Gestevision Telecinco (A)                          40,000         449,500
      Mapfre                                            130,000         542,990
      Red Electrica                                       9,000         574,272
      Repsol YPF                                         15,000         535,659
      Telefonica                                         20,000         537,658
                                                                  -------------
                                                                      4,675,611
                                                                  -------------
   SWEDEN - 3.2%
      Boliden (A)                                        35,000         788,918
      Electrolux, Ser B                                  40,000       1,017,468
      Nordea Bank                                       100,000       1,141,093
      Saab, Cl B                                         30,000         677,705
      Scania, Cl B                                       25,000         649,571
      Svenska Handelsbanken, Cl A                        30,000       1,041,134
      Tele2, Cl B                                        25,000         627,643
      Telefonaktiebolaget LM Ericsson, Cl B              55,000         835,133
      Trelleborg, Cl B (A)                               80,000         967,157
      Volvo, Cl B                                        50,000         981,390
                                                                  -------------
                                                                      8,727,212
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SWITZERLAND - 5.4%
      ABB *                                              60,000   $   1,656,416
      Clariant *                                         50,000       1,037,572
      Credit Suisse Group *                              20,000         908,902
      Nestle                                             45,000       2,793,642
      Novartis                                           35,000       2,077,746
      Roche Holding                                      15,000       2,432,948
      Swatch Group                                        1,600         787,052
      Swiss Life Holding *                                5,000         912,139
      UBS *                                              60,000       1,199,306
      Zurich Financial Services *                         2,598         729,843
                                                                  -------------
                                                                     14,535,566
                                                                  -------------
   THAILAND - 1.9%
      Advanced Info Service, NVDR                       240,000         743,719
      Banpu, NVDR                                        60,000       1,499,497
      Charoen Pokphand Foods, NVDR                      900,000         889,447
      Kasikornbank, NVDR                                150,000         635,678
      Krung Thai Bank, NVDR                           2,000,000       1,313,233
                                                                  -------------
                                                                      5,081,574
                                                                  -------------
   TURKEY - 2.9%
      Akbank                                            200,000       1,038,790
      Arcelik                                           150,000         852,071
      Emlak Konut Gayrimenkul Yatirim
         Ortakligi                                      350,000         690,335
      Tupras Turkiye Petrol Rafinerileri                 30,000         974,359
      Turk Hava Yollari Anonim Ortakligi *              228,571         674,743
      Turk Telekomunikasyon                             200,000       1,041,420
      Turkiye Halk Bankasi                              120,000       1,037,475
      Turkiye Is Bankasi, Cl C                          450,000       1,591,716
                                                                  -------------
                                                                      7,900,909
                                                                  -------------
   UNITED KINGDOM - 16.3%
      Amlin ^                                            70,000         489,609
      Anglo American ^                                   20,000       1,048,375
      AstraZeneca ^                                      38,085       1,889,688
      BAE Systems ^                                      90,000         494,035
      Barclays ^                                        300,000       1,426,197
      BBA Aviation ^                                    150,000         545,279
      BHP Billiton ^                                     35,000       1,479,794
      BP ^                                              350,000       2,690,533
      British American Tobacco ^                         47,170       2,061,181
      Britvic ^                                          70,000         479,394
      BT Group ^                                        400,000       1,313,234
      Burberry Group ^                                   30,000         650,968
      Centrica ^                                        121,875         654,516
      Compass Group ^                                   110,000       1,076,394
      Croda International ^                              60,000       1,885,173
      GlaxoSmithKline ^                                 100,000       2,184,492
      HSBC Holdings ^                                   168,000       1,832,518
      IMI ^                                              40,000         732,031

                                            See note to schedule of investments.

24 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Imperial Tobacco Group ^                           30,000   $   1,058,167
      Inmarsat ^                                         40,000         407,371
      John Wood Group ^                                 180,000       2,088,580
      Johnson Matthey ^                                  20,000         669,965
      Micro Focus International ^                       100,000         620,532
      Old Mutual ^                                      600,000       1,398,665
      Petrofac ^                                         90,000       2,275,240
      Reckitt Benckiser Group ^                          18,000       1,001,642
      Rentokil Initial * ^                              300,000         473,921
      Rio Tinto ^                                        25,000       1,824,123
      Rolls-Royce Group * ^                              70,000         752,852
      Rolls-Royce Group, Cl C ^                       6,720,000          11,225
      RSA Insurance Group ^                             250,000         576,122
      Schroders ^                                        20,000         635,436
      Standard Chartered ^                               70,000       1,945,421
      Unilever ^                                         60,000       1,949,176
      Vodafone Group ^                                  550,385       1,591,046
      WH Smith ^                                        120,000         945,209
      WPP Group ^                                        60,000         785,903
                                                                  -------------
                                                                     43,944,007
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $199,190,092)                                        263,988,589
                                                                  -------------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
   NETHERLANDS - 0.0%
      Phillips Electronics Rights, expires 05/04/11      25,000              --
                                                                  -------------
      TOTAL RIGHTS
        (Cost $--)                                                           --
                                                                  -------------
--------------------------------------------------------------------------------
   EXCHANGE TRADED FUND - 0.4%
--------------------------------------------------------------------------------
   UNITED STATES - 0.4%
      iShares MSCI Hong Kong Index Fund (A)              58,000       1,122,880
                                                                  -------------

      TOTAL EXCHANGE TRADED FUND
        (Cost $1,106,141)
                                                                      1,122,880
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.9%
--------------------------------------------------------------------------------
      Invesco AIM Government & Agency Portfolio (B)   5,000,000       5,000,000
      RBC U.S. Government Money Market (B)            5,647,378       5,647,378
                                                                  -------------

      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $10,647,378)
                                                                     10,647,378
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.9%
--------------------------------------------------------------------------------
     BNP Paribas (B) 0.200%, dated 04/29/11,
       matures on 05/02/11, repurchase price
       $3,500,058 (collateralized by a corporate
       obligation, par value $3,548,799, 2.100%
       05/06/13, total market  value $3,675,000)     $3,500,000   $   3,500,000
     Credit Suisse Securities (USA) 0.030%, dated
       04/29/11, matures on 05/02/11, repurchase
       price $4,319,491 (collateralized by a U.S.
       Treasury Note obligation, par value
       $4,295,000, 1.750%, 01/31/14, total market
       value $4,409,909)                              4,319,480       4,319,480
     Deutsche Bank Securities, Inc. (B) 0.030%,
       dated 04/29/11, matures on 05/02/11,
       repurchase price $2,500,006
       (collateralized by a U.S. agency
       obligation, par value of $2,812,500,
       0.000%, 10/29/20, total market value
       $2,552,261)                                    2,500,000       2,500,000
     HSBC Securities (B) 0.250%, dated 04/29/11,
       matures on 05/02/11, repurchase price
       $3,500,073 (collateralized by various
       corporate obligations, ranging in par
       value $1,257,500 - $2,285,000, 3.000% -
       4.375%, 04/01/16 - 10/16/19, total market
       value $3,676,378)                              3,500,000       3,500,000
     HSBC Securities (B) 0.030%, dated 04/29/11,
       matures on 05/02/11, repurchase price
       $2,609,604 (collateralized by various
       corporate obligations, ranging in par
       value $125,915 - $1,451,173, 3.000% -
       5.500%, 05/02/11 - 06/27/16, total market
       value $2,663,312)                              2,609,597       2,609,597
     JP Morgan Chase (B) 0.210%, dated 04/29/11,
       matures on  05/02/11, repurchase price
       $5,000,088 (collateralized by various
       corporate obligations, ranging in par
       value from $267,500 - $2,305,000, 4.875% -
       6.000%, 08/15/14 - 12/01/17, total market
       value $5,253,038)                              5,000,000       5,000,000
                                                                  -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,429,077)
                                                                     21,429,077
                                                                  -------------
   TOTAL INVESTMENTS - 109.9%
     (Cost $232,372,688) ++
                                                                    297,187,924
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (9.9)%
                                                                    (26,848,829)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 270,339,095
                                                                  =============

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 25

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 IS $85,850,773.

++ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $232,372,688, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $67,901,338 AND $(3,086,102), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2011 IS $26,523,364.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR     - AMERICAN DEPOSITARY RECEIPT
CL      - CLASS
MTN     - MEDIUM TERM NOTE
NVDR    - NON VOTING DEPOSITARY RECEIPT
REIT    - REAL ESTATE INVESTMENT TRUST
SER     - SERIES
SP ADR  - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPA     - STANDBY PURCHASE AGREEMENT

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF APRIL 30, 2011 WERE AS FOLLOWS:

                        PRINCIPAL
CONTRACTS                AMOUNT                                   NET
TO BUY OR              COVERED BY                 COUNTER-     UNREALIZED
TO SELL     CURRENCY    CONTRACTS    EXPIRATION    PARTY     DEPRECIATION**
----------------------------------------------------------------------------
  SELL        DKK       10,836,630     05/11        BBH      $         (863)
  BUY         HUF      545,273,216     05/11        BBH              (4,208)
                                                             --------------
                                                             $       (5,071)
                                                             ==============

** THE PRIMARY RISK EXPOSURE IS FOREIGN EXCHANGE CONTRACTS.

BBH - BROWN BROTHERS HARRIMAN & CO.
DKK - DANISH KRONE
HUF - HUNGARIAN FORINT

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          FUND SECTORS+++

                                                                         % OF
SECTOR+                                                                 PORTFOLIO
Financials ........................................................      23.6%
Industrial ........................................................      12.9%
Materials .........................................................      11.8%
Consumer Discretionary ............................................      11.1%
Energy ............................................................      10.5%
Repurchase Agreement ..............................................       1.6%
Consumer Staples ..................................................       7.6%
Health Care .......................................................       7.1%
Information Technology ............................................       5.3%
Telecommunication Services ........................................       4.8%
Utilities .........................................................       3.3%
Exchange Traded Fund ..............................................       0.4%
Rights ............................................................       0.0%

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+++ Excludes securities purchased with cash collateral received from securities lending.

                                            See note to schedule of investments.

26 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                     TOTAL FAIR      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                      VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                      04/30/11        PRICE          INPUTS         INPUTS
                                    ------------   ------------   ------------   ------------
Common Stocks
  Australia                         $  4,515,364   $  4,515,364   $         --   $         --
  Austria                              3,387,084      3,387,084             --             --
  Brazil                               2,972,108      2,972,108             --             --
  Canada                               6,078,729      6,078,729             --             --
  China                                  756,092        756,092             --             --
  Columbia                             4,843,500      4,843,500             --             --
  Denmark                              6,603,146      6,603,146             --             --
  France                              17,082,284     17,082,284             --             --
  Germany                             33,337,311     33,337,311             --             --
  Hong Kong                           14,308,963     14,308,963             --             --
  Hungary                              3,029,727      3,029,727             --             --
  Ireland                                944,614             --        944,614             --
  Italy                                2,621,018      2,621,018             --             --
  Japan                               39,016,927             --     39,016,927             --
  Netherlands                          6,809,789      4,864,564      1,945,225             --
  New Zealand                          4,305,539      4,305,539             --             --
  Norway                               8,557,780      8,557,780             --             --
  Poland                               4,103,664      4,103,664             --             --
  South Africa                         3,363,717      3,363,717             --             --
  South Korea                         12,486,354     12,486,354             --             --
  Spain                                4,675,611      4,675,611             --             --
  Sweden                               8,727,212      8,727,212             --             --
  Switzerland                         14,535,566     14,535,566             --             --
  Thailand                             5,081,574      5,081,574             --             --
  Turkey                               7,900,909      7,900,909             --             --
  United Kingdom                      43,944,007             --     43,932,782         11,225
                                    ------------   ------------   ------------   ------------
Total Common Stocks:                 263,988,589    178,137,816     85,839,548         11,225
                                    ------------   ------------   ------------   ------------
Rights
  Netherlands                                 --             --             --             --
Exchange Traded Fund
  United States                        1,122,880      1,122,880             --             --
Registered Investment Companies       10,647,378     10,647,378             --             --
Repurchase Agreements                 21,429,077             --     21,429,077             --
                                    ------------   ------------   ------------   ------------
Total:                              $297,187,924   $189,908,074   $107,268,625   $     11,225
                                    ============   ============   ============   ============

For the nine months ended April 30, 2011, a net amount of $12,657,914 of the Fund's portfolio investments was transferred from Level 1 to Level 2. The table below sets forth a summary of changes in the Fund's Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended April 30, 2011.

                                                                                NET            NET           NET
ASSETS AT FAIR VALUE USING      BALANCE AS OF  TRANSFERS IN  TRANSFERS OUT    REALIZED      UNREALIZED    PURCHASES/   BALANCE AS OF
UNOBSERVABLE INPUTS (LEVEL 3)   JULY 31, 2010   TO LEVEL 3    OF LEVEL 3    GAIN/(LOSSES)  GAIN/(LOSSES)    (SALES)   APRIL 30, 2011
-----------------------------   -------------  ------------  -------------  -------------  -------------  ----------  --------------
   Common Stocks
      United Kingdom            $          --  $     18,404  $      (7,179) $          --  $          --  $       --  $       11,225
                                -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total Common Stocks:            $          --  $     18,404  $      (7,179) $          --  $          --  $       --  $       11,225
                                -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total:                          $          --  $     18,404  $      (7,179) $          --  $          --  $       --  $       11,225
                                =============  ============  =============  =============  =============  ==========  ==============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 27

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.3%
      Carnival                                           25,612   $     975,048
      Dick's Sporting Goods *                            29,520       1,208,254
      Las Vegas Sands *                                  34,402       1,617,238
      PetSmart                                           21,700         915,089
      Sally Beauty Holdings *                            66,915         989,673
      Staples                                            48,109       1,017,024
      Starwood Hotels & Resorts Worldwide                26,278       1,565,380
      Walt Disney                                        22,215         957,467
      Yum! Brands                                        17,980         964,447
                                                                  -------------
                                                                     10,209,620
                                                                  -------------
   CONSUMER STAPLES - 8.6%
      Anheuser-Busch InBev NV, SP ADR                    23,277       1,489,030
      Coca-Cola                                          41,037       2,768,356
      Mead Johnson Nutrition                              8,735         584,197
      Philip Morris International                        42,069       2,921,271
                                                                  -------------
                                                                      7,762,854
                                                                  -------------
   ENERGY - 12.1%
      BG Group PLC, SP ADR                               13,037       1,656,351
      Cameron International *                            20,010       1,054,927
      EOG Resources                                       5,800         654,878
      ExxonMobil                                         10,085         887,480
      Occidental Petroleum                               20,585       2,352,660
      QEP Resources                                      15,558         664,793
      Schlumberger                                       29,022       2,604,725
      Suncor Energy ++                                   21,434         986,821
                                                                  -------------
                                                                     10,862,635
                                                                  -------------
   FINANCIALS - 2.3%
      Greenhill & Co.                                    18,537       1,093,683
      JPMorgan Chase                                     21,011         958,732
                                                                  -------------
                                                                      2,052,415
                                                                  -------------
   HEALTH CARE - 9.1%
      DaVita *                                           13,990       1,232,379
      Express Scripts *                                  13,345         757,195
      Fresenius Medical Care, ADR                         8,635         678,452
      Gilead Sciences *                                  24,290         943,424
      Johnson & Johnson                                  17,380       1,142,214
      Mylan *                                            63,910       1,592,637
      UnitedHealth Group                                 37,670       1,854,494
                                                                  -------------
                                                                      8,200,795
                                                                  -------------
   INDUSTRIAL - 16.0%
      3M                                                 20,931       2,034,703
      Danaher                                            53,951       2,980,253
      Donaldson                                          30,049       1,839,900
      Emerson Electric                                   11,152         677,596
      Expeditors International of Washington             40,541       2,200,160

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Rockwell Collins                                   22,164   $   1,398,548
      Stericycle *                                       18,274       1,668,051
      United Parcel Service, Cl B                        20,835       1,562,000
                                                                  -------------
                                                                     14,361,211
                                                                  -------------
   INFORMATION TECHNOLOGY - 28.8%
      Accenture, Cl A ++                                 12,765         729,264
      Analog Devices                                     30,824       1,242,515
      Apple *                                            14,842       5,168,430
      ARM Holdings PLC, SP ADR                           59,850       1,882,881
      Autodesk *                                         24,149       1,086,222
      Broadcom, Cl A *                                   25,820         908,348
      EMC *                                              78,373       2,221,091
      Google, Cl A *                                      6,696       3,643,294
      Linear Technology                                  28,119         978,541
      NetApp *                                           28,850       1,499,623
      Netlogic Microsystems *                            13,290         573,198
      Oracle                                            104,276       3,759,150
      QUALCOMM                                           38,432       2,184,475
                                                                  -------------
                                                                     25,877,032
                                                                  -------------
   MATERIALS - 7.5%
      Ecolab                                             44,560       2,350,986
      Praxair                                            29,246       3,112,359
      Weyerhaeuser                                       55,925       1,286,834
                                                                  -------------
                                                                      6,750,179
                                                                  -------------
   UTILITIES - 1.3%
      ITC Holdings                                        9,327         661,564
      Wisconsin Energy                                   16,864         526,325
                                                                  -------------
                                                                      1,187,889
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $63,563,055)                                          87,264,630
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         3,282,391       3,282,391
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,282,391)                                            3,282,391
                                                                  -------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $66,845,446) #                                           90,547,021
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.7)%                            (624,594)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  89,922,427
                                                                  =============

                                            See note to schedule of investments.

28 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $66,845,446, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,161,233 AND $(459,658), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2       LEVEL 3
                                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           04/30/11        PRICE          INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
Investments in Securities **                            $  90,547,021   $ 90,547,021   $        --   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 29

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.4%
      Autoliv ++                                         13,000   $   1,041,690
      Cooper Tire & Rubber                               49,500       1,335,510
      H&R Block                                          50,000         864,500
      Office Depot *                                    202,250         871,697
      Pulte Group *                                      89,550         728,041
      Time Warner Cable                                  26,000       2,031,380
      Viacom, Cl B                                       27,450       1,404,342
                                                                  -------------
                                                                      8,277,160
                                                                  -------------
   CONSUMER STAPLES - 10.8%
      Altria Group                                       68,300       1,833,172
      Archer-Daniels-Midland                             25,000         925,500
      Carrefour SA (France)                              50,000       2,370,584
      CVS Caremark                                       65,500       2,373,720
      Heineken, ADR                                      68,150       2,042,456
      Kraft Foods, Cl A                                  77,900       2,615,882
                                                                  -------------
                                                                     12,161,314
                                                                  -------------
   ENERGY - 13.6%
      Apache                                             22,300       2,974,151
      BP PLC, SP ADR                                     68,100       3,142,134
      Chevron                                            35,600       3,896,064
      CONSOL Energy                                      30,100       1,628,109
      Pride International *                              32,000       1,405,120
      Williams                                           67,000       2,222,390
                                                                  -------------
                                                                     15,267,968
                                                                  -------------
   FINANCIALS - 24.0%
      ACE ++                                             37,800       2,542,050
      Bank of America                                   342,850       4,210,198
      Berkshire Hathaway, Cl B *                         43,500       3,623,550
      CIT Group *                                        55,500       2,356,530
      Citigroup *                                       829,500       3,807,405
      JPMorgan Chase                                    114,000       5,201,820
      MetLife                                            70,000       3,275,300
      MGIC Investment *                                 232,700       2,015,182
                                                                  -------------
                                                                     27,032,035
                                                                  -------------
   HEALTH CARE - 11.4%
      Boston Scientific *                               190,000       1,423,100
      Merck                                              88,200       3,170,790
      Pfizer                                            245,000       5,135,200
      WellPoint                                          40,000       3,071,600
                                                                  -------------
                                                                     12,800,690
                                                                  -------------
   INDUSTRIAL - 12.4%
      Avis Budget Group *                                50,100         949,896
      Harsco                                             33,950       1,208,620
      Honeywell International                            43,400       2,657,382
      Jardine Matheson Holdings, ADR                     28,100       1,338,684
      Northrop Grumman                                   23,800       1,513,918

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Schindler Holding AG, COP
         (Switzerland)                                   18,300   $   2,367,364
      Siemens AG, SP ADR                                 17,600       2,568,544
      Tyco International ++                              27,000       1,315,980
                                                                  -------------
                                                                     13,920,388
                                                                  -------------
   INFORMATION TECHNOLOGY - 10.2%
      CA                                                 45,500       1,118,845
      Hewlett-Packard                                    25,100       1,013,287
      Hitachi, ADR                                       22,000       1,198,120
      Intel                                              80,950       1,877,231
      Microsoft                                         103,450       2,691,769
      Texas Instruments                                  67,200       2,387,616
      Western Union                                      56,700       1,204,875
                                                                  -------------
                                                                     11,491,743
                                                                  -------------
   MATERIALS - 3.2%
      Anglo American PLC, ADR                             3,250          84,728
      Crown Holdings *                                   30,650       1,146,310
      Vulcan Materials                                   27,250       1,231,700
      Weyerhaeuser                                       50,000       1,150,500
                                                                  -------------
                                                                      3,613,238
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.2%
      Sprint Nextel *                                   257,900       1,335,922
      Vodafone Group PLC, SP ADR                         79,000       2,300,480
                                                                  -------------
                                                                      3,636,402
                                                                  -------------
   UTILITIES - 1.0%
      Questar                                            66,350       1,165,769
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $96,861,658)                                         109,366,707
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $1,039,625
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,040,000,
         1.500%, 12/31/13, total market
         value $1,062,516)                          $ 1,039,622       1,039,622
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,039,622)                                            1,039,622
                                                                  -------------
   TOTAL INVESTMENTS - 98.1%
      (Cost $97,901,280) #                                          110,406,329
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.9%                             2,115,918
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 112,522,247
                                                                  =============

                                            See note to schedule of investments.

30 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,901,280, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,701,518 AND $(3,196,469), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Common Stock**               $109,366,707   $109,366,707   $        --   $         --
   Repurchase Agreement            1,039,622             --     1,039,622             --
                                ------------   ------------   -----------   ------------
Total:                          $110,406,329   $109,366,707   $ 1,039,622   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry type breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 31

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
   HEALTH CARE - 17.3%
      Agilent Technologies *                             51,785   $   2,584,589
      Amgen *                                            51,785       2,943,977
      AstraZeneca PLC, SP ADR                            51,785       2,580,447
      Biogen Idec *                                      51,785       5,041,270
      Boston Scientific *                                51,785         387,870
      Bristol-Myers Squibb                               51,785       1,455,158
      CONMED *                                           51,785       1,454,123
      Gilead Sciences *                                  51,785       2,011,329
      Kinetic Concepts *                                 51,785       3,056,869
      Life Technologies *                                51,785       2,858,532
      Medtronic                                          51,785       2,162,024
      Novartis AG, ADR                                   51,785       3,064,118
      St. Jude Medical                                   51,785       2,767,390
      Thermo Fisher Scientific *                         51,785       3,106,582
      Valeant Pharmaceuticals International ++           51,785       2,725,445
      ViroPharma *                                       51,785         998,933
                                                                  -------------
                                                                     39,198,656
                                                                  -------------
   INDUSTRIAL - 4.9%
      Goodrich                                           51,785       4,576,240
      Lockheed Martin                                    51,785       4,103,961
      Raytheon                                           51,785       2,514,162
                                                                  -------------
                                                                     11,194,363
                                                                  -------------
   INFORMATION TECHNOLOGY - 75.4%
      Adobe Systems *                                    51,785       1,737,387
      Altera                                             51,785       2,521,929
      Amdocs * ++                                        51,785       1,592,389
      Amphenol, Cl A                                     51,785       2,895,299
      Analog Devices                                     51,785       2,087,453
      Apple *                                            51,785      18,033,091
      Applied Materials                                  51,785         812,507
      Arris Group *                                      51,785         621,420
      Autodesk *                                         51,785       2,329,289
      Automatic Data Processing                          51,785       2,814,515
      BMC Software *                                     51,785       2,601,161
      Broadcom, Cl A *                                   51,785       1,821,796
      CA                                                 51,785       1,273,393
      Check Point Software Technologies * ++             51,785       2,844,550
      Ciena *                                            51,785       1,462,408
      Cisco Systems                                      51,785         909,345
      Citrix Systems *                                   51,785       4,367,547
      Computer Sciences                                  51,785       2,639,999
      Compuware *                                        51,785         586,724
      Comtech Telecommunications                         51,785       1,465,515
      Corning                                            51,785       1,084,378
      Cypress Semiconductor *                            51,785       1,126,842
      Dell *                                             51,785         803,185
      Digital River *                                    51,785       1,685,084
      DST Systems                                        51,785       2,553,518
      eBay *                                             51,785       1,781,404

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      EMC *                                              51,785   $   1,467,587
      Emulex *                                           51,785         501,797
      F5 Networks *                                      51,785       5,248,928
      Harmonic *                                         51,785         428,780
      Harris                                             51,785       2,751,337
      Hewlett-Packard                                    51,785       2,090,560
      Intel                                              51,785       1,200,894
      InterDigital                                       51,785       2,397,128
      International Business Machines                    51,785       8,833,485
      Intuit *                                           51,785       2,877,175
      Ixia *                                             51,785         846,167
      j2 Global Communications *                         51,785       1,525,586
      JDS Uniphase *                                     51,785       1,079,199
      Juniper Networks *                                 51,785       1,984,919
      KLA-Tencor                                         51,785       2,273,361
      Lam Research *                                     51,785       2,501,733
      Linear Technology                                  51,785       1,802,118
      LSI *                                              51,785         379,584
      MEMC Electronic Materials *                        51,785         612,617
      Microsoft                                          51,785       1,347,446
      Motorola Solutions *                               51,784       2,375,850
      National Semiconductor                             51,785       1,249,054
      NetApp *                                           51,785       2,691,784
      Nokia, SP ADR                                      51,785         477,976
      Novellus Systems *                                 51,785       1,662,298
      Open Text * ++                                     51,785       3,169,242
      Oracle                                             51,785       1,866,849
      Parametric Technology *                            51,785       1,256,822
      Polycom *                                          51,785       3,098,297
      Progress Software *                                51,784       1,535,396
      QLogic *                                           51,785         931,094
      QUALCOMM                                           51,785       2,943,459
      RealNetworks *                                     51,785         191,604
      Red Hat *                                          51,785       2,458,234
      Salesforce.com *                                   51,785       7,177,401
      SanDisk *                                          51,785       2,544,715
      SAP, SP ADR                                        51,785       3,341,686
      Seagate Technology ++                              51,785         912,452
      Standard Microsystems *                            51,785       1,405,963
      Symantec *                                         51,785       1,017,575
      Synopsys *                                         51,785       1,418,391
      Tellabs                                            51,785         254,782
      Teradata *                                         51,785       2,895,817
      Teradyne *                                         51,785         833,738
      Tessera Technologies *                             51,785       1,023,272
      Texas Instruments                                  51,785       1,839,921
      VASCO Data Security International *                51,785         639,027
      VeriSign                                           51,785       1,913,974
      VMware, Cl A *                                     51,785       4,941,843
      Websense *                                         51,785       1,335,535
      Western Digital *                                  51,785       2,061,043

                                            See note to schedule of investments.

32 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xerox Corp                                         51,785   $     522,511
      Xilinx                                             51,785       1,805,225
      Yahoo! *                                           51,785         919,184
                                                                  -------------
                                                                    171,314,543
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.8%
      Telephone and Data Systems                         51,785       1,737,905
                                                                  -------------
      TOTAL COMMON STOCK
        (Cost $135,030,472)                                         223,445,467
                                                                  -------------
   REGISTERED INVESTMENT COMPANY - 0.7%
      Dreyfus Cash Management                         1,723,995       1,723,995
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,723,995)                                            1,723,995
                                                                  -------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $136,754,467) #                                         225,169,462
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                             1,971,746
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 227,141,208
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $136,754,467, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $95,449,697 AND $(7,034,702), RESPECTIVELY.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2011 IS AS FOLLOWS:

LONG FUTURES               NUMBER OF    EXPIRATION     COUNTER-    UNREALIZED
OUTSTANDING                CONTRACTS       DATE         PARTY     APPRECIATION**
--------------------------------------------------------------------------------
NASDAQ 100 E-MINI             13        JUNE 2011         MCQ     $      23,283

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

MCQ - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUIRE GROUP LTD.

"ARCHIPELAGO(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" AND "NYSE ARCA TECH 100SM" ARE TRADEMARKS OF THE NYSE GROUP, INC. AND ARCHIPELAGO HOLDINGS, INC. AND HAVE BEEN LICENSED FOR USE BY HIGHMARK FUNDS. NYSE ARCA TECH 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARCHIPELAGO HOLDINGS, INC. OR BY NYSE GROUP, INC. NEITHER ARCHIPELAGO HOLDINGS, INC. NOR NYSE GROUP, INC. MAKES ANY REPRESENTATION OR WARRANTY REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, NYSE ARCA TECH 100 INDEX FUND PARTICULARLY OR THE ABILITY OF NYSE ARCA TECH 100 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                  LEVEL 2       LEVEL 3
                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                    04/30/11        PRICE         INPUTS        INPUTS
                                  ------------   ------------   -----------   ------------
   Investments in Securities***   $225,169,462   $225,169,462   $        --   $         --
   Derivatives (1)
      Equity Contracts                  23,283         23,283            --             --
                                  ------------   ------------   -----------   ------------
Total:                            $225,192,745   $225,192,745   $        --   $         --
                                  ============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1) Investments in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 33

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.0%
      AFC Enterprises *                                  25,000   $     376,500
      Ameristar Casinos                                  30,000         598,500
      Biglari Holdings *                                    200          87,448
      CKX *                                              15,300          69,921
      Columbia Sportswear                                 7,900         537,121
      Cracker Barrel Old Country Store                    6,600         338,118
      Dillard's, Cl A                                     6,000         288,120
      Exide Technologies *                               14,100         141,564
      Harte-Hanks                                        14,400         133,776
      HOT Topic                                          18,300         122,793
      Movado Group                                        8,400         140,196
      Perry Ellis International *                         3,700         104,266
      Red Robin Gourmet Burgers *                         4,100         111,479
      Smith & Wesson Holding *                           18,500          66,785
      Sonic *                                            15,900         178,398
      Sotheby's                                           1,600          80,832
      Stein Mart                                         14,300         155,584
      Summit Hotel Properties                             7,100          80,443
      Timberland, Cl A *                                 15,200         686,888
      Volcom                                              5,600         110,488
                                                                  -------------
                                                                      4,409,220
                                                                  -------------
   CONSUMER STAPLES - 3.6%
      Casey's General Stores                             13,000         507,390
      Heckmann *                                         16,000         100,800
      PriceSmart                                          2,100          87,444
      Revlon, Cl A *                                      4,800          82,656
      United Natural Foods *                              4,900         209,181
      USANA Health Sciences *                             2,100          78,330
                                                                  -------------
                                                                      1,065,801
                                                                  -------------
   ENERGY - 6.6%
      Basic Energy Services *                             4,300         132,182
      Complete Production Services *                      5,500         186,670
      Contango Oil & Gas *                                1,800         111,456
      Goodrich Petroleum *                               21,000         471,870
      Hercules Offshore *                                22,600         141,815
      ION Geophysical *                                  24,100         304,624
      OYO Geospace *                                      2,700         251,856
      Western Refining *                                 19,900         337,504
                                                                  -------------
                                                                      1,937,977
                                                                  -------------
   FINANCIALS - 16.8%
      Cedar Shopping Centers REIT                        22,000         129,800
      Cohen & Steers                                      5,800         182,468
      Colonial Properties Trust REIT                      9,700         205,252
      Cousins Properties REIT                            11,650         104,850
      Extra Space Storage REIT                           35,200         762,080
      First Cash Financial Services *                     4,100         160,884
      Hilltop Holdings *                                 32,900         319,130
      Infinity Property & Casualty                        2,300         135,930
      Internet Capital Group *                           21,000         291,690

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Investors Bancorp *                                 6,400   $      96,256
      Nelnet, Cl A                                        6,900         158,907
      Pinnacle Financial Partners *                       7,000         112,490
      Piper Jaffray *                                     4,400         157,740
      Prosperity Bancshares                               4,100         187,985
      Solar Capital                                          92           2,325
      Sovran Self Storage REIT                           11,900         509,082
      Sunstone Hotel Investors REIT *                    35,000         366,100
      Trustmark                                           9,600         223,104
      United Bankshares                                   3,400          88,944
      Webster Financial                                  24,700         531,544
      Westamerica Bancorporation                          4,400         223,476
                                                                  -------------
                                                                      4,950,037
                                                                  -------------
   HEALTH CARE - 14.5%
      Accretive Health *                                  7,800         220,272
      Accuray *                                          15,000         133,350
      Alkermes *                                          5,200          74,984
      Alnylam Pharmaceuticals *                          10,700         109,782
      AMAG Pharmaceuticals *                             13,900         264,100
      CardioNet *                                        13,700          62,472
      Computer Programs & Systems                         4,700         276,313
      CONMED *                                            2,500          70,200
      Cyberonics *                                        6,600         234,762
      InterMune *                                         5,900         263,376
      Jazz Pharmaceuticals *                              4,700         149,977
      Ligand Pharmaceuticals, Cl B *                      7,500          83,325
      Magellan Health Services *                          1,700          88,434
      Medicis Pharmaceutical, Cl A                        7,500         265,950
      Medidata Solutions *                                2,200          56,474
      Medivation *                                        2,400          59,280
      Molina Healthcare *                                 5,600         240,800
      Nabi Biopharmaceuticals *                          29,000         167,620
      Osiris Therapeutics *                              14,100          99,969
      Par Pharmaceutical *                                5,900         203,196
      Sirona Dental Systems *                             6,300         359,541
      Spectrum Pharmaceuticals *                         28,000         252,000
      STERIS                                              5,100         183,804
      Sun Healthcare Group *                              8,000          94,320
      XenoPort *                                         29,900         244,582
                                                                  -------------
                                                                      4,258,883
                                                                  -------------
   INDUSTRIAL - 14.2%
      AAR                                                 5,800         151,032
      Aerovironment *                                     2,300          65,895
      Alaska Air Group *                                  4,600         303,002
      AMERCO *                                            1,600         162,752
      American Science & Engineering                      6,500         572,650
      AO Smith                                            2,250          98,933
      APAC Customer Services *                           10,900          62,239
      Applied Industrial Technologies                     5,400         190,404
      Atlas Air Worldwide Holdings *                      3,600         248,076

                                            See note to schedule of investments.

34 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Blount International *                             10,100   $     167,660
      Cascade                                             1,900          87,020
      CDI                                                 7,200         106,704
      Ceradyne *                                          2,400         112,464
      Consolidated Graphics *                             3,200         179,680
      Dycom Industries *                                 25,900         384,874
      Encore Wire                                         3,600         100,476
      GeoEye *                                            1,500          55,635
      Insperity                                           5,400         163,566
      Knoll                                              11,500         225,745
      Korn/Ferry International *                          9,300         192,603
      Layne Christensen *                                 3,300          98,208
      LSI Industries                                      7,300          60,517
      RSC Holdings *                                      8,300         109,311
      Sauer-Danfoss *                                     2,900         171,129
      Sykes Enterprises *                                 5,500         110,165
                                                                  -------------
                                                                      4,180,740
                                                                  -------------
   INFORMATION TECHNOLOGY - 19.2%
      Acxiom *                                           10,700         155,792
      Anaren *                                            7,700         127,743
      ATMI *                                             12,800         254,848
      Aviat Networks *                                   12,500          64,000
      Benchmark Electronics *                            26,100         441,090
      Blackbaud                                           2,700          74,682
      BroadSoft *                                         3,400         154,530
      Brooks Automation *                                12,300         150,429
      Cognex                                              5,700         178,296
      Comtech Telecommunications                          2,300          65,090
      Diodes *                                            7,100         242,962
      Electro Rent                                        5,000          78,750
      Infinera *                                          5,300          41,446
      Interactive Intelligence *                          2,700         101,034
      Kulicke & Soffa Industries *                       21,200         192,072
      Manhattan Associates *                             16,100         582,015
      MicroStrategy, Cl A *                               1,400         197,820
      Monolithic Power Systems *                         13,000         220,740
      OmniVision Technologies *                           2,700          90,720
      Oplink Communications *                             3,100          61,380
      Opnext *                                           29,000          68,440
      RealNetworks *                                     36,300         134,310
      Silicon Graphics International *                    5,000          91,900
      Silicon Image *                                     8,400          69,888
      Stamps.com                                          9,900         133,848
      STEC *                                              7,000         146,440
      Syntel                                              7,600         415,568
      Take-Two Interactive Software *                     8,000         129,440
      TeleTech Holdings *                                20,800         413,296
      TIBCO Software *                                   14,800         443,852
      VeriFone Systems *                                  2,600         142,532
                                                                  -------------
                                                                      5,664,953
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 5.4%
      AEP Industries *                                    2,500   $      75,825
      Century Aluminum *                                  7,000         139,860
      Coeur d'Alene Mines *                               2,500          79,275
      Domtar ++                                           2,400         223,248
      Innospec *                                          6,300         237,258
      LSB Industries *                                    7,300         294,555
      Metals USA Holdings *                               6,900         117,300
      Minerals Technologies                               2,200         149,600
      Noranda Aluminum Holding *                          7,800         132,522
      Rockwood Holdings *                                 2,400         136,176
                                                                  -------------
                                                                      1,585,619
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.4%
      Consolidated Communications Holdings               10,000         183,900
      Neutral Tandem *                                   15,500         236,995
                                                                  -------------
                                                                        420,895
                                                                  -------------
   UTILITIES - 1.4%
      NorthWestern                                        2,700          87,885
      Portland General Electric                          13,000         324,480
                                                                  -------------
                                                                        412,365
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $21,222,942)                                          28,886,490
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $547,554
         (collateralized by a U.S. Treasury Note
         obligation, par value $550,000,
         1.500%, 12/31/13, total market
         value $561,913)                            $   547,553         547,553
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $547,553)                                                547,553
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $21,770,495) #                                           29,434,043
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 4,246
                                                                  -------------
   NET ASSETS - 100.0%                                            $  29,438,289
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,770,495, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,073,221 AND $(409,673), RESPECTIVELY.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 35

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT APRIL 30, 2011 IS AS FOLLOWS:

LONG FUTURES                      NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                       CONTRACTS      DATE       PARTY     APPRECIATION**
------------------------------------------------------------------------------------
RUSSELL 2000 MINI INDEX FUTURES       6       JUNE 2011       GSC        $8,172

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                          LEVEL 2       LEVEL 3
                                          TOTAL FAIR     LEVEL 1        SIGNIFICANT    SIGNIFICANT
                                           VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                           04/30/11        PRICE          INPUTS        INPUTS
                                         ------------   ------------   ------------   ------------
Common Stock***                          $ 28,886,490   $ 28,886,490   $         --   $         --
Repurchase Agreement                          547,533             --        547,533             --
Derivatives (1)
   Equity Contracts                             8,172          8,172             --             --
                                         ------------   ------------   ------------   ------------
Total:                                   $ 29,442,195   $ 28,894,662   $    547,533   $         --
                                         ============   ============   ============   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

36 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.4%
      American Greetings, Cl A (A)                       33,400   $     821,640
      Arctic Cat *                                       31,782         533,620
      Blyth                                               7,100         334,693
      Bob Evans Farms                                    19,802         620,991
      Career Education * (A)                              9,300         202,833
      Cooper Tire & Rubber                               27,400         739,252
      Journal Communications, Cl A *                     70,900         386,405
      RadioShack (A)                                     22,600         357,306
      Rent-A-Center (A)                                  16,000         487,200
      Ruby Tuesday * (A)                                 47,900         503,429
      Scholastic (A)                                     21,500         565,020
      Sinclair Broadcast Group, Cl A                     32,400         372,276
      Stage Stores                                       29,900         575,874
                                                                  -------------
                                                                      6,500,539
                                                                  -------------
   CONSUMER STAPLES - 4.3%
      Cal-Maine Foods (A)                                11,800         340,902
      Chiquita Brands International * (A)                23,900         380,488
      Corn Products International                        11,000         606,100
      Fresh Del Monte Produce (A)                        25,600         694,016
      Nash Finch (A)                                      6,200         230,764
      Universal                                          10,100         438,138
                                                                  -------------
                                                                      2,690,408
                                                                  -------------
   ENERGY - 4.4%
      Green Plains Renewable Energy * (A)                16,000         200,320
      Tesoro *                                           27,100         734,952
      USEC * (A)                                         97,000         444,260
      VAALCO Energy *                                    73,100         509,507
      W&T Offshore (A)                                   31,500         844,515
                                                                  -------------
                                                                      2,733,554
                                                                  -------------
   FINANCIALS - 34.2%
      Allied World Assurance Company
         Holdings ++                                      7,000         454,790
      Alterra Capital Holdings ++ (A)                    20,000         439,600
      American Equity Investment Life
         Holding (A)                                     41,200         529,832
      Anworth Mortgage Asset REIT (A)                    40,200         288,636
      Ares Capital                                        5,590          98,999
      Ashford Hospitality Trust REIT (A)                 49,400         616,018
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E ++                            35,800         621,488
      Calamos Asset Management, Cl A                     22,000         357,940
      Camden National (A)                                11,554         399,191
      Capstead Mortgage REIT                             50,000         662,000
      CBL & Associates Properties REIT (A)               41,937         778,770
      Citizens Republic Bancorp *                             1               1
      CNO Financial Group *                              76,600         617,396
      Commonwealth REIT                                  28,000         766,920
      Dime Community Bancshares                          27,200         420,512
      Dynex Capital REIT                                 27,800         274,664

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Encore Capital Group *                             14,100   $     422,154
      F.N.B. (A)                                         35,900         393,105
      First Bancorp (A)                                  38,629         539,261
      First Bancorp/ Puerto Rico * (A)                    3,606          17,994
      First Financial Holdings (A)                       11,000         120,780
      Flushing Financial                                 35,800         526,976
      GFI Group                                          76,400         390,404
      Horace Mann Educators                              41,100         734,868
      Hospitality Properties Trust REIT                  24,000         579,600
      Huntington Bancshares                              55,900         379,561
      Independent Bank * (A)                              4,967          14,901
      Infinity Property & Casualty                       10,500         620,550
      Integra Bank * (A)                                 51,000           5,100
      International Bancshares (A)                       40,100         706,562
      Lakeland Bancorp (A)                               18,745         200,384
      MFA Financial REIT                                 69,000         550,620
      Montpelier Re Holdings ++                          19,895         359,901
      Nelnet, Cl A                                       35,700         822,171
      One Liberty Properties REIT                        24,400         378,444
      Oriental Financial Group                           42,100         545,616
      Parkway Properties REIT (A)                        21,500         385,495
      Pennantpark Investment                             33,100         408,454
      Presidential Life                                  28,351         315,830
      Protective Life                                    21,100         567,801
      RAIT Financial Trust REIT (A)                      38,200          93,208
      Republic Bancorp, Cl A (A)                         20,218         440,348
      Safety Insurance Group                             14,300         669,526
      Selective Insurance Group                          23,500         414,540
      Sierra Bancorp (A)                                 18,000         200,700
      StanCorp Financial Group (A)                       13,600         586,160
      Validus Holdings ++                                13,500         439,290
      Walter Investment Management REIT                  27,400         488,268
      Washington Trust Bancorp                           11,300         264,759
      WesBanco                                           23,200         470,960
                                                                  -------------
                                                                     21,381,048
                                                                  -------------
   HEALTH CARE - 7.7%
      Cubist Pharmaceuticals * (A)                       11,800         399,430
      Endo Pharmaceuticals Holdings *                    14,300         559,988
      Kindred Healthcare * (A)                           23,400         590,148
      Lumenis * ++                                           13              --
      Magellan Health Services *                         13,300         691,866
      Par Pharmaceutical *                               24,700         850,668
      PDL BioPharma (A)                                  56,000         359,520
      PharMerica *                                       26,900         354,004
      Skilled Healthcare Group, Cl A * (A)               18,400         223,008
      Universal American Financial                       34,200         790,020
                                                                  -------------
                                                                      4,818,652
                                                                  -------------
   INDUSTRIAL - 12.1%
      AAR (A)                                            20,600         536,424
      Advanced Battery Technologies * (A)               117,300         201,756

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 37

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Alaska Air Group *                                 10,400   $     685,048
      Ampco-Pittsburgh                                   19,300         518,591
      Crane                                                 300          14,973
      Deluxe (A)                                         27,000         731,160
      Ennis (A)                                          31,500         588,420
      EnPro Industries * (A)                             18,300         733,464
      NACCO Industries, Cl A (A)                          7,000         736,610
      PAM Transportation Services *                      43,452         494,049
      Ryder System                                        9,800         524,300
      Seaboard                                              110         262,570
      TAL International Group                            16,000         576,800
      Tutor Perini                                       21,100         562,526
      US Airways Group * (A)                             41,700         379,053
                                                                  -------------
                                                                      7,545,744
                                                                  -------------
   INFORMATION TECHNOLOGY - 13.2%
      Arris Group *                                      27,900         334,800
      Benchmark Electronics * (A)                        19,700         332,930
      Black Box                                          11,036         385,598
      Brightpoint *                                      49,400         499,928
      Convergys * (A)                                    54,300         787,350
      CSG Systems International * (A)                    26,700         567,108
      Entegris *                                         41,100         354,693
      Fairchild Semiconductor International *            36,300         761,211
      Gerber Scientific * (A)                            48,400         462,704
      Imation * (A)                                      29,100         298,857
      Integrated Device Technology *                     59,700         485,660
      Multi-Fineline Electronix * (A)                    25,644         682,900
      Photronics * (A)                                   41,000         357,930
      Smart Modular Technologies WWH * (A)               62,300         569,422
      Tech Data *                                        12,700         674,751
      United Online (A)                                 104,500         689,700
                                                                  -------------
                                                                      8,245,542
                                                                  -------------
   MATERIALS - 7.1%
      Boise (A)                                          33,000         324,060
      Glatfelter (A)                                     50,200         682,720
      Innospec *                                         14,300         538,538
      Neenah Paper                                       15,900         370,947
      NewMarket (A)                                       4,900         903,168
      OM Group * (A)                                     11,100         402,264
      Rock-Tenn, Cl A (A)                                11,300         780,491
      Stepan                                              5,700         410,229
                                                                  -------------
                                                                      4,412,417
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.9%
      Cincinnati Bell *                                  82,500         246,675
      Frontier Communications                                 1               8
      USA Mobility (A)                                   21,300         329,085
                                                                  -------------
                                                                        575,768
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 4.6%
      Avista                                             33,800   $     823,030
      El Paso Electric *                                 20,900         647,482
      NorthWestern                                        9,793         318,762
      Portland General Electric                          29,400         733,824
      Unisource Energy                                    9,519         353,440
                                                                  -------------
                                                                      2,876,538
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $56,851,178)                                          61,780,210
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 9.6%
--------------------------------------------------------------------------------
      Invesco AIM Government & Agency
         Portfolio (B)                                1,000,000       1,000,000
      RBC U.S. Government Money
         Market (B)                                   4,980,801       4,980,801
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $5,980,801)                                            5,980,801
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 26.9%
--------------------------------------------------------------------------------
      BNP Paribas (B)
         0.200%, dated 04/29/11, matures on
         05/02/11, repurchase price $3,500,058
         (collateralized by a corporate obligation,
         par value $3,548,799, 2.100%,
         05/06/13, total market
         value $3,675,000)                          $ 3,500,000       3,500,000
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $791,481
         (collateralized by a U.S. Treasury Note
         obligation, par value $795,000,
         1.500%, 12/31/13, total market
         value $812,212)                                791,479         791,479
      Deutche Bank Securities (B)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $2,500,006,
         (collateralized by a U.S. agency
         obligation, par value $2,812,500,
         0.000%, 10/29/20, total market
         value $2,552,261)                            2,500,000       2,500,000
      HSBC Securities (B)
         0.250%, dated 04/29/11, matures on
         05/02/11, repurchase price
         $3,500,073 (collateralized by
         various corporate obligations, ranging
         in par value from $2,515,000 -
         $4,570,000, 3.000% - 4.375%,
         04/01/16 - 10/16/19, total market
         value $3,676,378)                            3,500,000       3,500,000

                                            See note to schedule of investments.

38 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      HSBC Securities (B)
         0.030%, dated 04/29/11, matures on
         05/02/11, repurchase price $1,535,412
         (collateralized by various corporate
         obligations, ranging in par value
         from $200,000 - $2,305,000, 3.000% -
         5.500%, 05/02/11 - 06/27/16, total
         market value $1,567,012)                   $ 1,535,408   $   1,535,408
      JPMorgan Chase & Co (B)
         0.210%, dated 04/29/11, matures on
         05/02/11, repurchase price
         $5,000,088 (collateralized by
         various corporate obligations, ranging
         in par value from $535,000 -
         $4,610,000, 4.875% - 6.000%,
         08/15/14 - 12/01/17, total market
         value $5,253,038)                            5,000,000       5,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $16,826,887)                                          16,826,887
                                                                  -------------
   TOTAL INVESTMENTS - 135.4%
      (Cost $79,658,866) #                                           84,587,898
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (35.4)%                        (22,107,066)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  62,480,832
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $79,658,866, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,736,308 AND $(8,807,276), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2011 IS $21,221,225.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                         LEVEL 2        LEVEL 3
                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                           04/30/11        PRICE          INPUTS        INPUTS
                                         ------------   ------------   ------------   ------------
   Common Stock **                       $ 61,780,210   $ 61,780,210   $         --   $         --
   Registered Investment Companies          5,980,801      5,980,801             --             --
   Repurchase Agreements                   16,826,887             --     16,826,887             --
                                         ------------   ------------   ------------   ------------
Total:                                   $ 84,587,898   $ 67,761,011   $ 16,826,887   $         --
                                         ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 39

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.9%
      Comcast, Cl A                                     285,500   $   7,009,025
      Daimler ++                                         37,200       2,858,820
      Home Depot                                        120,000       4,456,800
      McGraw-Hill                                       106,500       4,310,055
      News, Cl A                                        275,000       4,900,500
      Time Warner                                       107,900       4,085,094
      Time Warner Cable                                  80,000       6,250,400
                                                                  -------------
                                                                     33,870,694
                                                                  -------------
   CONSUMER STAPLES - 14.7%
      Altria Group                                      140,000       3,757,600
      Diageo, SP ADR                                     55,000       4,475,350
      Heineken, ADR                                     159,900       4,792,203
      Henkel KGaA, SP ADR                                75,000       4,265,250
      Kraft Foods, Cl A                                 137,650       4,622,287
      Nestle, SP ADR                                     85,000       5,287,000
      Philip Morris International                       110,000       7,638,400
      Wal-Mart Stores                                   172,500       9,484,050
      Walgreen                                          132,000       5,639,040
                                                                  -------------
                                                                     49,961,180
                                                                  -------------
   ENERGY - 13.8%
      Chevron                                            81,000       8,864,640
      Halliburton                                        89,550       4,520,484
      Marathon Oil                                      157,500       8,511,300
      Peabody Energy                                     33,400       2,231,788
      QEP Resources                                      90,000       3,845,700
      Royal Dutch Shell PLC, ADR                        115,700       9,066,252
      Suncor Energy ++                                   75,000       3,453,000
      Williams                                          200,000       6,634,000
                                                                  -------------
                                                                     47,127,164
                                                                  -------------
   FINANCIALS - 14.9%
      Bank of America                                   528,500       6,489,980
      Bank of New York Mellon                           150,350       4,354,136
      Berkshire Hathaway, Cl B *                         66,000       5,497,800
      Goldman Sachs Group                                35,000       5,285,350
      JPMorgan Chase                                    286,200      13,059,306
      MetLife                                           139,850       6,543,581
      Wells Fargo                                       326,200       9,495,682
                                                                  -------------
                                                                     50,725,835
                                                                  -------------
   HEALTH CARE - 9.4%
      Baxter International                               62,000       3,527,800
      Covidien ++                                        89,500       4,984,255
      Merck                                             219,000       7,873,050
      Pfizer                                            355,000       7,440,800
      UnitedHealth Group                                165,000       8,122,950
                                                                  -------------
                                                                     31,948,855
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 15.2%
      ABB, SP ADR *                                     137,000   $   3,766,130
      Dun & Bradstreet                                   47,400       3,895,332
      General Electric                                  501,600      10,257,720
      Honeywell International                            89,000       5,449,470
      Jardine Matheson Holdings, ADR                     44,600       2,124,744
      Lockheed Martin                                    44,500       3,526,625
      Schindler Holding AG, COP
         (Switzerland)                                   32,005       4,140,300
      Tyco International ++                              90,000       4,386,600
      United Technologies                                66,000       5,912,280
      Vinci SA (France)                                  74,000       4,943,197
      Waste Management                                   89,100       3,515,886
                                                                  -------------
                                                                     51,918,284
                                                                  -------------
   INFORMATION TECHNOLOGY - 16.0%
      Accenture, Cl A ++                                 87,300       4,987,449
      Automatic Data Processing                          60,000       3,261,000
      Corning                                           220,000       4,606,800
      Hewlett-Packard                                   107,000       4,319,590
      Intel                                             241,000       5,588,790
      International Business Machines                    58,300       9,944,814
      Microsoft                                         510,100      13,272,802
      Nokia, SP ADR                                     123,800       1,142,674
      Texas Instruments                                  81,500       2,895,695
      Western Union                                     203,800       4,330,750
                                                                  -------------
                                                                     54,350,364
                                                                  -------------
   MATERIALS - 2.5%
      BHP Billiton SP ADR                                28,000       2,834,720
      Dow Chemical                                       56,000       2,295,440
      Weyerhaeuser                                      150,000       3,451,500
                                                                  -------------
                                                                      8,581,660
                                                                  -------------
   UTILITIES - 0.7%
      Questar                                           132,800       2,333,296
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $259,678,101)                                        330,817,332
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         3,376,827       3,376,827
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,376,827)                                            3,376,827
                                                                  -------------
   TOTAL INVESTMENTS - 98.1%
     (Cost $263,054,928) #                                          334,194,159
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.9%                             6,326,369
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 340,520,528
                                                                  =============

                                            See note to schedule of investments.

40 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $263,054,928, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $77,787,750 AND $(6,648,519), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2        LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  04/30/11         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Investments in Securities**     $334,194,159   $334,194,159   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 41

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 81.9%
--------------------------------------------------------------------------------
      HighMark Core Equity Fund,
         Fiduciary Shares - 13.9%                       745,486   $   6,619,917
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.4% *                       56,627         671,034
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 11.7%                       250,217       5,552,309
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 2.7% *                       52,400       1,272,799
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.9% *                       26,630         881,437
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.9%                       722,503       5,693,324
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.8%                        254,449       2,763,315
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 16.1%                       610,605       7,681,415
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.4% *                       19,444         661,290
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.8% *                     253,169       5,167,184
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 4.0%                        129,054       1,913,873
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.3%                          7,885         134,603
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $31,901,244)                                          39,012,500
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 7.1%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.6%                         24,426         276,254
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.5%                        306,869       3,096,303
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $3,334,207)                                            3,372,557
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.2%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.1%                      32,547   $     972,842
      Fidelity Advisor Materials Fund,
         Institutional Class - 0.8%                       5,229         389,613
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.8% *                    28,333         381,929
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.9%                      82,782       1,855,973

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - (CONTINUED)
--------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.6%                      18,117   $     288,243
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $3,135,585)                                            3,888,600
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.3%                     108,081         646,326
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $576,069)                                                646,326
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures
         on 05/02/11, repurchase price
         $736,281 (collateralized by a
         U.S. Treasury Note obligation,
         par value $740,000, 1.500%,
         12/31/13, total market
         value $756,021)                             $  736,279         736,279
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $736,279)                                                736,279
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $39,683,384) +                                           47,656,262
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (13,302)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  47,642,960
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,683,384, AND THE UNREALIZED APPRECIATION WAS $7,972,878.

                                            See note to schedule of investments.

42 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                     LEVEL 2       LEVEL 3
                                                        TOTAL FAIR     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                         VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
                                                         04/30/11       PRICE         INPUTS        INPUTS
                                                       -----------   -----------   -----------   ------------
   Investments in Registered Investment Companies **   $46,919,983   $46,919,983   $        --   $         --
   Repurchase Agreement                                    736,279            --       736,279             --
                                                       -----------   -----------   -----------   ------------
Total:                                                 $47,656,262   $46,919,983   $   736,279   $         --
                                                       ===========   ===========   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 43

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 89.8%
--------------------------------------------------------------------------------
      HighMark Core Equity Fund,
         Fiduciary Shares - 17.1%                       317,496   $   2,819,366
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.7% *                       24,283         287,755
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 13.4%                        99,469       2,207,218
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.0% *                       20,094         488,092
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.1% *                       10,308         341,203
      HighMark International Opportunities Fund,
         Fiduciary Shares - 13.0%                       270,706       2,133,162
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.7%                         70,724         768,064
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 16.2%                       211,980       2,666,703
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.7% *                        8,351         284,017
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 12.1% *                      97,980       1,999,772
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 4.5%                         49,816         738,776
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.3%                          2,941          50,200
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $12,566,662)                                          14,784,328
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.02% (A)                     51,354          51,354
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $51,354)                                                  51,354
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 9.8%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.5%                      13,752   $     411,059
      Fidelity Advisor Materials Fund,
         Institutional Class - 1.0%                       2,193         163,400
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.9% *                    10,919         147,182
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.6%                      34,254         767,973
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.8%                       7,972         126,829
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $1,447,867)                                            1,616,443
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $14,065,883) +                                           16,452,125
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                11,724
                                                                  -------------
   NET ASSETS - 100.0%                                            $  16,463,849
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,065,883, AND THE UNREALIZED APPRECIATION WAS $2,386,242.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2011.

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Investments in Registered
      Investment Companies **   $ 16,452,125   $ 16,452,125   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 62.9%
--------------------------------------------------------------------------------
      HighMark Core Equity Fund,
         Fiduciary Shares - 9.8%                        593,474   $   5,270,052
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.1% *                       47,878         567,348
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 7.7%                        186,259       4,133,091
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 2.4%                         52,390       1,272,551
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.5%                         24,513         811,388
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.7%                        663,120       5,225,389
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.8%                        237,024       2,574,085
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 12.9%                       548,599       6,901,379
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.0% *                       16,400         557,764
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.6%                        226,858       4,630,163
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.3%                        118,149       1,752,145
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.1%                          2,734          46,666
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $25,700,258)                                          33,742,021
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 23.9%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 9.0%                        430,263       4,866,279
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.9%                       791,501       7,986,241
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $12,634,732)                                          12,852,520
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.3%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.5%                      27,181         812,450
      Fidelity Advisor Materials Fund,
         Institutional Class - 0.6%                       4,474         333,358
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.7% *                    26,487         357,048
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.0%                      71,529       1,603,676

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - (CONTINUED)
--------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.5%                      15,804   $     251,446
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,774,916)                                            3,357,978
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.7%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.7%                     241,362       1,443,343
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,255,403)                                            1,443,343
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures
         on 05/02/11, repurchase price
         $2,197,518 (collateralized by a
         U.S. Treasury Note obligation,
         par value $2,200,000, 1.500%,
         12/31/13, total market
         value $2,247,629)                          $ 2,197,513       2,197,513
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,197,513)                                            2,197,513
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $44,562,822) +                                           53,593,375
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                62,301
                                                                  -------------
   NET ASSETS - 100.0%                                            $  53,655,676
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $44,562,822, AND THE UNREALIZED APPRECIATION WAS $9,030,553.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Investments in Registered
      Investment Companies **   $ 51,395,862   $ 51,395,862   $        --   $         --
   Repurchase Agreement            2,197,513             --     2,197,513             --
                                ------------   ------------   -----------   ------------
Total:                          $ 53,593,375   $ 51,395,862   $ 2,197,513   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 46.5%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 17.1%                       270,940   $   3,064,337
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 29.4%                       521,176       5,258,670
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $8,191,230)                                            8,323,007
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 39.8%
--------------------------------------------------------------------------------
      HighMark Core Equity Fund,
         Fiduciary Shares - 7.4%                        148,450       1,318,232
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.6% *                        9,021         106,898
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 5.7%                         45,598       1,011,813
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.0% *                        7,423         180,294
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 0.9% *                        4,757         157,463
      HighMark International Opportunities Fund,
         Fiduciary Shares - 2.3%                         52,428         413,137
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.0%                         82,177         892,443
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 8.6%                        122,909       1,546,191
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.6% *                        3,215         109,342
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 5.4% *                       47,359         966,591
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.9%                         23,053         341,881
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.4%                          3,938          67,218
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $5,762,578)                                            7,111,503
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.7%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.7%                     140,280         838,875
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $732,212)                                                838,875
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.5%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.8%                       4,629   $     138,374
      Fidelity Advisor Materials Fund,
         Institutional Class - 0.3%                         754          56,181
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.4% *                     5,283          71,210
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.8%                      14,210         318,588
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.2%                       3,050          48,525
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $521,505)                                                632,878
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 5.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11, matures
         on 05/02/11, repurchase price
         $930,700 (collateralized by a
         U.S. Treasury Note obligation,
         par value $930,000, 1.500%,
         12/31/13, total market
         value $950,134)                            $   930,697         930,697
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $930,697)                                                930,697
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
         (Cost $16,138,222) +                                        17,836,960
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                47,449
                                                                  -------------
   NET ASSETS - 100.0%                                            $  17,884,409
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,138,222, AND THE UNREALIZED APPRECIATION WAS $1,698,738.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

INCOME PLUS ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  04/30/11        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Investments in Registered
      Investment Companies **   $ 16,906,263   $ 16,906,263   $        --   $         --
   Repurchase Agreement              930,697             --       930,697             --
                                ------------   ------------   -----------   ------------
Total:                          $ 17,836,960   $16,906,263    $   930,697   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

48 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 47.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.4%
      Comcast
        5.700%, 07/01/19                            $ 3,500,000   $   3,847,340
      DIRECTV Holdings/DIRECTV Financing
        6.375%, 06/15/15                              2,500,000       2,571,875
      Gap
        5.950%, 04/12/21                              2,125,000       2,148,726
      Georgia-Pacific (A)
        8.250%, 05/01/16                              1,450,000       1,645,750
        5.400%, 11/01/20                              1,950,000       1,967,283
      Macy's Retail Holdings
        5.875%, 01/15/13                              1,950,000       2,067,000
      News America Holdings
        7.750%, 02/01/24                              1,000,000       1,196,077
      Staples
        9.750%, 01/15/14                              1,500,000       1,803,782
      Time Warner Entertainment
        8.375%, 03/15/23                              5,000,000       6,327,065
                                                                  -------------
                                                                     23,574,898
                                                                  -------------
   ENERGY - 6.3%
      BP Capital Markets PLC
        4.742%, 03/11/21                              4,000,000       4,084,228
      Energy Transfer Partners
        9.700%, 03/15/19                              2,000,000       2,620,660
      Enterprise Products Operating
        5.200%, 09/01/20                              5,000,000       5,271,630
      Magellan Midstream Partners
        6.550%, 07/15/19                              3,000,000       3,468,663
      Petrobras International Finance
        3.875%, 01/27/16                              2,000,000       2,027,556
      Rockies Express Pipeline (A)
        3.900%, 04/15/15                              2,000,000       2,002,518
      Transcontinental Gas Pipe Line
        7.250%, 12/01/26                              2,250,000       2,633,101
      Williams Partners
        5.250%, 03/15/20                              1,000,000       1,063,514
                                                                  -------------
                                                                     23,171,870
                                                                  -------------

   FINANCIALS - 14.1%
      American International Group
        3.650%, 01/15/14                              3,600,000       3,689,705
      Bank of America, MTN
        5.650%, 05/01/18                              3,000,000       3,195,147
      Berkshire Hathaway Finance
        5.400%, 05/15/18                                850,000         948,711
      BNP Paribas,
        5.000%, 01/15/21                              1,700,000       1,712,490
        MTN
        3.600%, 02/23/16                                850,000         864,306
      Boston Properties
        4.125%, 05/15/21                              3,000,000       2,899,794

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Citigroup
        4.750%, 05/19/15                            $ 3,500,000   $   3,728,204
      Ford Motor Credit
        5.000%, 05/15/18                              2,700,000       2,701,458
      FUEL Trust (A)
        4.207%, 04/15/16                              1,000,000       1,021,108
      GE Global Insurance
        7.750%, 06/15/30                              5,000,000       5,851,750
      General Electric Capital
        2.250%, 11/09/15                              6,000,000       5,881,590
      HSBC Bank PLC (A)
        2.000%, 01/19/14                              2,350,000       2,358,197
      HSBC Holdings PLC
        5.100%, 04/05/21                              3,250,000       3,345,040
      JPMorgan Chase
        4.250%, 10/15/20                              4,400,000       4,278,160
        3.125%, 12/01/11                              3,000,000       3,050,139
      Lehman Brothers Holdings, MTN (B)
        5.625%, 01/24/13                              4,000,000       1,030,000
      NASDAQ OMX Group
        5.250%, 01/16/18                              2,000,000       2,022,682
      NB Capital Trust IV
        8.250%, 04/15/27                              2,000,000       2,057,500
      Wells Fargo
        5.625%, 12/11/17                              1,500,000       1,673,261
                                                                  -------------
                                                                     52,309,242
                                                                  -------------

   FOREIGN GOVERNMENTS - 1.7%
      Export-Import Bank of Korea
        3.750%, 10/20/16                              3,500,000       3,502,527
      Hydro Quebec, Ser IO
        8.050%, 07/07/24                              1,125,000       1,532,565
      Province of Saskatchewan
        9.375%, 12/15/20                              1,000,000       1,401,235
                                                                  -------------
                                                                      6,436,327
                                                                  -------------
   HEALTH CARE - 2.6%
      Boston Scientific
        6.000%, 01/15/20                              3,000,000       3,246,618
      Laboratory Corp of America Holdings
        4.625%, 11/15/20                              3,000,000       3,033,402
      Wellpoint
        7.000%, 02/15/19                              2,000,000       2,379,928
        6.000%, 02/15/14                              1,000,000       1,113,140
                                                                  -------------
                                                                      9,773,088
                                                                  -------------

   INDUSTRIAL - 3.8%
      American Airlines, Ser 11-1A
        5.250%, 01/31/21                              2,650,000       2,570,500
      Continental Airlines, Ser 07-1A
        5.983%, 04/19/22                              1,894,034       1,941,385

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Continental Airlines, Ser 10-1A
        4.750%, 01/12/21                            $ 2,000,000   $   1,950,000
      Continental Airlines, Ser 98-1B (C)
        6.748%, 03/15/17                                618,009         611,829
      Delta Air Lines, Ser 10-2A
        4.950%, 05/23/19                              1,500,000       1,500,000
      Delta Air Lines, Ser 11-1A
        5.300%, 04/15/19                              1,900,000       1,902,375
      L-3 Communications, Ser B
        6.375%, 10/15/15                              3,500,000       3,613,750
                                                                  -------------
                                                                     14,089,839
                                                                  -------------

   INFORMATION TECHNOLOGY - 0.5%
      International Business Machines
        6.500%, 01/15/28                              1,500,000       1,794,341
                                                                  -------------

   MATERIALS - 3.8%
      Alcoa
        5.400%, 04/15/21                              1,400,000       1,421,515
      ArcelorMittal
        5.500%, 03/01/21                              1,900,000       1,926,188
      Dow Chemical
        4.250%, 11/15/20                              3,750,000       3,672,244
      Rio Tinto Finance USA
        6.500%, 07/15/18                              4,000,000       4,691,540
      Teck Resources
       10.250%, 05/15/16                              1,950,000       2,354,625
                                                                  -------------
                                                                     14,066,112
                                                                  -------------

   TELECOMMUNICATION SERVICES - 3.8%
      AT&T
        4.450%, 05/15/21                              1,000,000       1,005,862
      Telefonica Emisiones SAU
        3.992%, 02/16/16                              4,000,000       4,079,628
      Verizon Maryland
        8.000%, 10/15/29                              2,980,000       3,363,034
      Verizon New England
        7.875%, 11/15/29                              4,925,000       5,754,651
                                                                  -------------
                                                                     14,203,175
                                                                  -------------

   UTILITIES - 4.5%
      Exelon Generation
        6.200%, 10/01/17                              4,000,000       4,496,564
      Great River Energy (A)
        4.478%, 07/01/30                              2,450,000       2,380,028
      MidAmerican Energy Holdings, Ser D
        5.000%, 02/15/14                                400,000         433,361
      Oklahoma Gas & Electric
        6.650%, 07/15/27                              2,500,000       2,785,660
      Sempra Energy
        6.150%, 06/15/18                              4,000,000       4,528,480

--------------------------------------------------------------------------------
      Description                                           Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Virginia Electric & Power, Ser A
        4.750%, 03/01/13                            $ 2,000,000   $   2,130,646
                                                                  -------------

                                                                     16,754,739
                                                                  -------------

      TOTAL CORPORATE OBLIGATIONS
        (Cost $169,251,695)
                                                                    176,173,631
                                                                  -------------
--------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES - 14.9%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
        Ser 2003-7, Cl A2
        4.750%, 09/25/18                              4,084,597       4,215,169
      Chase Manhattan Bank-First
        Union National Bank,
        Ser 1999-1, Cl E (D)
        7.666%, 08/15/31                              3,069,735       3,067,864
      Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                              2,096,470       2,168,283
        Ser 2003-S10, Cl A1
        4.750%, 11/25/18                                524,799         539,122
      Citicorp Mortgage Securities,
        Ser 2003-10, Cl A1
        4.500%, 11/25/18                              5,024,946       5,175,232
      CS First Boston Mortgage Securities,
        Ser 2005-C1, Cl A4 (D)
        5.014%, 02/15/38                              5,000,000       5,357,440
      DBUBS Mortgage Trust,
        Ser 2011-LC1A, Cl A1 (A)
        3.742%, 11/10/46                              3,387,260       3,480,195
      GE Capital Commercial Mortgage,
        Ser 2004-C3, Cl A3 (D)
        4.865%, 07/10/39                              1,341,195       1,356,513
      JPMorgan Chase Commercial Mortgage
        Securities, Ser 2004-PNC1, Cl A4 (D)
        5.547%, 06/12/41                              5,000,000       5,420,443
      Lehman Mortgage Trust,
        Ser 2007-8, Cl 1A1
        6.000%, 09/25/37                              5,117,470       4,584,444
      Morgan Stanley Capital I,
        Ser 2003-T11, Cl A4
        5.150%, 06/13/41                              5,000,000       5,316,402
      Morgan Stanley Dean Witter Capital I,
        Ser 2001-TOP3, Cl A4
        6.390%, 07/15/33                                321,950         322,301
      Residential Funding Mortgage
        Securities I, Ser 2004-S3, Cl A1
        4.750%, 03/25/19                              2,485,823       2,554,081
      Wachovia Bank Commercial Mortgage
        Trust, Ser 2005-C17, Cl A2
        4.782%, 03/15/42                                379,212         379,269

                                            See note to schedule of investments.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wells Fargo Mortgage Backed
        Securities Trust,
        Ser 2007-7, Cl A1
        6.000%, 06/25/37                            $ 5,453,386   $   5,188,673
        Ser 2004-2, Cl A1
        5.000%, 01/25/19                              3,199,137       3,313,208
        Ser 2003-M, Cl A1 (D)
        4.692%, 12/25/33                              1,524,230       1,573,241
        Ser 2003-13, Cl A1
        4.500%, 11/25/18                              1,090,544       1,116,750
                                                                  -------------

     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $53,001,379)                                            55,128,630
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 15.3%
--------------------------------------------------------------------------------
      FHLMC Gold
        6.000%, 06/01/13                                212,918         223,092
        6.000%, 09/01/13                                236,801         256,966
        6.000%, 09/01/17                              1,042,878       1,133,657
        6.000%, 11/01/17                                373,986         406,833
        5.500%, 03/01/17                                302,984         327,695
        5.000%, 10/01/20                                603,186         648,558
        4.500%, 05/01/19                                829,361         882,832
        4.500%, 07/01/19                              2,651,559       2,822,510
        4.500%, 04/01/20                                319,820         340,440
        4.500%, 07/01/23                              2,695,638       2,844,160
      FHLMC, ARM (D)
        5.015%, 06/01/39                              1,609,001       1,714,842
        2.522%, 12/01/34                              2,184,139       2,287,149
      FHLMC, CMO REMIC Ser 1666, Cl J
        6.250%, 01/15/24                              1,997,042       2,212,660
      FNMA
        8.500%, 05/01/25                                 17,561          20,531
        8.000%, 08/01/24                                  1,920           2,235
        8.000%, 09/01/24                                    431             502
        8.000%, 06/01/30                                 12,709          14,858
        7.500%, 12/01/26                                134,498         156,080
        7.000%, 05/01/30                                 38,592          44,463
        6.500%, 04/01/14                                160,682         176,605
        6.500%, 05/01/26                                 61,672          69,767
        6.500%, 03/01/28                                 23,021          26,043
        6.500%, 04/01/28                                 95,253         107,756
        6.500%, 01/01/29                                420,684         475,904
        6.500%, 06/01/29                                134,465         152,115
        6.500%, 06/01/29                                258,925         292,912
        6.500%, 07/01/29                                222,802         252,047
        6.500%, 08/01/29                                 87,683          99,192
        6.500%, 05/01/30                                301,125         340,651
        6.000%, 01/01/12                                  3,586           3,618
        6.000%, 01/01/12                                  1,500           1,513

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
        6.000%, 03/01/13                            $    14,488   $      15,804
        6.000%, 05/01/16                                282,200         308,352
        6.000%, 10/01/16                                390,647         426,849
        6.000%, 11/01/17                                824,149         900,524
        6.000%, 12/01/27                                    363             369
        6.000%, 12/01/27                                 31,003          34,316
        6.000%, 12/01/27                                 12,110          13,404
        6.000%, 12/01/27                                  1,782           1,972
        6.000%, 07/01/28                                321,608         355,581
        6.000%, 08/01/28                                 73,281          81,022
        6.000%, 10/01/28                                117,517         129,931
        6.000%, 10/01/28                                 51,844          57,320
        6.000%, 12/01/28                                225,137         248,919
        6.000%, 12/01/28                                472,968         522,930
        6.000%, 12/01/28                                222,810         246,347
        5.500%, 01/01/17                                197,783         214,731
        5.500%, 02/01/17                                108,497         117,862
        5.500%, 12/01/17                              1,097,939       1,191,411
        5.500%, 03/01/20                              5,547,498       6,033,263
        5.000%, 11/01/17                              1,329,770       1,430,628
        5.000%, 12/01/17                                442,096         475,627
        5.000%, 02/01/18                              1,531,822       1,648,004
        5.000%, 11/01/18                                248,145         266,966
        5.000%, 11/01/33                              5,574,946       5,923,891
        5.000%, 03/01/34                              1,809,283       1,922,529
        4.500%, 04/01/18                              8,647,053       9,215,354
      FNMA, ARM (D)
        2.387%, 01/01/36                              4,350,746       4,570,205
      FNMA, CMO REMIC Ser 2003-25, Cl CD
        3.500%, 03/25/17                                412,986         415,762
      GNMA
        8.000%, 04/15/17                                  7,091           8,086
        8.000%, 05/15/17                                  3,261           3,297
        8.000%, 11/15/26                                153,332         180,080
        8.000%, 12/15/26                                 45,719          53,757
        7.500%, 05/15/23                                 70,953          82,398
        7.500%, 01/15/24                                 22,057          25,664
        7.500%, 01/15/24                                    640             745
        7.500%, 01/15/24                                 14,905          14,980
        7.500%, 01/15/24                                  1,095           1,274
        7.500%, 02/15/27                                 15,777          18,360
        7.500%, 02/15/27                                  4,538           5,281
        7.500%, 07/15/27                                 11,990          13,954
        7.500%, 08/15/27                                  3,632           4,027
        7.500%, 08/15/27                                 12,032          14,002
        7.500%, 08/15/27                                  1,135           1,321
        7.500%, 08/15/27                                    635             739
        7.500%, 08/15/27                                 10,432          12,140
        7.000%, 01/15/24                                 24,238          27,944

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA (continued)
        7.000%, 04/15/24                            $    14,905   $      17,184
        6.500%, 12/15/23                                 12,606          14,318
        6.500%, 12/15/23                                 27,445          31,172
        6.500%, 01/15/24                                  6,455           7,344
        6.500%, 02/15/24                                 60,890          69,275
        6.500%, 04/15/26                                 23,863          27,078
        6.500%, 01/15/29                                158,077         179,172
        6.500%, 05/15/29                                425,727         482,530
        6.500%, 06/15/29                                 46,752          52,991
        6.000%, 08/15/28                                 73,834          82,437
        6.000%, 09/15/28                                 83,850          93,620
        6.000%, 09/15/28                                137,544         153,570
                                                                  -------------

      TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $53,717,306)                                           56,786,799
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 7.4%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
        3.000%, 09/30/16                             15,000,000      15,665,625
        2.000%, 01/31/16                              3,150,000       3,168,704
        1.875%, 06/30/15                              6,750,000       6,825,938
        1.875%, 10/31/17                              2,000,000       1,919,843
                                                                  -------------

      TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $26,789,790)                                           27,580,110
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 8.1%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
        Ser 2011-1, Cl A2
        2.150%, 01/15/16                              2,500,000       2,521,656
      Avis Budget Rental Car Funding
        AESOP, Ser 2011-1A, Cl A
        1.850%, 11/20/13 (A)                          1,400,000       1,399,970
      BMW Vehicle Owner Trust,
        Ser 2010-A, Cl A3
        1.390%, 04/25/13                              2,500,000       2,521,773
      Centerpoint Energy Transition Bond,
        Ser 2005-A, Cl A3
        5.090%, 08/01/15                              5,825,000       6,303,640
      Chase Issuance Trust,
        Ser 2005-A2, Cl A2 (D)
        0.289%, 12/15/14                              5,500,000       5,495,716
      TXU Electric Delivery Transition Bond,
        Ser 2004-1, Cl A3
        5.290%, 05/15/18                              4,000,000       4,466,600
      Volkswagen Auto Loan Enhanced Trust,
        Ser 2011-1, Cl A4
        1.980%, 09/20/17                              3,350,000       3,367,203

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      World Omni Auto Receivables Trust,
        Ser 2011-A, Cl A4
        1.910%, 04/15/16                            $ 3,800,000   $   3,813,753
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $28,746,383)                                          29,890,311
                                                                  -------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 2.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.5%
      California State, Build America Bonds,
        Taxable, GO
        7.600%, 11/01/40                              1,700,000       1,942,352
      Los Angeles, Department of Water &
        Power Revenue, Build America Bonds,
        Taxable, RB
        6.574%, 07/01/45                              2,900,000       3,147,138
      Metropolitan Water District of Southern
        California, Build America Bonds,
        Taxable, RB
        6.947%, 07/01/40                              2,500,000       2,693,225
      University of California Revenue,
        Build America Bonds, Taxable, RB (D)
        1.988%, 05/15/50                              1,750,000       1,768,077
                                                                  -------------
                                                                      9,550,792
                                                                  -------------

   NEW JERSEY - 0.4%
      New Jersey State, Turnpike Authority
        Turnpike Revenue, Build America
        Bonds, Taxable, RB
        7.102%, 01/01/41                              1,250,000       1,408,587
                                                                  -------------
      TOTAL MUNICIPAL BONDS
        (Cost $10,109,137)                                           10,959,379
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        13,034,056      13,034,056
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $13,034,056)                                           13,034,056
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
       (Cost $354,649,746) +                                        369,552,916
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%
                                                                      1,547,236
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 371,100,152
                                                                  =============

                                            See note to schedule of investments.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $354,649,746, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,122,538 AND $(4,219,368), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 WAS $16,255,049 AND REPRESENTED 4.4% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2011, THE VALUE OF THIS SECURITY AMOUNTED TO $1,030,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF APRIL 30, 2011 WAS $611,829 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                          LEVEL 2       LEVEL 3
                                                         TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                          VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                                          04/30/11         PRICE          INPUTS         INPUTS
                                                        -------------   ------------   ------------   ------------
   Corporate Obligations                                $ 176,173,631   $         --   $176,173,631   $         --
   Mortgage-Backed Securities                              55,128,630             --     55,128,630             --
   U.S. Government Agency Mortgage-Backed Obligations      56,786,799             --     56,786,799             --
   U.S. Treasury Obligations                               27,580,110             --     27,580,110             --
   Asset-Backed Securities                                 29,890,311             --     29,890,311             --
   Municipal Bonds                                         10,959,379             --     10,959,379             --
   Registered Investment Company                           13,034,056     13,034,056             --             --
                                                        -------------   ------------   ------------   ------------
Total:                                                  $ 369,552,916   $ 13,034,056   $356,518,860   $         --
                                                        =============   ============   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.2%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                       $ 1,150,000   $   1,243,300
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                               460,000         477,070
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                           410,000         412,352
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                               795,000         924,043
      California State, Department of
         Transportation, Federal Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                             2,975,000       3,263,693
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                10,000          10,721
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                             1,000,000       1,069,030
         Central Valley, RB, National-RE Insured
         5.000%, 12/01/21 (A)                         1,450,000       1,551,644
         Power Supply Revenue, RB,
         Ser A, AGM Insured
         5.250%, 05/01/11                             1,735,000       1,735,000
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                     1,225,000       1,301,255
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                         1,175,000       1,294,180
         5.000%, 05/01/22 (A)                         1,645,000       1,783,064
         Subuser F5
         5.000%, 05/01/22 (A)                           865,000         940,375
         RB, AGM Insured
         5.500%, 12/01/14                                10,000          11,568
         RB, ETM, AGM Insured
         5.500%, 12/01/14                             1,365,000       1,563,074
         Ser M, RB
         5.000%, 05/01/14                             2,000,000       2,222,060
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                               390,000         409,781
         5.250%, 07/01/14                             1,565,000       1,744,819
         Ser A, GO, ETM
         5.250%, 07/01/14                               200,000         227,700

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                           $   450,000   $     465,161
         5.250%, 07/01/13                               255,000         277,450
         5.000%, 07/01/15 (A)                         1,200,000       1,315,032
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,760,000       1,802,029
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                           250,000         267,913
         5.250%, 04/01/24 (A)                           670,000         708,900
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                               850,000         948,056
         Ser R, RB
         5.000%, 11/01/11                             1,285,000       1,314,452
      California State, GO,
         5.000%, 12/01/17 (A)                         1,545,000       1,715,908
         AMBAC Insured
         5.000%, 11/01/17                             1,000,000       1,124,080
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,106,530
         5.625%, 04/01/25 (A)                         1,975,000       2,121,387
      California State, University,
         Systemwide Ser A, RB
         4.000%, 11/01/11                               500,000         508,560
         5.250%, 11/01/22 (A)                           180,000         190,836
         5.000%, 11/01/25 (A)                           655,000         660,666
         5.000%, 11/01/26 (A)                         1,500,000       1,515,150
      Campbell, Union High School District,
         GO, National-RE FGIC Insured
         4.000%, 08/01/11                               250,000         252,250
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           450,000         489,132
         5.250%, 08/01/25 (A)                           750,000         804,338
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                             1,000,000       1,112,340
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                           505,000         539,199
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                             1,030,000       1,179,906
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO, AGM Insured
         5.000%, 08/01/17                               500,000         561,660

                                            See note to schedule of investments.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Cupertino, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/13 (A)                       $   595,000   $     602,211
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                           650,000         766,006
         5.250%, 08/01/20 (A)                           610,000         689,385
         5.250%, 08/01/22 (A)                           650,000         723,489
         5.500%, 08/01/25 (A)                           300,000         327,045
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           720,000         764,647
         5.000%, 08/01/26 (A)                         1,580,000       1,612,785
      East Bay, Municipal Utility District,
         Water System Project, RB,
         National-RE Insured,
         Prerefunded @ 100
         5.250%, 06/01/11 (A) (B)                     1,250,000       1,254,700
         Water System Revenue, RB
         5.250%, 06/01/11 (A) (B)                       200,000         200,752
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                           300,000         302,241
         5.250%, 07/01/13 (A)                         1,000,000       1,006,800
         5.375%, 07/01/16 (A)                         2,120,000       2,133,441
         5.375%, 07/01/17 (A)                         2,410,000       2,424,484
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                         1,000,000       1,127,910
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                               250,000         265,900
      Fontana, Unified School District,
         Ser A, GO,
         AGM Insured
         5.250%, 08/01/19 (A)                           980,000       1,068,494
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                         1,800,000       1,968,426
         6.000%, 08/01/25 (A)                         1,400,000       1,573,922
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                           975,000       1,054,823
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                         1,000,000         994,890

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Livermore-Amador Valley, Water
         Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                       $   410,000   $     414,600
         5.250%, 08/01/14 (A)                           750,000         758,700
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                         1,000,000       1,042,630
      Long Beach, Community College District,
         Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                           465,000         489,003
      Long Beach, Harbor Revenue, Ser B, RB,
         5.000%, 05/15/24 (A)                         1,440,000       1,551,629
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                               100,000         107,847
         5.250%, 08/01/24 (A)                           200,000         219,602
         5.250%, 08/01/25 (A)                         1,615,000       1,755,440
         Ser B, GO,
         5.250%, 08/01/24 (A)                         1,045,000       1,147,420
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Proposition A, 1st Tier Senior, RB
         5.000%, 07/01/11                               155,000         156,155
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                         1,220,000       1,291,590
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                               200,000         218,642
      Los Angeles County, Public Works
         Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/11                               150,000         152,736
         5.000%, 10/01/12                               945,000       1,001,426
         National-RE Insured
         5.000%, 10/01/12                               300,000         317,826
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                           245,000         253,181
      Los Angeles County, Sanitation
         Equipment, Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                           750,000         795,210

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, TRAN, GO
         2.000%, 06/30/11                           $   890,000   $     892,448
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                         2,000,000       2,214,580
         5.250%, 08/01/21 (A)                           350,000         391,643
      Los Angeles,
         Ser A, GO,
         National-RE FGIC Insured
         5.250%, 09/01/11                               300,000         304,779
         National-RE Insured
         5.250%, 09/01/11                               985,000       1,000,593
         5.000%, 09/01/21 (A)                         3,500,000       3,597,020
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                         1,000,000       1,123,680
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                           500,000         527,910
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                         1,000,000       1,117,900
         5.000%, 08/01/23 (A)                         1,360,000       1,421,690
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                         1,500,000       1,677,765
         5.500%, 08/01/24 (A)                         1,000,000       1,093,350
      Los Angeles, Department of Airports,
         Airport Revenue,
         Los Angeles International Airport,
         Ser A, RB,
         5.000%, 05/15/23 (A)                           450,000         487,368
         Los Angeles International Airport,
         Ser C, RB
         5.250%, 05/15/21 (A)                         1,000,000       1,075,940
         Los Angeles International Airport,
         Ser D, RB,
         5.000%, 05/15/24 (A)                           530,000         566,104
         Ser A, RB,
         5.250%, 05/15/22 (A)                           500,000         554,880
      Los Angeles, Department of
         Water & Power,
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                         2,500,000       2,627,200
         Ser A-A-1, RB,
         AGM Insured
         5.250%, 07/01/20 (A)                           150,000         150,812

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         National-RE Insured
         5.250%, 07/01/11                           $ 1,175,000   $   1,184,048
         5.250%, 07/01/13 (A)                         2,075,000       2,085,998
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                               430,000         467,694
         Sub Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                         2,000,000       2,086,720
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                     1,390,000       1,473,678
         National-RE Insured,
         5.500%, 07/01/12                             1,730,000       1,829,146
         Ser D
         5.250%, 07/01/24 (A)                         1,000,000       1,054,170
         Ser I
         5.000%, 07/01/25 (A)                         1,750,000       1,797,058
         Ser KRY
         5.000%, 07/01/11                               785,000         790,746
      Los Angeles, Waste Water System,
         RB, AGM Insured
         5.000%, 06/01/22 (A)                           920,000         947,922
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                             1,220,000       1,283,818
         Sub Ser A, RB,
         National-RE Insured
         5.000%, 06/01/26 (A)                           580,000         586,925
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         National-RE Insured
         5.000%, 07/01/14 (A)                         2,630,000       2,649,830
      Metropolitan, Water District of
         Southern California, Ser A, RB
         5.375%, 07/01/12 (A)                         2,340,000       2,382,471
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                         1,500,000       1,559,340
      North Orange County, Community
         College District, GO,
         National-RE Insured
         5.000%, 08/01/15                             1,000,000       1,133,150
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                         1,035,000       1,110,317

                                            See note to schedule of investments.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                   $ 1,800,000   $   1,979,046
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                               450,000         513,945
         5.000%, 02/01/23 (A)                         2,615,000       2,789,264
         5.000%, 02/01/25 (A)                         1,200,000       1,262,832
      Orange County, Water District, Ser B,
         COP, National-RE Insured
         5.000%, 08/15/24 (A)                           700,000         739,382
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                           500,000         542,395
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                             1,000,000       1,117,950
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                         1,250,000       1,339,288
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                     1,000,000       1,073,770
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         4.500%, 06/01/11                               150,000         150,422
         5.000%, 06/01/22 (A)                         1,500,000       1,595,400
         5.000%, 06/01/24 (A)                         1,010,000       1,055,834
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/14                               960,000       1,051,930
      Riverside, Community College, GO,
         AGM Insured
         5.000%, 08/01/19 (A)                         1,750,000       1,892,695
      Sacramento City, Financing Authority
         Revenue, Capital Improvement,
         Ser A, RB, AMBAC Insured,
         Prerefunded @ 100
         5.500%, 06/01/11 (A) (B)                       480,000         481,896
      Sacramento, Municipal Utility District, RB,
         Electric Power &
         Light Revenues,
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                         1,635,000       1,655,650
         Ser R, National-RE Insured
         5.000%, 08/15/15                             1,500,000       1,664,145
         5.000%, 08/15/16 (A)                         1,000,000       1,072,790
         5.000%, 08/15/22 (A)                         1,065,000       1,098,249

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                       $ 1,595,000   $   1,676,265
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                             1,000,000       1,123,560
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                         1,000,000       1,147,630
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                         1,000,000       1,089,730
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                             1,310,000       1,505,256
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                         3,520,000       3,623,805
         National-RE FGIC Insured
         5.000%, 05/01/12                               775,000         808,821
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                         1,100,000       1,150,226
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                         3,210,000       3,596,388
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                         1,000,000       1,117,920
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                         2,040,000       2,133,004
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                         2,000,000       2,079,580
         International Airport, Second
         Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                             2,000,000       2,214,240
         Earthquake Saftey,
         Ser E, GO
         5.000%, 06/15/26 (A)                         2,815,000       2,957,833
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                           250,000         269,663
         Public Utilities Commission,
         Ser A, RB
         4.000%, 11/01/11                               765,000         778,663

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/11                           $ 1,000,000   $   1,022,770
         5.000%, 11/01/23 (A)                         1,000,000       1,052,700
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                         1,250,000       1,323,850
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                         1,815,000       1,910,778
         5.000%, 06/15/22 (A)                           975,000       1,018,787
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                           820,000         900,516
       San Francisco, Bay Area Rapid Transit,
         Sales Tax Revenue, RB,
         AMBAC Insured
         5.250%, 07/01/14 (A)                           300,000         301,992
       San Francisco, Bay Area Toll
         Authority, RB
         5.250%, 04/01/23 (A)                           850,000         936,530
       San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                         2,085,000       2,201,009
       San Joaquin County, Delta
         Community College District,
         Election 2004, Ser A, GO,
         AGM Insured
         4.500%, 08/01/15                             1,000,000       1,112,790
       San Jose, Financing Authority,
         Convention Center Project, Ser F,
         RB, National-RE Insured
         4.250%, 09/01/11                             2,015,000       2,040,369
       San Jose, Financing Authority,
         Lease Revenue, Ser B, RB,
         AMBAC Insured
         4.000%, 06/01/12                               250,000         256,503
       San Juan, Unified School District, GO,
         Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                         1,560,000       1,609,998
       San Lorenzo, Unified School District,
         Election 2008, Ser A, GO, Assured
         Guaranty Insured
         5.000%, 08/01/22 (A)                           325,000         342,703
       San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                             2,125,000       2,435,675

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
       San Mateo, Joint Powers Financing
         Authority, Lease Revenue, Capital
         Projects, Ser A, RB
         5.250%, 07/15/24 (A)                       $ 1,000,000   $   1,064,530
       San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100
         5.375%, 09/01/11 (A) (B)                     2,195,000       2,232,030
       San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,290,000       1,393,897
       Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                           400,000         425,176
       Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                               510,000         586,036
       Solano County, Community College,
         Election 2002, Ser A, GO, National-RE
         Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,865,000       2,041,727
       Southern California, Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                         2,950,000       3,061,068
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                         1,200,000       1,278,420
       State of California, GO,
         5.000%, 11/01/24 (A)                         2,000,000       2,103,380
       State of California, Revenue
         Anticipation Notes, Ser A-1
         3.000%, 05/25/11                             2,000,000       2,002,920
       Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                               645,000         720,375
       Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                         1,000,000       1,097,010
       University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                       590,000         623,630
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                           705,000         747,751

                                            See note to schedule of investments.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      5.000%, 05/15/22 (A)                          $ 1,500,000   $   1,571,355
      5.000%, 05/15/25 (A)                              600,000         617,370
      Ser F, RB,
      AGM Insured
      5.000%, 05/15/11                                  250,000         250,338
      Ser O, RB
      5.500%, 05/15/22 (A)                            2,000,000       2,273,400
   Ventura, Unified School District,
      GO, AGM Insured
      2.000%, 08/01/11                                  230,000         230,736
                                                                  -------------
   TOTAL MUNICIPAL BONDS
      (Cost $209,425,589)                                           214,087,931
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          540,446         540,446
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $540,446)                                                540,446
                                                                  -------------
   TOTAL INVESTMENTS - 97.4%
      (Cost $209,966,035) +                                         214,628,377
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 2.6%
                                                                      5,718,761
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 220,347,138
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $209,966,035, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,730,681 AND $(1,068,339), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                        LEVEL 2         LEVEL 3
                                       TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                        VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                        04/30/11         PRICE          INPUTS         INPUTS
                                     ---------------   -----------   -------------   ------------
   Municipal Bonds                   $   214,087,931   $        --   $ 214,087,931   $         --
   Registered Investment Company             540,446       540,446              --             --
                                     ---------------   -----------   -------------   ------------
Total:                               $   214,628,377   $   540,446   $ 214,087,931   $         --
                                     ===============   ===========   =============   ============

** See schedule of investments detail for industry breakout.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.4%
--------------------------------------------------------------------------------
   ALASKA - 3.5%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                        $2,000,000   $   2,094,360
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                         1,000,000       1,077,260
         National-RE FGIC Insured
         5.000%, 09/01/17                               500,000         588,040
                                                                  -------------
                                                                      3,759,660
                                                                  -------------
   ARIZONA - 3.0%
      Arizona State, Transportation Board &
         Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                         1,015,000       1,080,437
      Phoenix, GO, Ser A
         6.250%, 07/01/17                             1,000,000       1,227,500
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                           765,000         850,955
                                                                  -------------
                                                                      3,158,892
                                                                  -------------
   CALIFORNIA - 19.4%
      California State, Department of
         Transportation, Federal Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                             1,000,000       1,097,040
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                               625,000         731,206
         Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured
         5.000%, 12/01/12                               500,000         534,515
         Power Supply Revenue, RB, Ser H,
         AGM Insured
         5.000%, 05/01/22 (A)                         1,000,000       1,083,930
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,000,000       1,023,880
      California State, GO,
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,106,530
         5.625%, 04/01/25 (A)                         1,000,000       1,074,120
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                         1,625,000       1,695,038
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                               375,000         392,595

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Elsinore Valley, Municipal Water
      District,
         COP, National-RE FGIC Insured
         5.375%, 07/01/18                            $  750,000   $     851,025
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                           525,000         576,455
         5.250%, 08/01/25 (A)                         1,000,000       1,086,960
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                               675,000         716,728
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                         1,000,000       1,026,890
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,000,000       1,063,600
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                           500,000         513,730
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           850,000         975,485
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                             1,000,000       1,107,120
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         6.000%, 08/01/15                               430,000         515,097
         National-RE Insured
         6.000%, 08/01/15                               775,000         801,234
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,670,000       1,804,502
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                           750,000         806,460
                                                                  -------------
                                                                     20,584,140
                                                                  -------------
   COLORADO - 0.6%
      Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                               600,000         641,928
                                                                  -------------
   CONNECTICUT - 1.5%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                             1,475,000       1,647,973
                                                                  -------------

                                            See note to schedule of investments.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   FLORIDA - 2.4%
      Florida State, Board of Education
         Capital Outlay, Ser A, GO, State
         Guarantee Insured
         5.500%, 06/01/11                            $  150,000   $     150,588
      Florida State, Municipal Power Agency
         Revenue, All Requirements Supply,
         Ser C, RB, LOC Bank of America (C)
         0.270%, 10/01/35 (A)                         1,400,000       1,400,000
      Jacksonville, Local Government,
         Sales Tax Revenue,
         RB, National-RE FGIC Insured
         5.500%, 10/01/13                               835,000         921,230
      Orlando, Utilities Commission
         Utility System Revenue, Ser A, RB,
         National-RE Insured
         3.500%, 10/01/11                               100,000         101,309
                                                                  -------------
                                                                      2,573,127
                                                                  -------------
   GEORGIA - 1.6%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                             1,000,000       1,090,530
      Georgia State, Road & Tollway Authority,
         Federal Highway Grant Anticipation
         Bonds, Ser A, RB
         4.000%, 06/01/11                               375,000         376,024
         Reimbursement Revenue,
         Ser A, RB, AGM Insured
         5.000%, 06/01/14                               250,000         278,352
                                                                  -------------
                                                                      1,744,906
                                                                  -------------
   HAWAII - 7.5%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                               635,000         641,566
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,000,000       1,137,960
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                         1,000,000       1,082,690
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                             1,150,000       1,168,745
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                         1,895,000       1,982,682
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                           440,000         444,814

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                            $   60,000   $      60,778
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                               300,000         312,633
         5.500%, 10/01/22 (A)                           500,000         573,455
         5.500%, 10/01/23 (A)                           500,000         566,825
                                                                  -------------
                                                                      7,972,148
                                                                  -------------
   IDAHO - 4.5%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                             1,000,000       1,132,680
         Ser A, RB
         5.000%, 07/15/22 (A)                           580,000         636,260
         5.250%, 07/15/24 (A)                         1,750,000       1,913,013
      Twin Falls County, School District
         No. 411, GO, National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,117,810
                                                                  -------------
                                                                      4,799,763
                                                                  -------------
   ILLINOIS - 6.9%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                         1,075,000       1,085,600
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,297,130
      Chicago, Board of Education,
         Dedicated Revenues, Ser B, GO,
         AMBAC Insured
         5.000%, 12/01/23 (A)                         1,375,000       1,393,398
      Chicago, O'Hare International
         Airport, Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                         1,705,000       1,817,138
      Chicago, Project & Refunding,
         Ser A, GO
         5.250%, 01/01/21 (A)                         1,020,000       1,046,408
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                           700,000         695,520
                                                                  -------------
                                                                      7,335,194
                                                                  -------------
   MASSACHUSETTS - 5.8%
      Massachusetts State,
         School Building Authority, Sales Tax
         Revenue, Ser A, RB, AGM Insured
         5.000%, 08/15/14                             3,145,000       3,542,339

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - (CONTINUED)
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                            $1,040,000   $   1,203,842
         5.250%, 08/01/16                             1,245,000       1,461,617
                                                                  -------------
                                                                      6,207,798
                                                                  -------------
   NEVADA - 6.5%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                         2,300,000       2,397,244
         School District, Ser A, GO,
         AGM Insured
         5.500%, 06/15/16 (A)                         1,250,000       1,359,438
         School District, Ser A, GO,
         National-RE Insured
         5.000%, 06/15/11                               385,000         386,971
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                         1,305,000       1,378,563
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                           300,000         319,824
      Nevada State,
         Capital Improvements, Ser A,
         GO, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 05/01/12                               500,000         523,405
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                           525,000         545,149
                                                                  -------------
                                                                      6,910,594
                                                                  -------------
   NEW JERSEY - 3.1%
      Cape May County,
         General Improvement, GO
         2.500%, 07/15/12                               100,000         102,348
      Environmental Infrastructure Trust,
         Ser A, RB, Prerefunded @ 101 (B)
         4.750%, 09/01/11                               100,000         102,477
      New Jersey State,
         Ser H, GO
         5.250%, 07/01/11                               100,000         100,765
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                             1,075,000       1,231,176
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                               515,000         549,077
         Transportation Trust Fund
         Authority, Ser C, ETM, RB,
         National-RE Insured
         5.250%, 06/15/15                             1,000,000       1,162,080
                                                                  -------------
                                                                      3,247,923
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW YORK - 6.4%
      New York City, Transitional
         Finance Authority, Subordinated
         Future Tax Secured, Ser B, RB
         5.000%, 11/01/13                            $  780,000   $     856,994
      New York State,
         Power Authority, Ser A,
         RB, FGIC Insured
         3.400%, 11/15/11                               100,000         101,631
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,000,000       1,064,720
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,126,280
      New York State, Environmental
         Facilities Corp.,
         State Clean Water and Drinking,
         Ser A, RB
         4.000%, 06/15/11                               150,000         150,636
         State Clean Water and Drinking,
         Ser L, RB
         5.000%, 11/15/11                               730,000         748,257
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund,
         Ser B, RB, AGM Insured
         5.000%, 04/01/12                               200,000         208,296
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                               175,000         182,107
         Second Highway and Bridge Trust
         Fund, Ser A, RB, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 04/01/18                             1,075,000       1,197,948
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                         1,000,000       1,113,040
                                                                  -------------
                                                                      6,749,909
                                                                  -------------
   NORTH CAROLINA - 0.3%
      North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                           250,000         279,165
                                                                  -------------
   OHIO - 0.6%
      Ohio State University,
         General Receipts, Ser A, RB
         5.250%, 12/01/11                               400,000         411,248
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                               200,000         210,372
                                                                  -------------
                                                                        621,620
                                                                  -------------

                                            See note to schedule of investments.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - 8.0%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                            $1,060,000   $   1,113,329
      Deschutes County, Administrative
         School District No. 1, GO, AGM
         School Board Guarantee Insured
         5.000%, 12/15/11                               100,000         102,893
      McMinnville, School District, No. 40,
         GO, AGM Insured
         5.000%, 06/15/11                             1,000,000       1,005,270
      Multnomah County, School District
         No. 7, Reynolds GO, AGM School
         Board Guarantee Insured
         5.000%, 06/15/11                               100,000         100,526
      Oregon State, Department of
         Administrative Services, RB, AGM Insured
         5.000%, 09/01/11                               150,000         152,307
      Oregon State, Department of
         Transportation, Highway User Tax
         Revenue, Ser A,
         RB, Prerefunded @ 100 (B)
         5.000%, 11/15/14                               140,000         159,902
      Oregon State, Tax Anticipation Notes,
         Ser A, GO
         2.000%, 06/30/11                               120,000         120,336
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,120,360
         First Lien, Ser A, RB, National-RE Insured
         5.000%, 06/01/14                               490,000         548,251
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,265,641
      Washington County, School District
         Authority No. 15, GO, AGM School
         Board Guarantee Insured
         5.000%, 06/15/14                             1,000,000       1,115,140
      Washington, Multnomah & Yamill
         Counties, School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                               575,000         577,030
      Yamill County, School District
         Authority No. 29J, GO, National-
         RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,138,940
                                                                  -------------
                                                                      8,519,925
                                                                  -------------
   PENNSYLVANIA - 0.5%
      Pennsylvania State, Refunding & Projects,
         First Ser, GO, National-RE Insured
         5.250%, 02/01/14                               500,000         557,750
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - 8.6%
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23 (A)                        $1,065,000  $   1,121,232
      Houston, Texas Utility System Revenue,
         Combined First Lien, Ser A,
         RB, National-RE Insured
         5.250%, 05/15/14                               430,000         479,768
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                             1,000,000       1,168,020
      Lamar Consolidated Independent
         School District, Schoolhouse, GO,
         PSF Insured
         5.000%, 02/15/17                               800,000         933,232
      Lower Colorado River Authority, RB
         5.000%, 05/15/23 (A)                           100,000         107,093
         5.000%, 05/15/22 (A)                           805,000         870,728
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                           935,000       1,024,891
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         585,350
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                           500,000         523,060
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,157,930
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                         1,000,000       1,119,510
                                                                  -------------
                                                                      9,090,814
                                                                  -------------
   UTAH - 1.5%
      Utah State, Board of Regents
         Auxilliary & Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,634,685
                                                                  -------------
   VIRGINIA - 0.1%
      Virginia State, Ser B, GO
         3.000%, 06/01/11                               100,000         100,206
                                                                  -------------
   WASHINGTON - 6.1%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser A, RB,
         AGM Insured
         5.500%, 07/01/14 (A)                           400,000         420,480
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                         1,805,000       1,912,109
         RB, AMBAC Insured

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  63

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
         6.000%, 07/01/18 (A)                        $  510,000   $     538,677
         RB, AMBAC Insured,
         Prerefunded @ 100, (B)
         6.000%, 07/01/12                               490,000         522,031
      King County, School District No. 210,
         GO, School Board Guarantee Insured,
         Prerefunded @ 100 (B)
         5.000%, 06/01/12                               155,000         162,744
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,556,651
      Washington State,
         Ser A, GO,
         5.000%, 07/01/19 (A)                         1,000,000       1,132,690
         Variable Purpose, Ser 2003A, GO,
         National-RE FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 07/01/12                               200,000         210,764
                                                                  -------------
                                                                      6,456,146
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $101,030,818)                                        104,594,266
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Fidelity Institutional Tax-Exempt
         Portfolio                                      207,408         207,408
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $207,408)                                                207,408
                                                                  -------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $101,238,226) +                                         104,801,674
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                             1,455,419
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 106,257,093
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $101,238,226, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,825,308 AND $(261,860), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                             LEVEL 2        LEVEL 3
                                                               TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                                VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                04/30/11        PRICE        INPUTS         INPUTS
                                                              ------------   ----------   ------------   ------------
  Municipal Bonds                                             $104,594,266   $       --   $104,594,266   $         --
  Registered Investment Company                                    207,408      207,408             --             --
                                                              ------------   ----------   ------------   ------------
Total:                                                        $104,801,674   $  207,408   $104,594,266   $         --
                                                              ============   ==========   ============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 52.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.4%
      Comcast
         5.300%, 01/15/14                           $ 1,150,000   $   1,260,100
      DIRECTV Holdings/DIRECTV Financing
         6.375%, 06/15/15                             1,500,000       1,543,125
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,000,000       1,135,000
      JC Penney
         9.000%, 08/01/12                               500,000         543,750
      Macy's Retail Holdings
         5.350%, 03/15/12                               500,000         515,000
      Staples
         9.750%, 01/15/14                             1,000,000       1,202,521
      Time Warner Cable
         5.400%, 07/02/12                             1,000,000       1,052,292
                                                                  -------------
                                                                      7,251,788
                                                                  -------------
   CONSUMER STAPLES - 1.5%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             1,000,000       1,029,429
      Coca-Cola
         3.625%, 03/15/14                               250,000         266,461
      General Mills
         6.000%, 02/15/12                               500,000         521,353
      Kraft Foods
         6.250%, 06/01/12                               183,000         193,657
                                                                  -------------
                                                                      2,010,900
                                                                  -------------
   ENERGY - 9.2%
      ConocoPhillips
         4.750%, 10/15/12                             1,000,000       1,058,548
      Energy Transfer Partners
         6.000%, 07/01/13                             1,000,000       1,088,280
         8.500%, 04/15/14                               650,000         762,711
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                             1,300,000       1,402,896
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                             1,132,000       1,230,515
      Northern Natural Gas (A)
         7.000%, 06/01/11                               500,000         502,287
      Petrobras International Finance
         3.875%, 01/27/16                             1,000,000       1,013,778
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                               805,000         865,442
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             3,000,000       2,913,399
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                               500,000         509,134
      Transocean
         5.250%, 03/15/13                             1,000,000       1,064,971
                                                                  -------------
                                                                     12,411,961
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 12.1%
      American International Group
         3.650%, 01/15/14                           $ 1,500,000   $   1,537,377
      Bank of America
         5.375%, 06/15/14                             1,500,000       1,626,961
      BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                               283,000         290,429
      BB&T
         2.050%, 04/28/14                             1,250,000       1,254,744
      BNP Paribas, MTN
         3.600%, 02/23/16                             1,000,000       1,016,831
      BP Capital Markets
         3.125%, 03/10/12                             1,000,000       1,020,710
      Citigroup
         4.750%, 05/19/15                             1,500,000       1,597,801
      Ford Motor Credit (D)
         3.053%, 01/13/12                             1,000,000       1,008,680
      Goldman Sachs Group
         5.700%, 09/01/12                             1,000,000       1,058,764
      HSBC Bank PLC (A)
         2.000%, 01/19/14                             1,500,000       1,505,232
      John Deere Capital, MTN
         5.400%, 10/17/11                               510,000         521,884
      JPMorgan Chase
         5.125%, 09/15/14                               500,000         541,027
         4.750%, 05/01/13                             1,000,000       1,065,935
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                               500,000         128,750
      NB Capital Trust IV
         8.250%, 04/15/27                               140,000         144,025
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                             1,420,000       1,498,445
      Wells Fargo
         3.000%, 12/09/11                               500,000         508,479
                                                                  -------------
                                                                     16,326,074
                                                                  -------------
   FOREIGN GOVERNMENT - 0.6%
      Mexico Government
         International Bond
         5.875%, 02/17/14                               750,000         828,375
                                                                  -------------
   HEALTH CARE - 3.3%
      Boston Scientific
         5.450%, 06/15/14                             1,000,000       1,083,537
      Eli Lilly
         3.550%, 03/06/12                               500,000         513,164
      Pfizer
         4.450%, 03/15/12                               500,000         517,255
      Sanofi-Aventis SA
         1.625%, 03/28/14                               750,000         755,736

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Wellpoint
         6.800%, 08/01/12                           $   500,000   $     535,160
         6.000%, 02/15/14                               475,000         528,742
      Wyeth
         5.500%, 03/15/13                               500,000         542,302
                                                                  -------------
                                                                      4,475,896
                                                                  -------------
   INDUSTRIAL - 6.0%
      Burlington Northern Santa Fe
         6.750%, 07/15/11                               500,000         506,558
         5.900%, 07/01/12                             1,560,000       1,650,146
      CSX
         5.300%, 02/15/14                             1,000,000       1,082,057
      General Electric
         5.000%, 02/01/13                             1,000,000       1,067,580
      L-3 Communications, Ser B
         6.375%, 10/15/15                             1,300,000       1,342,250
      Northwest Airlines,
         Ser 02-1G
         6.264%, 11/20/21                             1,423,841       1,466,556
      Union Pacific
         5.450%, 01/31/13                               935,000       1,005,906
                                                                  -------------
                                                                      8,121,053
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.4%
      International Business Machines
         7.500%, 06/15/13                               500,000         567,556
                                                                  -------------
   MATERIALS - 4.0%
      Dow Chemical
         4.850%, 08/15/12                             1,000,000       1,046,519
      Praxair
         3.950%, 06/01/13                             1,040,000       1,104,318
      Rio Tinto Alcan
         5.200%, 01/15/14                             1,250,000       1,358,689
      Teck Resources
         7.000%, 09/15/12                             1,743,000       1,861,505
                                                                  -------------
                                                                      5,371,031
                                                                  -------------
   TELECOMMUNICATION SERVICES - 5.5%
      AT&T
         5.875%, 08/15/12                             1,250,000       1,331,091
      Cellco Partnership/Verizon Wireless Capital
         5.550%, 02/01/14                             2,000,000       2,205,070
      Telefonica Emisiones SAU
         3.992%, 02/16/16                             1,500,000       1,529,861
      Thomson Reuters
         5.950%, 07/15/13                             1,000,000       1,101,460
      Verizon Communications, Inc.
         1.950%, 03/28/14                             1,200,000       1,210,315
                                                                  -------------
                                                                      7,377,797
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 4.3%
      Consolidated Natural Gas
         5.000%, 03/01/14                           $ 1,000,000   $   1,090,477
      Exelon Generation
         5.350%, 01/15/14                             1,482,000       1,605,376
      Firstenergy, Ser B
         6.450%, 11/15/11                               500,000         513,506
      FPL Group Capital (D)
         1.182%, 06/17/11                             1,000,000       1,001,012
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                               500,000         533,101
         Ser D
         5.000%, 02/15/14                               500,000         541,702
      Southern California Edison
         5.750%, 03/15/14                               500,000         560,015
                                                                  -------------
                                                                      5,845,189
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $69,867,527)                                          70,587,620
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 14.7%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                48,972          52,803
         6.000%, 09/01/13                                11,934          12,950
         6.000%, 04/01/14                                24,928          26,830
         6.000%, 05/01/14                               105,210         113,272
         6.000%, 05/01/14                                23,423          25,418
         6.000%, 05/01/14                                18,681          20,272
         6.000%, 05/01/14                                14,114          15,317
         6.000%, 07/01/14                                96,365         102,643
         6.000%, 10/01/16                                95,730         104,063
         6.000%, 04/01/17                               302,696         329,613
         6.000%, 04/01/29                                87,777          96,939
         6.000%, 04/01/38                               491,933         540,363
         5.500%, 07/01/15                               262,784         284,604
         5.500%, 03/01/17                                95,695         103,500
         5.500%, 12/01/17                                10,237          11,106
         5.500%, 02/01/18                               114,837         124,755
         5.500%, 11/01/18                                10,908          11,853
         5.500%, 10/01/32                               640,261         693,066
         5.500%, 12/01/34                               408,701         441,641
         5.000%, 10/01/18                               329,645         353,774
         5.000%, 07/01/20                               141,641         152,295
         5.000%, 06/01/25                               802,392         856,731
      FHLMC, ARM
         5.015%, 06/01/39                               643,600         685,937
         2.770%, 03/01/35                               221,162         232,736
         2.651%, 11/01/35                             1,486,758       1,565,955
         2.613%, 10/01/36                             1,586,542       1,660,921

                                            See note to schedule of investments.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         2.522%, 12/01/34                           $ 1,542,472   $   1,615,219
         2.489%, 01/01/34                               304,376         318,774
      FNMA
         8.000%, 06/01/30                                 4,246           4,958
         8.000%, 11/01/30                                 2,839           3,319
         6.500%, 06/01/16                                42,920          47,174
         6.500%, 07/01/16                                30,145          33,132
         6.500%, 11/01/16                                27,548          30,277
         6.500%, 01/01/17                                31,229          34,323
         6.500%, 02/01/17                                11,829          13,002
         6.500%, 04/01/17                                44,844          49,470
         6.500%, 07/01/17                                39,321          43,377
         6.000%, 04/01/16                               147,619         161,299
         6.000%, 04/01/16                               336,587         367,148
         6.000%, 05/01/16                               150,285         163,930
         6.000%, 05/01/16                               353,744         386,526
         6.000%, 06/01/16                                18,085          19,760
         6.000%, 08/01/16                                31,961          34,923
         6.000%, 10/01/16                                78,129          85,370
         6.000%, 05/01/18                               224,273         245,057
         5.500%, 07/01/14                                96,236         104,422
         5.500%, 09/01/14                               143,784         156,015
         5.500%, 08/01/15                               330,552         358,670
         5.500%, 12/01/16                                39,623          43,019
         5.500%, 01/01/17                               283,327         307,605
         5.500%, 09/01/17                               392,111         425,308
         5.500%, 09/01/17                                46,563          50,582
         5.500%, 10/01/17                                65,325          70,855
         5.500%, 11/01/17                               110,907         120,233
         5.500%, 12/01/17                                66,840          72,531
         5.500%, 02/01/18                                 7,760           8,439
         5.500%, 04/01/18                                17,344          18,863
         5.500%, 10/01/18                                20,640          22,421
         5.500%, 12/01/18                               759,902         825,017
         5.500%, 09/01/34                               821,559         888,930
         5.500%, 01/01/35                               523,671         566,614
         5.000%, 07/01/14                                25,414          27,151
         5.000%, 05/01/18                                19,466          20,942
         5.000%, 06/01/18                                73,128          78,675
      FNMA, ARM
         2.880%, 08/01/27                                27,904          28,234
         2.787%, 09/01/33                               166,605         174,787
         2.540%, 06/01/34                             1,313,442       1,377,803
         2.387%, 01/01/36                             1,093,050       1,148,186
         2.044%, 01/01/35                               466,058         484,270
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                               116,872         122,654

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA, CMO REMIC,
         Ser 52, CI A
         4.287%, 01/16/30                           $    22,904   $      22,899
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $19,147,968)                                          19,801,520
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 9.3%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                                43,512          43,684
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                45,907          46,009
         Ser 2005-2, Cl A4 (D)
         4.783%, 07/10/43                             1,894,395       1,945,674
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                40,130          40,121
         Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                               429,436         436,100
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                               640,000         643,632
      Chase Manhattan Bank-First
         Union National Bank,
         Ser 1999-1, Cl E (D)
         7.666%, 08/15/31                               460,460         460,180
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               524,799         539,122
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               298,566         308,793
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               576,633         593,879
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                             1,344,942       1,381,842
      Greenwich Capital Commercial Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                                48,938          48,903
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                59,853          61,105
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.636%, 02/25/35                               201,135         198,291
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               310,000         329,617

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                           $    32,005   $      31,999
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               212,487         212,719
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                               634,049         652,077
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                               936,531         962,247
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                               582,303         583,029
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               379,212         379,269
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                               240,603         251,122
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                               152,255         144,704
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                             1,090,544       1,116,750
         Ser 2003-M, Cl A1 (D)
         4.694%, 12/25/33                               499,282         515,336
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                               581,661         602,401
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $12,406,880)                                          12,528,605
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 15.3%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             2,000,000       2,017,324
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A
         1.850%, 11/20/13                             1,500,000       1,499,968
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             1,000,000       1,008,709
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                               238,912         245,393
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             2,200,000       2,380,774
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                             1,459,610       1,569,545

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.289%, 12/15/14                           $ 1,500,000   $   1,498,832
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                               430,000         431,107
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                               851,541         898,561
      Massachusetts RRB Special
         Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                             1,105,169       1,176,049
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                               155,132         157,320
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,050,854
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               389,566         398,300
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                85,165          86,733
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                               872,986         924,319
      SLM Student Loan Trust,
         Ser 2011-A, Cl A1 (A) (D) ^
         0.750%, 10/15/24                             2,400,000       2,404,500
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A3
         1.220%, 06/22/15                             1,500,000       1,504,156
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                             1,425,000       1,430,158
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $20,654,356)                                          20,682,602
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 2.2%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         1.375%, 09/15/12                             2,000,000       2,027,890
         1.000%, 10/31/11                             1,000,000       1,004,297
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $3,000,069)                                            3,032,187
                                                                  -------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 2.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.3%
      California State, GO (D)
         5.650%, 04/01/39                             1,500,000       1,587,765

                                            See note to schedule of investments.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                           $ 1,500,000   $   1,515,495
                                                                  -------------
                                                                      3,103,260
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $3,080,028)                                            3,103,260
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,752,101       5,752,101
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,752,101)                                            5,752,101
                                                                  -------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $133,908,929) +                                         135,487,895
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.4)%                            (493,269)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 134,994,626
                                                                  =============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $133,908,929, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,054,917 AND $(475,951), RESPECTIVELY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2011 IS $2,404,500.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 WAS $9,292,748 AND REPRESENTED 6.9% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF APRIL 30, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $128,750, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                                           LEVEL 2         LEVEL 3
                                                           TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                            04/30/11         PRICE         INPUTS          INPUTS
                                                          -------------   -----------   -------------   ------------
   Corporate Obligations                                  $  70,587,620   $        --   $  70,587,620   $         --
   U.S. Government Agency Mortgage-Backed Obligations        19,801,520            --      19,801,520             --
   Mortgage-Backed Securities                                12,528,605            --      12,528,605             --
   Asset-Backed Securities                                   20,682,602            --      18,278,102      2,404,500
   U.S. Treasury Obligations                                  3,032,187            --       3,032,187             --
   Municipal Bonds                                            3,103,260            --       3,103,260             --
   Registered Investment Company                              5,752,101     5,752,101              --             --
                                                          -------------   -----------   -------------   ------------
Total:                                                    $ 135,487,895   $ 5,752,101   $ 127,331,294   $  2,404,500
                                                          =============   ===========   =============   ============

The table below sets forth a summary of changes in the Fund's Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended April 30, 2011.

                                                                                 NET            NET          NET
ASSETS AT FAIR VALUE USING      BALANCE AS OF  TRANSFERS IN  TRANSFERS OUT     REALIZED      UNREALIZED   PURCHASES/   BALANCE AS OF
UNOBSERVABLE INPUTS (LEVEL 3)   JULY 31, 2010   TO LEVEL 3    OF LEVEL 3    GAIN/(LOSSES)  GAIN/(LOSSES)   (SALES)    APRIL 30, 2011
------------------------------  -------------  ------------  -------------  -------------  -------------  ----------  --------------
   Asset-Backed Securities      $          --  $  2,402,250  $          --  $          --  $       2,250  $       --  $    2,404,500
                                -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total Asset-Backed Securities:  $          --  $  2,402,250  $          --  $          --  $       2,250  $       --  $    2,404,500
                                -------------  ------------  -------------  -------------  -------------  ----------  --------------
Total:                          $          --  $  2,402,250  $          --  $          --  $       2,250  $       --  $    2,404,500
                                =============  ============  =============  =============  =============  ==========  ==============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.8%
--------------------------------------------------------------------------------
   GUAM - 1.8%
      Guam Power Authority, Ser A, RB,
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                       $ 2,815,000   $   2,586,675
                                                                  -------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                           910,000       1,192,591
                                                                  -------------
   PUERTO RICO - 23.6%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                           755,000         755,083
         5.125%, 07/01/30 (A)                         1,215,000       1,183,811
         GO, National-RE Insured
         5.650%, 07/01/15                             2,240,000       2,417,565
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                             1,020,000       1,054,762
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                             1,130,000       1,207,021
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                           780,000         781,186
         Highway Revenue, Ser AA,
         RB, AGM Insured (A)
         4.950%, 07/01/26                             1,500,000       1,484,145
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                             1,120,000       1,202,197
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                             1,120,000       1,142,826
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                             1,385,000       1,509,179
         FGIC Insured
         5.500%, 07/01/21                               945,000         976,128
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                           300,000         302,193
         5.000%, 07/01/37 (A)                         1,700,000       1,466,879
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                         1,000,000       1,060,780
         Ser WW, RB
         5.500%, 07/01/38 (A)                         2,500,000       2,300,850

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
         Ser XX, RB (A)
         4.625%, 07/01/25                           $ 2,100,000   $   1,949,850
      Puerto Rico Municipal
         Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                           880,000         844,219
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                             1,000,000         998,130
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                             1,250,000       1,328,937
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                               500,000         512,475
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                         2,500,000       2,383,125
         5.750%, 08/01/37 (A)                         1,400,000       1,390,480
         6.375%, 08/01/39 (A)                         3,000,000       3,107,430
         6.000%, 08/01/42 (A)                         1,000,000       1,000,530
         6.500%, 08/01/44 (A)                         2,000,000       2,078,520
                                                                  -------------
                                                                     34,438,301
                                                                  -------------
   VIRGIN ISLANDS - 6.6%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                         2,000,000       2,034,000
         5.000%, 10/01/23 (A)                         1,000,000       1,003,710
         5.000%, 10/01/24 (A)                         2,500,000       2,483,000
         5.000%, 10/01/27 (A)                         2,000,000       1,896,680
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                         2,500,000       2,113,075
      Virgin Islands Water & Power Authority,
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB, National-RE-IBC
         Bank MBIA Insured
         5.250%, 07/01/12 (A)                           170,000         170,464
                                                                  -------------
                                                                      9,700,929
                                                                  -------------
   WISCONSIN - 65.0%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                           360,000         361,904

                                            See note to schedule of investments.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         4.850%, 09/01/19 (A)                       $   435,000   $     436,875
      Ashwaubenon, Community Development
         Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                           500,000         519,070
         5.050%, 06/01/19 (A)                         1,030,000       1,063,681
         5.200%, 06/01/22 (A)                           500,000         515,840
         5.000%, 06/01/23 (A)                           925,000         950,456
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                           345,000         362,226
         4.750%, 03/01/22 (A)                           300,000         313,488
         5.000%, 03/01/25 (A)                           650,000         676,234
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                           200,000         209,428
         4.100%, 04/01/17 (A)                           750,000         772,372
      Cudahy, Community Development
         Authority, Redevelopment Lease
         Revenue, RB
         3.250%, 06/01/11 (A)                           250,000         250,417
         3.300%, 06/01/11                               175,000         175,220
         4.000%, 06/01/12                               100,000         102,385
         3.650%, 06/01/13                               200,000         205,520
         4.250%, 06/01/17 (A)                           500,000         522,495
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                           250,000         258,845
         4.250%, 06/01/26 (A)                           330,000         341,395
         4.600%, 06/01/30 (A)                           600,000         617,934
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                               350,000         336,045
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility, Ser
         A, RB
         5.000%, 10/01/24 (A)                         1,500,000       1,537,680
         4.750%, 10/01/27 (A)                         1,000,000       1,006,280
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                         1,000,000       1,020,380
         4.750%, 09/01/17 (A)                         1,250,000       1,256,212
         4.500%, 09/01/18 (A)                         2,000,000       2,028,700
         4.875%, 09/01/19 (A)                         1,000,000       1,003,900
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                         1,000,000       1,022,510
         6.150%, 12/01/32 (A)                         1,000,000       1,021,160

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser A
         5.500%, 02/15/21 (A)                       $   400,000   $     402,912
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                         1,000,000       1,009,990
         4.300%, 06/01/29 (A)                         1,000,000         998,720
      Madison, Community Development
         Authority Revenue,
         Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/27 (A)                           925,000       1,003,533
         5.000%, 10/01/28 (A)                           250,000         269,173
         5.000%, 10/01/34 (A)                         4,500,000       4,652,685
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                         1,630,000       1,721,753
         4.550%, 10/01/18 (A)                           500,000         529,550
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                           500,000         502,165
         4.800%, 08/01/16 (A)                           500,000         501,970
         4.850%, 08/01/17 (A)                           500,000         501,470
         4.950%, 08/01/20 (A)                         1,250,000       1,252,538
         4.500%, 08/01/23 (A)                           110,000         113,045
         4.700%, 08/01/25 (A)                           110,000         112,943
         5.000%, 08/01/30 (A)                         2,000,000       2,045,960
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University
         Project, RB, XLCA Insured
         4.150%, 11/01/16 (A)                         1,275,000       1,294,176
         4.250%, 11/01/17 (A)                         1,000,000       1,010,520
         4.350%, 11/01/18 (A)                           500,000         504,240
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                           500,000         504,855
         4.600%, 08/01/22 (A)                           500,000         507,475
         RB, AMBAC Insured
         3.250%, 08/01/11                               500,000         503,105
         3.650%, 08/01/13                             2,000,000       2,093,060
         3.800%, 08/01/14 (A)                         1,000,000       1,041,930
         4.000%, 08/01/16 (A)                         1,000,000       1,032,690
         4.100%, 08/01/17 (A)                         1,000,000       1,024,730
         4.125%, 08/01/18 (A)                         2,010,000       2,050,702

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                       $   395,000   $     395,162
         5.300%, 06/01/29 (A)                         1,800,000       1,761,030
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                           190,000         193,069
         5.200%, 06/01/29 (A)                           355,000         349,057
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic, Inc., RB
         5.875%, 02/15/39 (A)                         1,350,000       1,295,514
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                         1,000,000       1,022,250
         5.125%, 12/01/23 (A)                         1,000,000       1,066,260
         4.625%, 12/01/28 (A)                           600,000         607,056
         4.700%, 12/01/28 (A)                         1,250,000       1,260,600
         4.750%, 12/01/32 (A)                           400,000         396,784
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                           100,000         102,560
         3.900%, 10/01/14 (A)                           100,000         103,061
         4.000%, 10/01/15                               100,000         102,633
         4.150%, 10/01/16 (A)                           200,000         204,972
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            90,000          90,040
         5.750%, 09/20/38 (A)                         1,260,000       1,260,315
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                         1,000,000       1,000,130
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation, COP,
         ETM, National-RE Insured
         0.000%, 12/15/15                               970,000         893,845
         0.000%, 12/15/17                             1,000,000         854,030
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                               525,000         540,078
         5.500%, 12/15/18                               250,000         297,877
         5.500%, 12/15/19                             2,000,000       2,378,680
         5.500%, 12/15/26                             4,510,000       4,795,122
         5.100%, 12/15/29 (A)                           285,000         294,513

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                       $   150,000   $     151,395
         4.500%, 08/01/21 (A)                           150,000         151,424
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                           975,000         981,718
         4.350%, 08/01/22 (A)                           975,000         979,066
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                         1,000,000       1,021,390
      Waukesha, Redevelopment Authority,
         Weldall Manufacturing Inc. Project, RB,
         LOC Harris N.A.
         4.200%, 12/01/24 (A)                           150,000         150,674
         4.500%, 12/01/30 (A)                         1,200,000       1,200,720
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                           250,000         254,898
         4.550%, 10/01/24 (A)                           250,000         253,983
         4.600%, 10/01/25 (A)                           150,000         151,845
         4.650%, 10/01/28 (A)                           250,000         250,385
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                           500,000         517,355
         4.250%, 10/01/17 (A)                           200,000         205,228
         4.350%, 10/01/18 (A)                           500,000         505,910
         4.400%, 10/01/18 (A)                           500,000         511,420
         5.250%, 10/01/20 (A)                           445,000         463,120
         4.500%, 10/01/21 (A)                           100,000         103,427
         4.700%, 10/01/21 (A)                         1,230,000       1,255,166
         4.625%, 10/01/25 (A)                           825,000         819,398
         Guaranty Agreement: Associated Trust Co.
         4.450%, 10/01/19 (A)                           500,000         504,185
         Ser B, RB
         4.750%, 10/01/22 (A)                           130,000         132,244
         4.750%, 10/01/23 (A)                           140,000         141,662
      Winnebago County, Housing Authority,
      Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                            25,000          25,084
         7.125%, 03/01/22 (A)                           380,000         381,284
      Wisconsin Center District,
         Capital Appreciation, Senior Dedicated
         Tax Revenue, Ser A, RB,
         National-RE Insured
         0.000%, 12/15/26                             2,500,000       1,100,950
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, AGM Insured
         5.250%, 12/15/23                             2,585,000       2,846,964

                                            See note to schedule of investments.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                       $ 1,500,000   $   1,534,065
         5.000%, 09/01/24 (A)                           110,000         110,088
         4.600%, 03/01/25 (A)                         1,200,000       1,165,248
         Ser A
         4.300%, 03/01/22 (A)                           225,000         221,733
         4.450%, 03/01/25 (A)                           300,000         284,010
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         GO of Authorization
         5.375%, 11/01/30 (A)                         2,145,000       2,167,072
         Ser A, RB (C)
         4.250%, 12/01/35 (A)                         1,500,000       1,521,855
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                         1,000,000         941,970
         4.400%, 05/01/37 (A)                           500,000         439,880
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                           275,000         278,088
         4.900%, 11/01/35 (A)                         1,650,000       1,586,294
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               995,000       1,147,673
         RB, National-RE FHA Mortgages
         Insured, Prerefunded
         12/01/17 @ 100 (B)
         6.100%, 12/01/17                               925,000       1,066,932
                                                                  -------------
                                                                     94,864,983
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $142,725,757)                                        142,783,479
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      TFIT Tax-Free Cash Reserve Portfolio            2,579,403   $   2,579,403
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,579,403)                                            2,579,403
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $145,305,160) +                                         145,362,882
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                               536,673
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 145,899,555
                                                                  =============

--------------------------------------------------------------------------------
+ AT APRIL 30, 2011, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $145,305,160, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,457,541 AND $(2,399,819), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
RB    - REVENUE BOND
SER   - SERIES
XLCA  - XL CAPITAL ASSURANCE

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                     04/30/11         PRICE          INPUTS         INPUTS
                                   ------------   ------------   -------------   ------------
   Municipal Bonds                 $142,783,479   $         --   $ 142,783,479   $         --
   Registered Investment Company      2,579,403      2,579,403              --             --
                                   ------------   ------------   -------------   ------------
Total:                             $145,362,882   $  2,579,403   $ 142,783,479   $         --
                                   ============   ============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.7%
--------------------------------------------------------------------------------
   CALIFORNIA - 82.0%
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, (A) (B) (C)
         Colma Bart Apartments, RB, Ser A,
         AMT, LOC Bank of America N.A.
         0.280%, 11/15/35                          $ 10,730,000   $  10,730,000
         Episcopal Homes Foundation, COP,
         LOC Wells Fargo Bank N.A.
         0.260%, 02/01/25                             4,740,000       4,740,000
      Alameda County, Industrial Development
         Authority Revenue,
         Ettore Products Company Project,
         Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.350%, 12/01/30                             4,000,000       4,000,000
      California Pollution Control ,TECP
         BP PLC Guarantee
         0.280%, 05/19/11                            15,000,000      15,000,000
      California Pollution Control Financing
         Authority, Pacific Gas & Electric,
         Ser C, RB, LOC
         JPMorgan Chase Bank (A) (B) (C)
         0.260%, 11/01/26                             2,000,000       2,000,000
      California State,
         Economic Recovery,
         Ser C-11, GO,
         LOC BNP Paribas (A) (B) (C)
         0.230%, 07/01/23                            10,000,000      10,000,000
         Kindergarten,
         Ser B5, GO,
         LOC Citibank (A) (B) (C)
         0.240%, 05/01/34                             8,600,000       8,600,000
         RAN, Ser A-2,
         3.000%, 06/28/11                            20,000,000      20,039,290
         Ser B, Sub-Ser B-6, GO,
         LOC KBC Bank NV (A) (B) (C)
         0.300%, 05/01/40                             7,400,000       7,400,000
      California State, Educational
         Facilities Authority, (A) (B) (C)
         California Institute of Technology, RB,
         Institute Guaranteed
         0.220%, 01/01/24                            19,000,000      19,000,000
         Chapman University,
         Ser A, RB, LOC Bank of America N.A.
         0.270%, 10/01/36                             1,000,000       1,000,000
         Ser C, RB, LOC Bank of America N.A.
         0.270%, 10/01/26                             1,000,000       1,000,000
         Charles R Drew University, RB,
         LOC Sovereign Bank FSB
         0.500%, 11/01/42                             8,500,000       8,500,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Life Chiropractic College, RB,
         LOC Bank of the West
         0.230%, 01/01/25                           $ 4,535,000   $   4,535,000
         University of San Francisco,
         RB, LOC JPMorgan Chase Bank
         0.230%, 05/01/33                               100,000         100,000
      California State, Health Facilities
         Financing Authority,
         Catholic Healthcare,
         Ser H, RB, LOC Citibank N.A. (A) (B) (C)
         0.240%, 07/01/33                             2,000,000       2,000,000
      California State, Housing Finance
         Agency, Multi-Family Housing,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.230%, 02/01/35                            13,300,000      13,300,000
      Chino Basin Regional Financing
         Authority, Inland Empire Utilities,
         Ser B LOC Lloyds TSB Bank (A) (B) (C)
         0.210%, 06/01/32                             6,000,000       6,000,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.240%, 11/15/22                             6,600,000       6,600,000
      Hemet Unified School District, COP,
         School Facilities Project,
         LOC State Street Bank & Trust Co.
         (A) (B) (C)
         0.230%, 10/01/36                             6,000,000       6,000,000
      Hesperia, Unified School District,
         (A) (B) (C)
         Interim School Facility
         Funding Program, COP, AGM Insured,
         SPA Dexia Credit
         1.150%, 02/01/28                             1,340,000       1,340,000
         1.150%, 02/01/38                             3,900,000       3,900,000
      Irvine, Improvement Bond Act of 1915,
         Special Assessment, (A) (B) (C)
         Assessment District 94-13,
         LOC State Street Bank & Trust Co.
         0.240%, 09/02/22                               500,000         500,000
         Limited Obligation Reassessment,
         Ser 85-7-A, AGM Insured,
         SPA Dexia Credit
         0.450%, 09/02/32                             8,500,000       8,500,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.250%, 10/01/30                             4,900,000       4,900,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.260%, 05/01/19                               375,000         375,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority,
         Malibu Meadows II,
         Ser C, RB, FNMA
         Insured (A) (B) (C)
         0.230%, 04/15/28                           $ 7,000,000   $   7,000,000
      Los Angeles County, TRAN, GO
         2.000%, 06/30/11                            10,000,000      10,018,742
      Los Angeles, COP, Kadima Hebrew
         Academy, Ser A
         LOC Bank of America N.A. (A) (B) (C)
         0.280%, 08/01/35                             1,150,000       1,150,000
      Los Angeles, Department of Water &
         Power, Waterworks Revenue,
         Sub-Ser B-4, RB,
         SPA Wells Fargo Bank N.A.
         (A) (B) (C)
         0.230%, 07/01/35                            10,075,000      10,075,000
      Los Angeles, TECP
         LOC Barclays Bank (C)
         0.260%, 05/13/11                             6,450,000       6,450,000
      Los Angeles, TRAN, GO
         2.000%, 05/31/11                             5,000,000       5,004,899
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B) (C)
         Ser B, RB, SPA Landesbank Hessen
         0.230%, 07/01/28                            16,000,000      15,999,451
         Ser C, RB, SPA Landesbank Hessen
         0.250%, 07/01/28                             9,900,000       9,900,000
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project,
         Ser A, RB, AGM Insured,
         SPA Dexia Credit (A) (B) (C)
         1.000%, 05/01/24                            31,500,000      31,500,000
      Orange County Improvement Bond
         Act 1915, Special Assessment,
         District 01-1, Ser A, County
         Guaranteed, LOC KBC Bank NV
         (A) (B) (C)
         0.270%, 09/02/33                             6,244,000       6,244,000
      Pittsburg, Public Financing
         Authority, RB,
         LOC Bank of the West (A) (B) (C)
         0.270%, 06/01/35                             6,000,000       6,000,000
      Riverside County, Public Facilities,
         Ser B, COP, LOC State Street
         Bank & Trust Co. (A) (B) (C)
         0.250%, 12/01/15                             2,250,000       2,250,000
      Riverside County, TRAN, GO, Ser B
         2.000%, 06/30/11                            10,000,000      10,023,703

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento County, Sanitation
         District, Financing Authority,
         Subordinate Lien, Ser E, RB,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.230%, 12/01/40                           $ 5,200,000   $   5,200,000
      San Diego County, Regional
         Transportation Commission,
         Sales Tax Revenue, Ser D, RB,
         SPA Dexia Credit Local (A) (B) (C)
         1.050%, 04/01/38                               600,000         600,000
      San Francisco City & County, (A) (B) (C)
         Airport Commission, International
         Airport, Ser 37D, RB, AGM Insured,
         SPA Dexia Credit
         1.050%, 05/01/30                            12,690,000      12,690,000
         Finance Corporation Lease,
         Revenue, Moscone Center,
         Ser 2008-2, RB, LOC State Street
         Bank & Trust Co.
         0.210%, 04/01/30                             5,430,000       5,430,000
         Redevelopment Agency Revenue,
         Community Facilities District No. 4,
         RB, LOC Bank of America N.A.
         0.350%, 08/01/31                            11,650,000      11,650,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB, LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.270%, 08/01/15                               450,000         450,000
      Santa Cruz County, TRAN, GO
         2.000%, 06/30/11                             4,000,000       4,009,811
      Torrance, Torrance Memorial Medical
         Center, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.240%, 09/01/45                             2,000,000       2,000,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA Insured (A) (B) (C)
         0.300%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.300%, 06/01/31                            15,145,000      15,145,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.220%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    355,649,896
                                                                  -------------

                                            See note to schedule of investments.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
   ILLINOIS - 3.9%
      Chicago, Ser F, GO,
         SPA Banco Bilbao Vizcaya
         (A) (B) (C)
         0.500%, 01/01/42                           $17,000,000   $  17,000,000
                                                                  -------------
   INDIANA - 5.8%
      Indiana State, Financing Authority,
         Environmental Revenue,
         AMT Mittal Steel USA,
         RB, LOC Banco Bilbao
         Vizcaya (A) (B) (C)
         0.950%, 08/01/30                            25,000,000      25,000,000
                                                                  -------------
   KENTUCKY - 3.5%
      Carroll County, Solid Waste Disposal
         Revenue, AMT, North American
         Project, RB, LOC PNC Bank N.A.
         (A) (B) (C)
         0.310%, 07/01/30                            15,000,000      15,000,000
                                                                  -------------
   WASHINGTON D.C. - 1.5%
      Metropolitan Airport Authority
         System, Ser C, RB, AMT, AGM
         Insured (A) (B) (C)
         1.200%, 10/01/21                             6,500,000       6,500,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $419,149,896)                                        419,149,896
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          562,303         562,303
      Goldman Sachs Institutional
         Liquid Assets Tax-Exempt
         California Portfolio                             6,450           6,450
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $568,753)                                                568,753
                                                                  -------------
   TOTAL INVESTMENTS - 96.8%
      (Cost $419,718,649) +                                         419,718,649
                                                                  -------------
OTHER ASSETS & LIABILITIES, NET - 3.2%                               13,800,300
                                                                  -------------
NET ASSETS - 100.0%                                               $ 433,518,949
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+     AT APRIL 30, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2011.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON APRIL 30, 2011.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
RAN   - REVENUE ANTICIPATION NOTE
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                 LEVEL 2        LEVEL 3
                                 TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                  04/30/11        PRICE          INPUTS         INPUTS
                                ------------   ------------   -------------   ------------
   Municiple Bonds              $419,149,896   $         --   $ 419,149,896   $         --
   Registered Investment
      Companies                      568,753        568,753              --             --
                                ------------   ------------   -------------   ------------
Total:                          $419,718,649   $    568,753   $ 419,149,896   $         --
                                ============   ============   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 52.3%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 4.6% (A)
      Silver Tower U.S. Funding
         0.681%, 06/01/11                         $  20,000,000   $  19,988,289
         0.803%, 07/15/11                            25,000,000      24,958,333
         0.884%, 09/08/11                            75,000,000      74,761,667
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - AUTOMOBILE
         (Cost $119,708,289)                                        119,708,289
                                                                  -------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 4.1% (A)
      White Point Funding. Inc.
         0.420%, 05/31/11                            20,736,000      20,728,742
         0.451%, 06/24/11                            35,144,000      35,120,278
         0.451%, 07/05/11                            35,000,000      34,971,563
         0.671%, 07/11/11                            15,824,000      15,803,090
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $106,623,673)                                        106,623,673
                                                                  -------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 14.2% (A)
      Belmont Funding LLC
         0.250%, 05/04/11                            25,000,000      24,999,479
         0.250%, 05/06/11                            50,000,000      49,998,263
      Ebbets Funding LLC
         0.260%, 05/02/11                            75,000,000      74,999,458
         0.300%, 05/26/11                            50,000,000      49,989,584
      Rhein-Main Securitization Ltd.
         0.450%, 05/11/11                            36,000,000      35,995,500
         0.400%, 05/13/11                            19,348,000      19,345,420
      Rheingold Securitisation
         0.370%, 05/06/11                            38,718,000      38,716,010
         0.330%, 05/09/11                            76,820,000      76,814,367
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS
         (Cost $370,858,081)                                        370,858,081
                                                                  -------------
   ASSET-BACKED SECURITIES - GOVERNMENT - 4.1% (A)
      Royal Park Investment Funding Corp./
         Guarantee-Kingdom of Belgium
         0.410%, 06/01/11                            50,000,000      49,982,347
         0.576%, 06/17/11                            57,000,000      56,957,211
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - GOVERNMENT
         (Cost $106,939,558)                                        106,939,558
                                                                  -------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 19.4% (A)
      Arabella Finance LLC
         0.450%, 05/17/11                           100,000,000      99,980,000
         0.500%, 05/23/11                            25,000,000      24,992,361
      Autobahn Funding Co. LLC
         0.130%, 05/02/11                            29,931,000      29,930,892
         0.200%, 05/06/11                            40,000,000      39,998,889
      Falcon Asset Securities Co. LLC
         0.080%, 05/02/11                            41,717,000      41,716,907

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - (CONTINUED)
      Jupiter Security Co LLC
         0.080%, 05/02/11                         $  51,306,000   $  51,305,886
      Romulus Funding Corp.
         0.270%, 05/03/11                            75,000,000      74,998,875
         0.260%, 05/11/11                            45,000,000      44,996,750
      Sydney Capital Corp.
         0.380%, 06/14/11                           100,000,000      99,953,556
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - TRADE RECEIVABLES
         (Cost $507,874,116)                                        507,874,116
                                                                  -------------
   BANKING - 5.9% (A)
      Beethoven Funding Corp.
         0.450%, 05/09/11                            39,755,000      39,751,025
      PB Finance (Delaware)
         0.551%, 06/22/11                            50,000,000      49,960,278
         0.551%, 08/26/11                            65,000,000      64,883,813
                                                                  -------------
      TOTAL BANKING
         (Cost $154,595,116)                                        154,595,116
                                                                  -------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,366,598,833)                                    1,366,598,833
                                                                  -------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 20.7%
--------------------------------------------------------------------------------
      Barclays Bank PLC NY
         0.713%, 09/22/11 (B)                       100,000,000     100,000,000
      Dexia Credit Local SA NY
         0.240%, 05/03/11                           120,000,000     120,000,000
      KBC Bank NV NY
         0.490%, 05/23/11                            61,000,000      61,000,186
         0.550%, 06/29/11                            60,000,000      60,000,491
      Natixis NY
         0.931%, 07/11/11 (B)                        75,000,000      75,000,000
      Societe Generale NY
         0.581%, 01/11/12 (B)                        75,000,000      75,000,000
         0.741%, 02/10/12 (B)                        50,000,000      50,000,000
                                                                  -------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $541,000,677)                                        541,000,677
                                                                  -------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 11.1%
--------------------------------------------------------------------------------
   AUTOMOTIVE - 1.5%
      Toyota Motor Credit Corp., MTN
         0.300%, 01/13/12 (B)                        39,000,000      39,000,000
                                                                  -------------
      TOTAL AUTOMOTIVE
         (Cost $39,000,000)                                          39,000,000
                                                                  -------------
   BANKING - 9.6%
      Bank of Montreal Chicago,
         MTN (A) (C)
         0.783%, 05/04/12                           150,000,000     150,000,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED)
      Credit Agricole London,
         MTN (A) (C)
         0.589%, 04/20/12                         $ 100,000,000  $  100,000,000
                                                                 --------------
      TOTAL BANKING
         (Cost $250,000,000)                                        250,000,000
                                                                 --------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $289,000,000)                                        289,000,000
                                                                 --------------
--------------------------------------------------------------------------------
   TIME DEPOSIT - 4.8%
--------------------------------------------------------------------------------
      Citibank N.A. Nassau
         0.090%, 05/02/11                           125,000,000     125,000,000
                                                                 --------------
      TOTAL TIME DEPOSIT
         (Cost $125,000,000)                                        125,000,000
                                                                 --------------
--------------------------------------------------------------------------------
   BANK NOTE - 3.8%
--------------------------------------------------------------------------------
   BANKING - 3.8%
      Bank of America NA
         0.313%, 07/27/11 (B)                       100,000,000     100,000,000
                                                                 --------------
      TOTAL BANK NOTE
         (Cost $100,000,000)                                        100,000,000
                                                                 --------------
--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.9%
--------------------------------------------------------------------------------
   BANKING - 1.9%
      Westpac Banking Corp. (A) (C)
         0.324%, 05/04/12                            50,000,000      50,000,000
                                                                 --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                 --------------
--------------------------------------------------------------------------------
   MASTER NOTE - 2.9%
--------------------------------------------------------------------------------
   BANKING - 2.9%
      Merrill, Lynch, Pierce, Fenner &
         Smith, Inc., Gurantee:
         Bank of America
         0.230%, 05/02/11 (B)                        75,000,000      75,000,000
                                                                 --------------
      TOTAL MASTER NOTE
         (Cost $75,000,000)                                          75,000,000
                                                                 --------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.3%
--------------------------------------------------------------------------------
   MULTI FAMILY HOUSING - 0.2%
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B,
         RB, LOC: Bank of America
         0.200%, 08/01/41 (D)                         3,425,000       3,425,000
                                                                 --------------
      TOTAL MULTI FAMILY HOUSING
         (Cost $3,425,000)                                            3,425,000
                                                                 --------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
   U.S. GOVERNMENT - 0.1%
      Winston Salem, NC, COP,
         SPA:Branch Banking & Trust
         0.320%, 11/01/12 (D) (E)                 $   3,000,000  $    3,000,000
                                                                 --------------
      TOTAL U.S. GOVERNMENT
         (Cost $3,000,000)                                            3,000,000
                                                                 --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                            6,425,000
                                                                 --------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $62,833,546
         (collateralized by a U.S. Treasury
         Bond obligation, par value
         $60,275,000, 4.750%,
         02/15/41, total market
         value $64,093,656)                          62,833,388      62,833,388
                                                                 --------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $62,833,388)                                          62,833,388
                                                                 --------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $2,615,857,898) +                                     2,615,857,898
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                          (4,169,574)
                                                                 --------------
   NET ASSETS - 100.0%                                           $2,611,688,324
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT APRIL 30, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 WERE $1,666,598,833 AND REPRESENTED 63.8% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2011. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2011. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(E)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

                                            See note to schedule of investments.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COP   - CERTIFICATES OF PARTICIPATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NA    - NATIONAL ASSOCIATION
NC    - NORTH CAROLINA
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                                  LEVEL 2         LEVEL 3
                                     TOTAL FAIR     LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                      VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                      04/30/11       PRICE         INPUTS          INPUTS
                                  ---------------   -------   ---------------   ------------
   Investments in Securities **   $ 2,615,857,898   $    --   $ 2,615,857,898   $         --
                                  ===============   =======   ===============   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 2.3%
--------------------------------------------------------------------------------
      FFCB
         0.213%, 11/27/12 (A)                       $ 5,000,000   $   5,000,000
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $5,000,000)                                            5,000,000
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS* - 9.1%
--------------------------------------------------------------------------------
      American Express Bank FSB, FDIC
         1.211%, 12/09/11 (A)                         7,500,000       7,547,893
      Citigroup, FDIC
         1.031%, 12/09/11 (A)                         5,000,000       5,025,500
      Straight-A Funding, Series 1, FFBLL
         0.202%, 07/05/11 (B)                         7,000,000       6,997,472
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $19,570,865)                                          19,570,865
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 75.5%
--------------------------------------------------------------------------------
      Barclays Capital
         0.030%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $53,000,133
         (collateralized by a U.S. Treasury
         Note obligation, par value
         $54,060,700, 0.000%,
         06/09/11, total market
         value $54,059,469)                          53,000,000      53,000,000
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11,
         matures on 05/02/11, repurchase
         price $57,365,641 (collateralized
         by various U.S. Treasury obligations,
         ranging in par value from
         $9,805,000 - $45,169,900, 3.375% -
         4.750%, 06/30/13 - 02/15/41,
         total market value $58,723,258)             57,365,498      57,365,498

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Fenner Pierce & Smith
         0.030%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $53,000,133
         (collateralized by a U.S. Treasury
         Note, par value $54,399,600,
         0.500%, 11/15/13, total market
         value $54,085,830)                       $  53,000,000   $  53,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $163,365,498)                                        163,365,498
                                                                  -------------
   TOTAL INVESTMENTS - 86.9%
      (Cost $187,936,363) +                                         187,936,363
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 13.1%                           28,332,462
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 216,268,825
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF APRIL 30, 2011 WAS $6,997,472 AND REPRESENTED 3.3% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FCB   - FEDERAL FARM CREDIT BANK

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                             LEVEL 2         LEVEL 3
                                  TOTAL FAIR    LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                   VALUE AT     QUOTED      OBSERVABLE    UNOBSERVABLE
                                   04/30/11      PRICE        INPUTS         INPUTS
                                -------------   -------   -------------   ------------
   Investments in Securities**  $ 187,936,363   $    --   $ 187,936,363   $         --
                                =============   =======   =============   ============

** See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.2%
--------------------------------------------------------------------------------
      FFCB
         0.306%, 05/18/11 (A)                     $  50,000,000   $  50,000,248
         0.144%, 05/19/11 (A)                        50,000,000      49,999,499
         0.303%, 07/20/11 (A)                        30,000,000      30,000,000
         0.173%, 12/20/11 (A)                        61,000,000      60,992,173
         0.213%, 11/27/12 (A)                        50,000,000      50,000,000
      FHLB
         0.149%, 08/01/11 (A)                        30,000,000      29,997,336
      FHLMC
         0.183%, 09/26/11 (A)                        25,000,000      24,994,875
      FNMA
         0.141%, 08/11/11 (A)                        30,000,000      29,996,615
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $325,980,746)                                        325,980,746
                                                                  -------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 17.5%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.200%, 08/15/33                             4,800,000       4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments,
         Ser A, RB
         Guarantee: FNMA (B)
         0.220%, 07/15/35                             1,250,000       1,250,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.180%, 06/15/34                            26,050,000      26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch,
         Ser A, RB
         Guarantee: FNMA (B)
         0.230%, 07/15/36                             1,100,000       1,100,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.200%, 05/15/35                             3,630,000       3,630,000
      Goldleaf Mortgage, Ser 2007A
         Guarantee: FHLB (B)
         0.260%, 11/01/37                            14,095,000      14,095,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.210%, 10/15/41                            14,225,000      14,225,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.210%, 04/15/36                           $ 2,505,000   $   2,505,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.180%, 11/15/35                             4,970,000       4,970,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.210%, 03/15/36                             7,100,000       7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.180%, 06/15/34                             6,800,000       6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.180%, 11/15/36                            18,975,000      18,975,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.210%, 05/15/41                             5,100,000       5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.200%, 05/15/33                            10,200,000      10,200,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.210%, 05/15/34                             1,290,000       1,290,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.180%, 11/15/36                               800,000         800,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.210%, 11/15/36                             2,500,000       2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.210%, 05/15/33                            13,800,000      13,800,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.210%, 11/01/36                             3,300,000       3,300,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.210%, 11/01/33                               200,000         200,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.180%, 11/15/36                             5,000,000       5,000,000

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.230%, 08/15/31                           $ 6,305,000   $   6,305,000
      Virginia, Chesapeake,
         Redevelopment & Housing
         Authority, Multi-Family Housing
         Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.220%, 01/15/41                             1,625,000       1,625,000
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.220%, 12/15/41                             3,510,000       3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.220%, 09/01/34                             3,240,000       3,240,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.220%, 07/15/38                             1,855,000       1,855,000
         Pinehurst Apartments
         Project, Ser B, RB
         Guarantee: FNMA
         0.220%, 03/15/39                             1,670,000       1,670,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.200%, 12/15/36                             3,420,000       3,420,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.220%, 06/15/37                             2,120,000       2,120,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $171,435,000)                                        171,435,000
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 9.5%
--------------------------------------------------------------------------------
      Citigroup, FDIC (A)
         1.031%, 12/09/11                            50,000,000      50,255,000
      Straight-A Funding, Series 1, FFBLL (C)
         0.202%, 07/05/11                            43,000,000      42,984,472
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $93,239,472)                                          93,239,472
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 40.2%
--------------------------------------------------------------------------------
      Barclays Capital
         0.030%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $144,178,248
         (collateralized by various U.S.
         Treasury obligations, ranging in
         par value from $3,792,600 -
         $139,340,600, 1.750%-3.125%,
         12/31/14 - 12/31/17, total market
         value $147,121,861)                       $144,177,888   $ 144,177,888
      Credit Suisse Securities (USA)
         0.030%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $20,000,050
         (collateralized by a U.S. Treasury
         Note obligation, par value $19,870,000,
         1.750%, 01/13/14, total
         market value $20,409,367)                   20,000,000      20,000,000
      Goldman Sachs
         0.040%, dated 04/29/11,
         matures on 05/02/11,
         repurchase price $230,000,767
         (collateralized by various U.S.
         agency obligations, ranging in
         par value from $1,859,000 -
         $203,634,000, 4.875% - 5.000%,
         06/13/16 - 02/16/17, total
         market value $235,437,008)                 230,000,000     230,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $394,177,888)                                        394,177,888
                                                                  -------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $984,833,106) +                                         984,833,106
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.4)%                          (3,520,566)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 981,312,540
                                                                  =============

--------------------------------------------------------------------------------
+     AT APRIL 30, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON APRIL 30, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF APRIL 30, 2011 WAS 42,984,472 AND REPRESENTED 4.4% OF NET ASSETS.

                                            See note to schedule of investments.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FDIC   - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL  - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB   - FEDERAL FARM CREDIT BANK
FHLB   - FEDERAL HOME LOAN BANK
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB     - REVENUE BOND
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                               LEVEL 2        LEVEL 3
                                TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT       QUOTED       OBSERVABLE     UNOBSERVABLE
                                 04/30/11        PRICE         INPUTS         INPUTS
                               -------------   ----------   -------------   ------------
   Investments in Securities*  $ 984,833,106   $       --   $ 984,833,106   $         --
                               =============   ==========   =============   ============

* See schedule of investments detail for industry and security type breakouts.

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 89.5%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.031%, 05/05/11                         $  74,083,000    $ 74,082,750
         0.025%, 05/12/11                           101,032,000     101,031,230
         0.030%, 05/19/11                           234,243,000     234,239,572
         0.030%, 05/26/11                           125,000,000     124,997,396
         0.148%, 06/09/11                            27,916,000      27,911,584
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $562,262,532)                                        562,262,532
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTE - 7.9%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.875%, 05/31/11                            50,000,000      50,035,221
                                                                  -------------
      TOTAL U.S. TREASURY NOTE
         (Cost $50,035,221)                                          50,035,221
                                                                  -------------
   TOTAL INVESTMENTS - 97.4%
      (Cost $612,297,753) +                                         612,297,753
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 2.6%                            16,037,720
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 628,335,473
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

A summary of the inputs used to value the Fund's net assets as of April 30, 2011 is as follows (see note to schedule of investments):

                                                             LEVEL 2         LEVEL 3
                               TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                04/30/11        PRICE         INPUTS        INPUTS
                             -------------   ----------   -------------   ------------
U.S. Treasury Bills          $ 562,262,532   $       --   $ 562,262,532   $         --
U.S. Treasury Note              50,035,221           --      50,035,221             --
                             -------------   ----------   -------------   ------------
Total:                       $ 612,297,753   $       --   $ 612,297,753   $         --
                             =============   ==========   =============   ============

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

86   HIGHMARK(R) FUNDS

NOTE TO SCHEDULE OF INVESTMENTS
APRIL 30, 2011 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in
                      active markets for identical assets and liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                                                            HIGHMARK(R) FUNDS 87

NOTE TO SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2011 (UNAUDITED)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of Fund's investments as of April 30, 2011 is included with each Fund's schedule of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the nine months ended April 30, 2011, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average, was 3.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

As of April 30, 2011, the Enhanced Growth Fund was the only Fund in which options were traded. See the Schedule of Investments for open contracts held and premiums received. During the nine months ended April 30, 2011, the average number of options contracts outstanding, based on a quarterly average, was 16 on the Enhanced Growth Fund.

FUTURES CONTRACTS - The Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund utilized futures contracts during the nine months ended April 30, 2011. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of April 30, 2011, the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. During the nine months ended April 30, 2011, the average number of futures contracts outstanding, based on a quarterly average, was 22, 6, 24 and 10 on the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund, respectively.

88 HIGHMARK(R) FUNDS

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HighMark Funds
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  6/29/2011
    --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Earle A. Malm II
                         -----------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date  6/29/2011
    --------------------------------------------------------------------------

By (Signature and Title)*    /s/ Pamela O'Donnell
                         -----------------------------------------------------
                             Pamela O'Donnell, Chief Financial Officer
                             (principal financial officer)

Date  6/29/2011
    --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.